UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10267
Investment Company Act file number
ASSETMARK FUNDS
(Exact name of registrant as specified in charter)
2300 CONTRA COSTA BOULEVARD, SUITE 425, PLEASANT HILL, CA 94523-3967
(Address of principal executive offices) (Zip code)
CARRIE HANSEN
ASSETMARK INVESTMENT SERVICES, INC.
2300 CONTRA COSTA BOULEVARD, SUITE 425
PLEASANT HILL, CA 94523-3967
(Name and address of agent for service)
(800) 664-5345
Registrant’s telephone number, including area code
Date of fiscal year end: June 30
Date of reporting period: December 31, 2005

Item 1. Report to Stockholders.

Investment Advisor
AssetMark Investment Services, Inc.
Semi-Annual Report
December 31, 2005
ASSETMARK LARGE CAP GROWTH FUND
ASSETMARK LARGE CAP VALUE FUND
ASSETMARK SMALL/MID CAP GROWTH FUND
ASSETMARK SMALL/MID CAP VALUE FUND
ASSETMARK INTERNATIONAL EQUITY FUND
ASSETMARK REAL ESTATE SECURITIES FUND
ASSETMARK TAX-EXEMPT FIXED INCOME FUND
ASSETMARK CORE PLUS FIXED INCOME FUND

February 2006
Dear Shareholder,
     As we reflect back on 2005, we’re reminded of the numerous tumultuous events that highlighted the year — two devastating hurricanes, rising oil prices, the ongoing war in Iraq, higher short-term interest rates, and the appointment of a new Federal Reserve Chairman. Yet through it all, the US economy continued to grow at a strong pace with an annualized GDP growth rate for the third quarter at 4.1%. Fourth quarter GDP growth was off at 1.1%, mainly due to the economic disruption resulting from the hurricanes, but projections for the first quarter of 2006 have it rebounding back to 4.0%. Similarly, US and global financial markets shook off much of the bad news, and delivered positive returns across all categories for the year.
     During the second half of 2005, we made a change in our lineup of investment managers for the AssetMark Funds. One of the two Sub-Advisors for the AssetMark Small/Mid Cap Growth Fund, TCW Investment Management Company, was replaced by Nicholas-Applegate Capital Management. After an extensive search of the Small/Mid Cap Growth manager universe, with the assistance of Wilshire Associates, Nicholas-Applegate Capital Management was chosen for this mandate and took over as investment manager of approximately 50% of the Fund’s portfolio on September 19, 2005. The balance of the Fund continues to be managed by Copper Rock Capital Partners.
     In consultation with Wilshire Associates, we will continue our diligent efforts to research and monitor a broad universe of investment managers to provide shareholders with the finest institutional quality investment capabilities available for the management of the AssetMark Funds portfolios.
     In November, 2005, we were proud to achieve yet another milestone in the 4-1/2 year history of the AssetMark Funds, as our total assets in the Funds surpassed $3 billion. We greatly appreciate the support of the thousands of individual shareholders of the Funds and the hundreds of independent investment advisors who have recommended the Funds as integral components of a diversified asset allocation portfolio.
     We look forward into 2006 with confidence that the Funds will continue to be well positioned to meet the challenges and opportunities that lie ahead.
Sincerely,
Ronald D. Cordes
Chairman and President
AssetMark Funds

AssetMark Funds
EXPENSE EXAMPLE
December 31, 2005 (Unaudited)
As a shareholder of the AssetMark Funds (the “Funds”), you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (July 1, 2005 – December 31, 2005).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
AssetMark Large Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	July 1, 2005	December 31, 2005	July 1, 2005 - December 31, 2005
Actual	$1,000.00	$1,081.50	$6.98

Hypothetical (5% return before expenses)	1,000.00	1,018.50	6.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.33%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

AssetMark Funds
EXPENSE EXAMPLE (Continued)
December 31, 2005 (Unaudited)
AssetMark Large Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	July 1, 2005	December 31, 2005	July 1, 2005 - December 31, 2005
Actual	$1,000.00	$1,029.90	$6.65

Hypothetical (5% return before expenses)	1,000.00	1,018.65	6.61

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
AssetMark Small/Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	July 1, 2005	December 31, 2005	July 1, 2005 - December 31, 2005
Actual	$1,000.00	$1,077.10	$7.07

Hypothetical (5% return before expenses)	1,000.00	1,018.40	6.87

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
AssetMark Small/Mid Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	July 1, 2005	December 31, 2005	July 1, 2005 - December 31, 2005
Actual	$1,000.00	$1,033.10	$8.10

Hypothetical (5% return before expenses)	1,000.00	1,017.24	8.03

*	Expenses are equal to the Fund’s annualized expense ratio of 1.58%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
AssetMark International Equity Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	July 1, 2005	December 31, 2005	July 1, 2005 - December 31, 2005
Actual	$1,000.00	$1,168.30	$7.32

Hypothetical (5% return before expenses)	1,000.00	1,018.45	6.82

*	Expenses are equal to the Fund’s annualized expense ratio of 1.34%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

AssetMark Funds
EXPENSE EXAMPLE (Continued)
December 31, 2005 (Unaudited)
AssetMark Real Estate Securities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	July 1, 2005	December 31, 2005	July 1, 2005 - December 31, 2005
Actual	$1,000.00	$1,066.90	$7.76

Hypothetical (5% return before expenses)	1,000.00	1,017.69	7.58

*	Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
AssetMark Tax-Exempt Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	July 1, 2005	December 31, 2005	July 1, 2005 - December 31, 2005
Actual	$1,000.00	$996.30	$6.49

Hypothetical (5% return before expenses)	1,000.00	1,018.70	6.56

*	Expenses are equal to the Fund’s annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
AssetMark Core Plus Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	July 1, 2005	December 31, 2005	July 1, 2005 - December 31, 2005
Actual	$1,000.00	$999.80	$5.90

Hypothetical (5% return before expenses)	1,000.00	1,019.31	5.96

*	Expenses are equal to the Fund’s annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS
December 31, 2005 (Unaudited)
AssetMark Large Cap Growth Fund
Components of Portfolio Holdings

Consumer Discretionary	$130,810,105
Consumer Staples	44,510,641
Energy	19,994,894
Financials	112,879,837
Health Care	94,884,005
Industrials	48,842,162
Information Technology	193,756,572
Materials	11,219,838
Short Term Investments	13,625,625

Total	$670,523,679	(1)

(1)	Total excludes $252,193,018 of Securities Lending Collateral
AssetMark Large Cap Value Fund
Components of Portfolio Holdings

Consumer Discretionary	$83,828,179
Consumer Staples	87,039,292
Energy	44,508,630
Financials	177,018,084
Health Care	79,405,654
Industrials	21,435,856
Information Technology	94,037,458
Materials	11,867,853
Telecommunication Services	38,439,587
Short Term Investments	8,652,920

Total	$646,233,513	(1)

(1)	Total excludes $259,251,074 of Securities Lending Collateral

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued)
December 31, 2005 (Unaudited)
AssetMark Small/Mid Cap Growth Fund
Components of Portfolio Holdings

Consumer Discretionary	$24,088,803
Consumer Staples	2,449,426
Energy	15,296,764
Financials	18,294,202
Health Care	40,796,672
Industrials	25,494,269
Information Technology	49,030,656
Materials	3,056,824
Telecommunication Services	3,320,298
Utilities	2,246,179

Total	$184,074,093	(1)

(1)	Total excludes $60,348,898 of Securities Lending Collateral
AssetMark Small/Mid Cap Value Fund
Components of Portfolio Holdings

Consumer Discretionary	$31,344,481
Consumer Staples	8,517,042
Energy	1,420,650
Financials	33,841,837
Health Care	15,689,869
Industrials	38,247,874
Information Technology	20,341,458
Materials	7,084,666
Utilities	7,530,499
Short Term Investments	2,492,748

Total	$166,511,124	(1)

(1)	Total excludes $59,710,863 of Securities Lending Collateral

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued)
December 31, 2005 (Unaudited)
AssetMark International Equity Fund
Components of Portfolio Holdings

Asia	$177,840,960
Australia	12,154,580
Europe	300,109,034
North America	14,118,120
South America	3,135,820

Total	$507,358,514	(1)

(1)	Total excludes $95,854,486 of Securities Lending Collateral
AssetMark Real Estate Securities Fund
Components of Portfolio Holdings

Apartments	$13,475,404
Diversified	7,552,022
Health Care	149,715
Hotels & Motels	2,798,862
Manufacturing Homes	78,500
Office Property	15,308,608
Regional Malls	11,104,633
Real Estate Operations/Development	3,557,791
Shopping Centers	8,716,120
Storage	1,491,500
Warehouse/Industrial	5,999,505
Short Term Investments	338,813

Total	$70,571,473	(1)

(1)	Total excludes $22,748,618 of Securities Lending Collateral

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued)
December 31, 2005 (Unaudited)
AssetMark Tax-Exempt Fixed Income Fund
Components of Portfolio Holdings

General Obligation Bonds	$76,640,742
Revenue Bonds	111,352,504
Certificate Participation	542,615
Short Term Investments	5,260,000

Total	$193,795,861

AssetMark Core Plus Fixed Income Fund
Components of Portfolio Holdings

Asset Backed Securities	$39,464,757
Collateralized Mortgage Obligations	24,918,849
Convertible Preferred Stocks	1,138,658
Corporate Bonds	86,922,335
Foreign Government Agency Issues	97,515
Foreign Government Note/Bonds	27,046,702
Mortgage Backed Securities	174,198,334
Municipal Bonds	267,285
Preferred Stocks	3,955,260
Supranational Obligations	1,173,570
U.S. Government Agency Issues	187,886,759
U.S. Treasury Obligations	87,999,470
Warrants	11,780
Short Term Investments	25,653,837

Total	$660,735,111	(1)

(1)	Total excludes $175,594,109 of Securities Lending Collateral

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS - 97.88%
	Beverages - 0.87%
99,100	PepsiCo, Inc.	$5,854,828

	Biotechnology - 6.09%
249,550	Amgen, Inc. (a)(b)	19,679,513
228,820	Genentech, Inc. (a)(b)	21,165,850

		40,845,363

	Capital Markets - 3.61%
75,500	AG Edwards, Inc. (b)	3,537,930
167,000	The Bank of New York Co., Inc.	5,318,950
34,600	Franklin Resources, Inc.	3,252,746
123,100	Merrill Lynch & Co, Inc.	8,337,563
101,600	SEI Investments Co.	3,759,200

		24,206,389

	Chemicals - 1.67%
136,000	Air Products & Chemicals, Inc. (b)	8,049,840
87,400	Ecolab, Inc. (b)	3,169,998

		11,219,838

	Commercial Banks - 2.16%
307,320	Commerce Bancorp Inc. (b)	10,574,881
73,800	Wachovia Corp.	3,901,068

		14,475,949

	Commercial Services & Supplies - 1.52%
168,900	Apollo Group, Inc. (a)(b)	10,211,694

	Communications Equipment - 5.49%
829,600	Cisco Systems, Inc. (a)(b)	14,202,752
251,700	Motorola, Inc. (b)	5,685,903
392,800	QUALCOMM, Inc.	16,921,824

		36,810,479

	Computers & Peripherals - 4.34%
516,950	Dell, Inc. (a)(b)	15,503,331
505,750	Network Appliance, Inc. (a)	13,655,250

		29,158,581

	Consumer Finance - 1.57%
142,100	American Express Co. (b)	7,312,466
37,000	Capital One Financial Corp. (b)	3,196,800

		10,509,266

	Diversified Financial Services - 0.98%
135,900	Citigroup, Inc.	6,595,227

	Electrical Equipment - 1.07%
96,500	Emerson Electric Co.	7,208,550

	Electronic Equipment & Instruments - 1.37%
84,200	CDW Corp. (b)	4,847,394
168,100	Molex, Inc.	4,362,195

		9,209,589

	Energy Equipment & Services - 1.93%
120,300	Baker Hughes, Inc.	7,311,834
90,300	National-Oilwell, Inc. (a)	5,661,810

		12,973,644

	Food & Staples Retailing - 2.85%
132,200	Costco Wholesale Corp. (b)	6,539,934
283,900	Walgreen Co. (b)	12,565,414

		19,105,348

	Food Products - 0.88%
119,900	General Mills, Inc.	5,913,468

	Health Care Equipment & Supplies - 3.96%
145,200	Biomet, Inc. (b)	5,309,964
150,000	Medtronic, Inc.	8,635,500
251,200	Varian Medical Systems, Inc. (a)(b)	12,645,408

		26,590,872

	Health Care Providers & Services - 1.23%
41,800	Express Scripts, Inc. (a)(b)	3,502,840
76,000	UnitedHealth Group, Inc.	4,722,640

		8,225,480

	Hotels Restaurants & Leisure - 2.11%
84,200	Carnival Corp. (b)	4,502,174
321,500	Starbucks Corp. (a)	9,648,215

		14,150,389

	Household Products - 2.03%
122,100	Colgate-Palmolive Co.	6,697,185
119,900	Procter & Gamble Co. (b)	6,939,812

		13,636,997

	Industrial Conglomerates - 3.47%
78,100	3M Co.	6,052,750
491,550	General Electric Co.	17,228,828

		23,281,578

	Insurance - 7.46%
183,200	Aflac, Inc.	8,504,144
See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Insurance (Continued)
74,300	American International Group, Inc.	$5,069,489
312,350	The Progressive Corp. (b)	36,476,233

		50,049,866

	Internet & Catalog Retail - 8.24%
548,100	Amazon.Com, Inc. (a)(b)	25,842,915
680,700	eBay, Inc. (a)(b)	29,440,275

		55,283,190

	Internet Software & Services - 5.99%
38,200	Google, Inc. (a)(b)	15,847,652
621,900	Yahoo!, Inc. (a)(b)	24,366,042

		40,213,694

	IT Services - 1.54%
118,617	First Data Corp.	5,101,717
121,100	Fiserv, Inc. (a)(b)	5,239,997

		10,341,714

	Machinery - 2.73%
88,400	Caterpillar, Inc. (b)	5,106,868
134,800	Dover Corp.	5,458,052
88,500	Illinois Tool Works, Inc. (b)	7,787,115

		18,352,035

	Media - 3.70%
34,600	Omnicom Group (b)	2,945,498
237,400	Pixar (a)(b)	12,515,728
344,105	XM Satellite Radio Holdings, Inc. - Class A (a)(b)	9,387,184

		24,848,410

	Multiline Retail - 0.85%
117,800	Kohl’s Corp. (a)(b)	5,725,080

	Oil & Gas - 1.05%
125,000	Exxon Mobil Corp. (b)	7,021,250

	Pharmaceuticals - 2.86%
18,800	Eli Lilly & Co.	1,063,892
120,600	Johnson & Johnson	7,248,060
267,400	Pfizer, Inc.	6,235,768
224,200	Schering-Plough Corp. (b)	4,674,570

		19,222,290

	Semiconductor & Semiconductor Equipment - 4.60%
307,700	Intel Corp.	7,680,192
346,100	Maxim Integrated Products, Inc. (b)	12,542,664
135,800	Microchip Technology, Inc.	4,365,970
248,700	Xilinx, Inc. (b)	6,269,727

		30,858,553

	Software - 5.54%
324,940	Adobe Systems, Inc.	12,009,782
187,000	Electronic Arts, Inc. (a)(b)	9,781,970
346,400	Microsoft Corp.	9,058,360
197,000	Salesforce.com, Inc. (a)(b)	6,313,850

		37,163,962

	Specialty Retail - 2.31%
88,000	Bed Bath & Beyond, Inc. (a)	3,181,200
96,600	Lowe’s Cos, Inc. (b)	6,439,356
258,750	Staples, Inc.	5,876,212

		15,496,768

	Textiles, Apparel & Luxury Goods - 0.76%
58,700	Nike, Inc.	5,094,573

	Thrifts & Mortgage Finance - 1.05%
206,000	Countrywide Financial Corp. (b)	7,043,140

	Total Common Stocks (Cost $552,993,954)	656,898,054

	SHORT TERM INVESTMENTS - 2.03%
	Money Market Funds - 2.03%
13,625,625	Federated Prime Obligations Fund	13,625,625

	Total Short Term Investments (Cost $13,625,625)	13,625,625

Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 37.57%
	COMMERCIAL PAPER - 14.05%
$2,713,271	CCN Bluegrass,
	4.44%, 11/20/06 (c)	$2,713,271
5,426,542	CCN Independence IV LLC,
	4.39%,10/16/06 (c)	5,426,542
See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	COMMERCIAL PAPER (Continued)
$5,969,196	CCN Orchard Park, 4.42%, 10/06/06 (c)	$5,969,196
4,069,907	Chesham Finance LLC, 4.27%, 01/03/06 (c) (d)	4,067,968
4,069,907	Concord Minutemen Capital Co., 4.30%, 01/04/06 (c)	4,069,907
7,597,159	Concord Minutemen Capital Co., 4.33%, 01/11/06 (c)	7,597,159
5,426,542	Duke Funding, 4.38%, 01/26/06 (c) (d)	5,406,745
5,426,542	Duke Funding, 4.30%, 06/06/06 (c)	5,426,542
4,069,907	Laguna Corp., 3.77%, 01/25/06 (c) (d)	4,044,724
10,853,084	Lakeside Funding LLC, 4.36%, 01/09/06 (c)	10,853,084
2,167,475	Leafs LLC, 2.85%, 01/20/06 (c)	2,167,475
7,315,228	Leafs LLC, 3.77%, 04/20/06 (c)	7,315,228
3,798,580	Morgan Stanley, 4.33%, 01/20/06	3,798,580
3,798,580	Morgan Stanley, 4.33%, 03/01/06	3,798,580
2,713,271	Morgan Stanley, 4.33%, 04/11/06	2,713,271
8,139,813	RAMS Funding LLC, 4.42%, 01/24/06 (c) (d)	8,099,856
10,853,084	Thornburg Mortgage Capital LLC, 4.31%, 01/05/06 (c) (d)	10,812,828

	Total Commercial Paper (Cost $94,280,956)	94,280,956

	CORPORATE BONDS AND NOTES — 2.06%
2,713,271	Bayerische Landesbank, 4.63%, 12/24/15	2,713,271
5,426,542	Liquid Funding Ltd., 4.00%, 05/15/06 (c) (d)	5,425,997
3,255,925	Metlife Global, 3.39%, 04/28/08	3,255,925
2,441,944	Northlake, 1.48%, 03/06/33 (c)	2,441,944

	Total Corporate Bonds and Notes (Cost $13,837,137)	13,837,137

	CORPORATE PAYDOWN SECURITY — 0.40%
2,713,271	Duke Funding, 5.06%, 04/08/06 (c)	2,713,271

	Total Corporate Paydown Security (Cost $2,713,271)	2,713,271

Number of
Shares
	MUTUAL FUND — 0.00%
228	Merrill Lynch Premier Institutional Fund	228

	Total Mutual Fund (Cost $228)	228

Principal
Amount
	REPURCHASE AGREEMENTS — 21.06%
$27,132,711	ABN AMRO Repurchase Agreement, 4.35%, 01/03/06 (Collateralized by Corporate Bonds & Collateralized Mortgage Obligations)	27,132,711
2,713,271	CS First Boston Repurchase Agreement, 4.25%, 01/03/06 (Collateralized by Ginnie Mae Collateralized Mortgage Obligations)	2,713,271
6,783,179	CS First Boston Repurchase Agreement, 4.25%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	6,783,179
5,426,542	CS First Boston Repurchase Agreement, 4.30%, 01/03/06 (Collateralized by Collateralized Mortgage Obligations)	5,426,542
17,636,262	CS First Boston Repurchase Agreement, 4.30%, 01/03/06 (Collateralized by Collateralized Mortgage Obligations)	17,636,262
4,883,888	Lehman Brothers Repurchase Agreement, 4.37%, 01/03/06 (Collateralized by Corporate Bonds)	4,883,888
4,883,888	Morgan Stanley Repurchase Agreement, 4.38%, 01/03/06 (Collateralized by Freddie MacCollateralized Mortgage Obligations)	4,883,888
18,992,898	Morgan Stanley Repurchase Agreement, 4.38%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	18,992,898
See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$52,908,787	Morgan Stanley Repurchase Agreement, 4.38%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	$52,908,787

	Total Repurchase Agreements (Cost $141,361,426)	141,361,426

	Total Investments Purchased As Securities Lending Collateral (Cost $252,193,018)	252,193,018

	Total Investments — 137.48% (Cost $818,812,597)	922,716,697

	Liabilities in Excess of Other Assets — (37.48)%	(251,569,710)

	Total Net Assets — 100.00%	$671,146,987

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.

(b)	All or a portion of this security is on loan.

(c)	Restricted under Rule 144a of the Securities Act of 1933.

(d)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2005.
See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS — 97.62%
	Airlines — 0.41%
113,120	AMR Corp. (a)(b)	$2,514,658
242,080	Delta Air Lines, Inc. (a)(b)	181,560

		2,696,218

	Auto Components — 0.61%
2,076,490	Delphi Corp. (b)	604,259
193,830	The Goodyear Tire & Rubber Co. (a)(b)	3,368,765

		3,973,024

	Automobiles — 4.49%
1,528,890	Ford Motor Co. (b)	11,803,031
623,970	General Motors Corp. (b)	12,117,497
105,500	Harley-Davidson, Inc. (b)	5,432,195

		29,352,723

	Beverages — 0.68%
76,100	Diageo PLC — ADR (b)	4,436,630

	Capital Markets — 0.57%
90,940	Ameriprise Financial, Inc.	3,728,540

	Commercial Banks — 4.90%
236,580	Fifth Third Bancorp (b)	8,923,797
133,061	HSBC Holdings PLC — ADR	10,707,419
82,500	Lloyds TSB Group Plc — ADR (b)	2,788,500
152,100	Wells Fargo & Co.	9,556,443

		31,976,159

	Commercial Services & Supplies — 1.12%
30,700	Dun & Bradstreet Corp. (a)(b)	2,055,672
213,700	H&R Block, Inc.	5,246,335

		7,302,007

	Communications Equipment — 2.12%
317,500	Avaya, Inc. (a)(b)	3,387,725
3,928,030	Lucent Technologies, Inc. (a)(b)	10,448,560

		13,836,285

	Computers & Peripherals — 5.43%
107,000	Dell, Inc. (a)	3,208,930
165,560	Hewlett-Packard Co.	4,739,983
71,500	International Business Machines Corp.	5,877,300
278,410	Lexmark International, Inc. (a)(b)	12,481,120
2,184,360	Sun Microsystems, Inc. (a)	9,152,468

		35,459,801

	Construction Materials — 0.41%
39,700	Vulcan Materials Co.	2,689,675

	Consumer Finance — 3.00%
380,200	American Express Co.	19,565,092

	Containers & Packaging — 1.40%
163,400	Sealed Air Corp. (a)	9,178,178

	Diversified Financial Services — 6.14%
197,100	Citigroup, Inc.	9,565,263
630,486	J.P. Morgan Chase & Co. (b)	25,023,989
89,400	Moody’s Corp. (b)	5,490,948

		40,080,200

	Diversified Telecommunication Services — 5.89%
518,290	At&t, Inc. (b)	12,692,922
512,210	BellSouth Corp. (b)	13,880,891
393,950	Verizon Communications, Inc. (b)	11,865,774

		38,439,587

	Food & Staples Retailing — 8.06%
475,394	Albertson’s, Inc.	10,149,662
285,800	Costco Wholesale Corp. (b)	14,138,526
448,440	The Kroger Co. (a)(b)	8,466,547
524,650	Safeway, Inc. (b)	12,413,219
159,400	Wal-Mart Stores, Inc.	7,459,920

		52,627,874

	Food Products — 0.47%
55,600	Hershey Foods Corp.	3,071,900

	Health Care Providers & Services — 3.66%
63,500	Cardinal Health, Inc.	4,365,625
67,900	Caremark Rx, Inc. (a)	3,516,541
157,400	HCA, Inc.	7,948,700
1,056,220	Tenet Healthcare Corp. (a)(b)	8,090,645

		23,921,511

	Household Durables — 0.97%
57,840	American Greetings (b)	1,270,745
212,500	Newell Rubbermaid, Inc. (b)	5,053,250

		6,323,995

	Industrial Conglomerates — 2.55%
578,100	Tyco International Ltd. (b)	16,683,966

	Insurance — 10.48%
289,700	American International Group, Inc. (b)	19,766,231
89,500	AON Corp.	3,217,525
4,195	Berkshire Hathaway, Inc. (a)(b)	12,314,423
102,280	Loews Corp.	9,701,258
180,420	Marsh & McLennan Companies, Inc. (b)	5,730,139
See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Insurance (Continued)
111,680	The Phoenix Cos Inc. (b)	$1,523,315
101,900	The Progressive Corp. (b)	11,899,882
63,725	Transatlantic Holdings, Inc.	4,282,320

		68,435,093

	IT Services — 3.20%
392,370	Electronic Data Systems Corp.	9,432,575
149,500	Iron Mountain, Inc. (a)(b)	6,311,890
886,830	Unisys Corp. (a)	5,170,219

		20,914,684

	Leisure Equipment & Products — 3.09%
535,432	Eastman Kodak Co. (b)	12,529,109
484,910	Mattel, Inc. (b)	7,671,276

		20,200,385

	Media — 2.87%
426,200	Comcast Corp. (a)(b)	10,949,078
128,490	Gannett Co, Inc. (b)	7,782,639

		18,731,717

	Office Electronics — 1.55%
692,840	Xerox Corp. (a)(b)	10,150,106

	Oil & Gas — 6.81%
177,704	ConocoPhillips (b)	10,338,819
162,600	Devon Energy Corp. (b)	10,169,004
476,330	El Paso Corp. (b)	5,792,173
127,000	EOG Resources, Inc. (b)	9,317,990
111,300	Occidental Petroleum Corp. (b)	8,890,644

		44,508,630

	Personal Products — 0.50%
113,400	Avon Products, Inc. (b)	3,237,570

	Pharmaceuticals — 8.49%
583,500	Bristol-Myers Squibb Co.	13,408,830
474,640	Merck & Co., Inc.	15,098,298
570,210	Pfizer, Inc.	13,297,297
541,490	Schering-Plough Corp. (b)	11,290,067
51,870	Wyeth	2,389,651

		55,484,143

	Semiconductor & Semiconductor Equipment — 1.31%
642,070	Micron Technology, Inc. (a)(b)	8,545,952

	Software — 0.79%
196,200	Microsoft Corp.	5,130,630

	Thrifts & Mortgage Finance — 2.03%
200,500	Golden West Financial Corp. (b)	13,233,000

	Tobacco — 3.62%
316,720	Altria Group, Inc.	23,665,318

	Total Common Stocks (Cost $586,942,187)	637,580,593

	SHORT TERM INVESTMENTS — 1.32%
	Money Market Funds — 1.32%
8,652,920	Federated Prime Obligations Fund	8,652,920

	Total Short Term Investments (Cost $8,652,920)	8,652,920

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL — 39.70%
	COMMERCIAL PAPER — 14.84%
$2,789,207	CCN Bluegrass, 4.44%, 11/20/06 (c)	$2,789,207
5,578,413	CCN Independence IV LLC, 4.39%,10/16/06 (c)	5,578,413
6,136,254	CCN Orchard Park, 4.42%, 10/06/06 (c)	6,136,254
4,183,810	Chesham Finance LLC, 4.27%, 01/03/06 (c) (d)	4,181,817
4,183,810	Concord Minutemen Capital Co., 4.30%, 01/04/06 (c)	4,183,810
7,809,779	Concord Minutemen Capital Co., 4.33%, 01/11/06 (c)	7,809,779
5,578,413	Duke Funding, 4.38%, 01/26/06 (c) (d)	5,558,062
5,578,413	Duke Funding, 4.30%, 06/06/06 (c)	5,578,413
4,183,810	Laguna Corp., 3.77%, 01/25/06 (c) (d)	4,157,922
11,156,827	Lakeside Funding LLC, 4.36%, 01/09/06 (c)	11,156,827
2,228,135	Leafs LLC, 2.85%, 01/20/06 (c)	2,228,135
7,519,957	Leafs LLC, 3.77%, 04/20/06 (c)	7,519,957
3,904,889	Morgan Stanley, 4.33%, 01/20/06	3,904,889
3,904,889	Morgan Stanley, 4.33%, 03/01/06	3,904,889
2,789,207	Morgan Stanley, 4.33%, 04/11/06	2,789,207
8,367,620	RAMS Funding LLC, 4.42%, 01/24/06 (c) (d)	8,326,545
See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	COMMERCIAL PAPER (Continued)
$11,156,827	Thornburg Mortgage Capital LLC, 4.31%, 01/05/06 (c) (d)	$11,115,443

	Total Commercial Paper (Cost $96,919,569)	96,919,569

	CORPORATE BONDS AND NOTES — 2.18%
2,789,207	Bayerische Landesbank, 4.63%, 12/24/15	2,789,207
5,578,413	Liquid Funding Ltd., 4.00%, 05/15/06 (c) (d)	5,577,853
3,347,048	Metlife Global, 3.39%, 04/28/08	3,347,048
2,510,286	Northlake, 1.48%, 03/06/33 (c)	2,510,286

	Total Corporate Bonds and Notes (Cost $14,224,394)	14,224,394

	CORPORATE PAYDOWN SECURITY — 0.43%
2,789,207	Duke Funding, 5.06%, 04/08/06 (c)	2,789,207

	Total Corporate Paydown Security (Cost $2,789,207)	2,789,207

Number of		Market
Shares		Value
	MUTUAL FUND — 0.00%
235	Merrill Lynch Premier Institutional Fund	235

	Total Mutual Fund (Cost $235)	235

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS — 22.25%
$27,892,067	ABN AMRO Repurchase Agreement, 4.35%, 01/03/06 (Collateralized by Corporate Bonds & Collateralized Mortgage Obligations)	$27,892,067
2,789,207	CS First Boston Repurchase Agreement, 4.25%, 01/03/06 (Collateralized by Ginnie Mae Collateralized Mortgage Obligations)	2,789,207
6,973,017	CS First Boston Repurchase Agreement, 4.25%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	6,973,017
5,578,413	CS First Boston Repurchase Agreement, 4.30%, 01/03/06 (Collateralized by Collateralized Mortgage Obligations)	5,578,413
18,129,843	CS First Boston Repurchase Agreement, 4.30%, 01/03/06 (Collateralized by Collateralized Mortgage Obligations)	18,129,843
5,020,572	Lehman Brothers Repurchase Agreement, 4.37%, 01/03/06 (Collateralized by Corporate Bonds)	5,020,572
5,020,572	Morgan Stanley Repurchase Agreement, 4.38%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	5,020,572
19,524,447	Morgan Stanley Repurchase Agreement, 4.38%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	19,524,447
54,389,531	Morgan Stanley Repurchase Agreement, 4.38%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	54,389,531

	Total Repurchase Agreements (Cost $145,317,669)	145,317,669

	Total Investments Purchased as Securities Lending Collateral (Cost $259,251,074)	259,251,074

	Total Investments (Cost $854,846,181) — 138.64%	905,484,587

	Liabilities in Excess of Other Assets — (38.64)%	(252,351,870)

	Total Net Assets — 100.00%	$653,132,717

Percentages are stated as a percent of net assets.

ADR — American Depository Receipt

(a)	Non Income Producing.

(b)	All or a portion of this security is on loan.

(c)	Restricted under Rule 144a of the Securities Act of 1933.

(d)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2005.
See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS — 96.82%
	Aerospace & Defense — 1.53%
88,800	BE Aerospace, Inc. (a)(b)	$1,953,600
18,000	Precision Castparts Corp. (b)	932,580

		2,886,180

	Air Freight & Logistics — 0.31%
10,400	CNF, Inc. (b)	581,256

	Airlines — 0.81%
32,900	AMR Corp. (a)(b)	731,367
21,200	U S Airways Group, Inc. (a)(b)	787,368

		1,518,735

	Auto Components — 0.57%
40,700	TRW Automotive Holdings Corp. (a)(b)	1,072,445

	Biotechnology — 4.53%
113,479	Alkermes, Inc. (a)(b)	2,169,718
38,900	Kendle International, Inc. (a)	1,001,286
84,800	Protein Design Labs, Inc. (a)(b)	2,410,016
51,600	Regeneron Pharmaceuticals, Inc. (a)(b)	822,660
87,600	Telik, Inc. (a)(b)	1,488,324
35,700	Viropharma, Inc. (a)(b)	662,235

		8,554,239

	Capital Markets — 3.91%
37,450	Affiliated Managers Group, Inc. (a)(b)	3,005,362
36,150	Gfi Group, Inc. (a)(b)	1,714,595
47,300	Investment Technology Group, Inc. (a)	1,676,312
18,500	National Financial Partners Corp.	972,175

		7,368,444

	Chemicals — 0.50%
18,200	Eastman Chemical Co.	938,938

	Commercial Banks — 1.07%
71,700	Signature Bank (a)	2,012,619

	Commercial Services & Supplies — 6.14%
34,700	The Corporate Executive Board Co.	3,112,590
18,400	Dun & Bradstreet Corp. (a)(b)	1,232,064
17,000	First Advantage Corp. (a)	454,070
42,800	ITT Educational Services, Inc. (a)	2,529,908
68,900	Labor Ready, Inc. (a)(b)	1,434,498
58,868	Mcgrath Rentcorp	1,636,531
25,096	Mobile Mini, Inc. (a)(b)	1,189,550

		11,589,211

	Communications Equipment — 2.49%
21,400	Harris Corp. (b)	920,414
16,200	Nice Sys Ltd. — ADR (a)(b)	780,192
213,100	Redback Networks, Inc. (a)(b)	2,996,186

		4,696,792

	Computers & Peripherals — 2.28%
33,100	Electronics for Imaging (a)(b)	880,791
20,900	Emulex Corp. (a)(b)	413,611
24,700	Intergraph Corp. (a)(b)	1,230,307
83,000	McData Corp. (a)(b)	315,400
24,500	UNOVA, Inc. (a)	828,100
33,800	Western Digital Corp. (a)(b)	629,018

		4,297,227

	Construction & Engineering — 0.94%
17,200	EMCOR Group, Inc. (a)	1,161,516
47,100	Quanta Services, Inc. (a)	620,307

		1,781,823

	Construction Materials — 0.26%
6,400	Martin Marietta Materials, Inc. (b)	491,008

	Containers & Packaging — 0.39%
37,900	Crown Holdings, Inc. (a)	740,187

	Diversified Financial Services — 1.80%
25,900	GATX Corp. (b)	934,472
34,500	Intercontinentalexchange, Inc. (a)	1,254,075
34,300	Nasdaq Stock Market, Inc. (a)(b)	1,206,674

		3,395,221

	Diversified Telecommunication Services — 0.80%
49,500	Neustar, Inc. (a)	1,509,255

	Electric Utilities — 0.30%
23,300	PNM Resources, Inc.	570,617

	Electrical Equipment — 0.50%
22,600	Thomas & Betts Corp. (a)	948,296

	Electronic Equipment & Instruments — 1.10%
10,300	Itron, Inc. (a)	412,412
10,000	Multi-Fineline Electronix, Inc. (a)	481,700
81,300	Sanmina-SCI Corporation (a)(b)	346,338
69,700	Solectron Corp. (a)	255,102
14,400	Tech Data Corp. (a)(b)	571,392

		2,066,944

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy Equipment & Services — 4.95%
49,400	Global Industries Ltd. (a)	$560,690
15,800	Grant Prideco, Inc. (a)	697,096
22,800	Helmerich & Payne, Inc. (b)	1,411,548
60,815	Patterson-UTI Energy, Inc.	2,003,854
54,300	Pride International, Inc. (a)(b)	1,669,725
24,343	Tidewater, Inc. (b)	1,082,290
16,400	Todco	624,184
14,500	Unit Corp. (a)	797,935
11,800	Universal Compression Holdings, Inc. (a)	485,216

		9,332,538

	Food & Staples Retailing — 0.32%
10,300	Longs Drug Stores Corp.	374,817
5,500	Weis Markets, Inc.	236,720

		611,537

	Food Products — 0.32%
400	Seaboard Corp. (b)	604,400

	Gas Utilities — 0.89%
25,600	Amerigas Partners L P	723,712
11,000	Nicor, Inc. (b)	432,410
21,500	Piedmont Natural Gas Co. (b)	519,440

		1,675,562

	Health Care Equipment & Supplies — 2.66%
19,900	CNS, Inc.	436,009
18,100	Cutera, Inc. (a)	477,116
9,700	Haemonetics Corp/Mass (a)	473,942
54,100	Natus Medical, Inc. (a)	873,174
50,600	PerkinElmer, Inc.	1,192,136
41,600	Thoratec Corp. (a)	860,704
27,600	Zoll Medical Corp. (a)	695,244

		5,008,325

	Health Care Providers & Services — 11.50%
62,100	The Advisory Board Co. (a)(b)	2,960,307
47,050	American Healthways, Inc. (a)(b)	2,129,012
29,700	American Retirement Corp. (a)(b)	746,361
46,750	Covance, Inc. (a)	2,269,713
13,600	Coventry Health Care, Inc. (a)	774,656
9,788	Emdeon Corp. (a)	82,806
22,700	Genesis HealthCare Corp. (a)	829,004
21,700	Health Net, Inc. (a)	1,118,635
6,500	Lincare Holdings, Inc. (a)(b)	272,415
19,000	Magellan Health Services, Inc. (a)	597,550
25,700	Odyssey HealthCare, Inc. (a)	479,048
7,400	Pediatrix Medical Group, Inc. (a)(b)	655,418
17,200	Per-Se Technologies, Inc. (a)(b)	401,792
21,400	Pharmaceutical Product Development, Inc.	1,325,730
59,300	Psychiatric Solutions, Inc. (a)(b)	3,483,282
35,300	Sierra Health Services (a)(b)	2,822,588
43,600	Trizetto Group (a)	740,764

		21,689,081

	Hotels Restaurants & Leisure — 3.41%
29,850	Boyd Gaming Corp.	1,422,651
45,350	The Cheesecake Factory (a)(b)	1,695,637
15,300	Penn National Gaming, Inc. (a)	504,135
22,850	Station Casinos, Inc. (b)	1,549,230
81,500	Texas Roadhouse, Inc. (a)	1,267,325

		6,438,978

	Household Durables — 2.51%
13,000	Harman International Industries, Inc. (b)	1,272,050
12,100	KB Home (b)	879,186
15,300	Meritage Homes Corp. (a)	962,676
32,100	Standard-Pacific Corp. (b)	1,181,280
20,000	Tupperware Brands Corp. (b)	448,000

		4,743,192

	Household Products — 0.65%
26,850	Central Garden and Pet Co. (a)(b)	1,233,489

	Industrial Conglomerates — 0.44%
12,900	Teleflex, Inc.	838,242

	Insurance — 1.51%
15,700	Aspen Insurance Holdings Ltd.	371,619
37,600	The Phoenix Cos Inc. (b)	512,864
20,900	WR Berkley Corp. (b)	995,258
21,100	Zenith National Insurance Corp.	973,132

		2,852,873

	Internet Software & Services — 5.22%
111,900	Akamai Technologies, Inc. (a)	2,230,167
37,650	aQuantive, Inc. (a)(b)	950,286
60,824	Digital Insight Corp. (a)	1,947,584
45,700	Entrust, Inc. (a)	221,188
58,500	RealNetworks, Inc. (a)	453,960
32,300	Stellent, Inc. (a)	320,739
84,250	Valueclick, Inc. (a)(b)	1,525,768
See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Internet Software & Services (Continued)
33,350	Websense, Inc. (a)	$2,189,094

		9,838,786

	IT Services — 3.07%
46,500	Alliance Data Systems Corp. (a)(b)	1,655,400
48,900	The BISYS Group, Inc. (a)	685,089
16,900	CheckFree Corp. (a)(b)	775,710
38,400	Ciber, Inc. (a)	253,440
38,100	Intrado, Inc. (a)	877,062
21,900	Mantech International Corp. — Class A (a)	610,134
69,600	SYKES Enterprises, Inc. (a)	930,552

		5,787,387

	Machinery — 2.38%
14,500	Columbus Mckinnon Corp N Y (a)	318,710
10,600	Cummins, Inc. (b)	951,138
60,250	ESCO Technologies, Inc. (a)(b)	2,680,523
13,400	Joy Global, Inc.	536,000

		4,486,371

	Media — 1.41%
44,800	Cablevision Systems Corp. (a)(b)	1,051,456
18,100	Getty Images, Inc. (a)(b)	1,615,787

		2,667,243

	Metals & Mining — 0.47%
10,000	Alliance Resource Partners LP	372,000
10,300	Quanex Corp. (b)	514,691

		886,691

	Multiline Retail — 0.26%
19,700	Dillard’s Inc. (b)	488,954

	Offices And Clinics Of Doctors Of Medicine — 0.49%
26,300	Radiation Therapy Services, Inc. (a)(b)	928,653

	Oil & Gas — 3.16%
13,543	Arch Coal, Inc. (b)	1,076,669
26,624	Cabot Oil & Gas Corp.	1,200,742
18,100	Callon Petroleum Co. (a)	319,465
48,861	Encore Acquisition Co. (a)	1,565,506
9,100	Giant Industries, Inc. (a)	472,836
14,400	Swift Energy Co. (a)(b)	649,008
17,000	Whiting Petroleum Corp. (a)	680,000

		5,964,226

	Pharmaceuticals — 2.45%
51,784	Adams Respiratory Therapeutics (a)	2,105,537
39,500	Mylan Laboratories	788,420
33,200	New Riv Pharmaceuticals, Inc. (a)(b)	1,722,416

		4,616,373

	Prepackaged Software — 0.94%
28,300	Blackbaud, Inc.	483,364
44,500	Blackboard, Inc. (a)	1,289,610

		1,772,974

	Real Estate — 0.26%
9,900	Jones Lang LaSalle, Inc. (b)	498,465

	Road & Rail — 0.46%
37,200	Laidlaw International, Inc.	864,156

	Semiconductor & Semiconductor Equipment — 7.56%
57,100	ATMI, Inc. (a)	1,597,087
128,800	Axcelis Technologies, Inc. (a)(b)	614,376
43,900	Cymer, Inc. (a)(b)	1,558,889
47,512	Diodes, Inc. (a)	1,475,248
42,600	Integrated Device Technology, Inc. (a)	561,468
20,900	Intersil Corp.	519,992
86,600	Kopin Corp. (a)	463,310
98,400	LSI Logic Corp. (a)(b)	787,200
67,900	MEMC Electronic Materials, Inc. (a)(b)	1,505,343
35,200	Microsemi Corp. (a)(b)	973,632
57,200	PMC — Sierra, Inc. (a)(b)	441,012
32,700	Silicon Laboratories, Inc. (a)(b)	1,198,782
104,800	Triquint Semiconductor, Inc. (a)	466,360
35,925	Varian Semiconductor Equipment Associates, Inc. (a)(b)	1,578,185
32,200	Zoran Corp. (a)	521,962

		14,262,846

	Software — 3.34%
16,200	Advent Software, Inc. (a)	468,342
106,000	Compuware Corp. (a)	950,820
11,100	Internet Security Systems (a)	232,545
23,900	Macrovision Corp. (a)	399,847
30,300	NAVTEQ Corp. (a)(b)	1,329,261
17,200	Progress Software Corp. (a)(b)	488,136
28,300	Red Hat, Inc. (a)(b)	770,892
See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Software (Continued)
24,100	The Reynolds & Reynolds Co.	$676,487
17,200	SPSS, Inc. (a)	531,996
22,900	Synopsys, Inc. (a)	459,374

		6,307,700

	Specialty Retail — 4.60%
46,700	Aaron Rents, Inc.	984,436
17,900	Chico’s FAS, Inc. (a)(b)	786,347
20,800	Dress Barn, Inc. (a)(b)	803,088
11,500	Guess ?, Inc. (a)(b)	409,400
74,900	Hibbett Sporting Goods, Inc. (a)	2,133,152
13,900	Men’s Wearhouse, Inc. (a)	409,216
45,500	Payless Shoesource, Inc. (a)(b)	1,142,050
18,800	Select Comfort Corp. (a)	514,180
19,400	Stein Mart, Inc. (b)	352,110
45,200	Urban Outfitters, Inc. (a)	1,144,012

		8,677,991

	Thrifts & Mortgage Finance — 0.40%
8,300	Berkshire Hills Bancorp, Inc.	278,050
22,400	CharterMac	474,432

		752,482

	Wireless Telecommunication Services — 0.96%
67,300	Crown Castle International Corp. (a)	1,811,043

	Total Common Stocks (Cost $168,762,191)	182,659,995

	INVESTMENT COMPANIES — 0.75%
	Exchange Traded Funds — 0.75%
20,300	iShares Russell 2000 Growth Index Fund (b)	1,414,098

	Total Investment Companies (Cost $1,345,716)	1,414,098

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL — 31.99%
	COMMERCIAL PAPER — 11.96%
$649,276	CCN Bluegrass, 4.44%, 11/20/06 (c)	$649,276
1,298,553	CCN Independence IV LLC, 4.39%,10/16/06 (c)	1,298,553
1,428,408	CCN Orchard Park, 4.42%, 10/06/06 (c)	1,428,408
973,913	Chesham Finance LLC, 4.27%, 01/03/06 (c) (d)	973,449
973,913	Concord Minutemen Capital Co., 4.30%, 01/04/06 (c)	973,913
1,817,973	Concord Minutemen Capital Co., 4.33%, 01/11/06 (c)	1,817,973
1,298,553	Duke Funding, 4.38%, 01/26/06 (c) (d)	1,293,816
1,298,553	Duke Funding, 4.30%, 06/06/06 (c)	1,298,553
973,913	Laguna Corp., 3.77%, 01/25/06 (c) (d)	967,888
2,597,105	Lakeside Funding LLC, 4.36%, 01/09/06 (c)	2,597,105
518,669	Leafs LLC, 2.85%, 01/20/06 (c)	518,669
1,750,508	Leafs LLC, 3.77%, 04/20/06 (c)	1,750,508
908,987	Morgan Stanley, 4.33%, 01/20/06	908,987
908,987	Morgan Stanley, 4.33%, 03/01/06	908,987
649,276	Morgan Stanley, 4.33%, 04/11/06	649,276
1,947,830	RAMS Funding LLC, 4.42%, 01/24/06 (c) (d)	1,938,267
2,597,105	Thornburg Mortgage Capital LLC, 4.31%, 01/05/06 (c) (d)	2,587,470

	Total Commercial Paper (Cost $22,561,098)	22,561,098

	CORPORATE BONDS AND NOTES — 1.76%
649,276	Bayerische Landesbank, 4.63%, 12/24/15	649,276
1,298,553	Liquid Funding Ltd., 4.00%, 05/15/06 (c) (d)	1,298,423
779,131	Metlife Global, 3.39%, 04/28/08	779,131
584,349	Northlake, 1.48%, 03/06/33 (c)	584,349

	Total Corporate Bonds and Notes (Cost $3,311,179)	3,311,179

	CORPORATE PAYDOWN SECURITY — 0.34%
649,276	Duke Funding, 5.06%, 04/08/06 (c)	649,276

	Total Corporate Paydown Security (Cost $649,276)	649,276

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Number of		Market
Shares		Value
	MUTUAL FUND — 0.00%
55	Merrill Lynch Premier Institutional Fund	$55

	Total Mutual Fund (Cost $55)	55

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS — 17.93%
$6,492,762	ABN AMRO Repurchase Agreement, 4.35%, 01/03/06 (Collateralized by Corporate Bonds & Collateralized Mortgage Obligations)	$6,492,762
649,276	CS First Boston Repurchase Agreement, 4.25%, 01/03/06 (Collateralized by Ginnie Mae Collateralized Mortgage Obligations)	649,276
1,623,190	CS First Boston Repurchase Agreement, 4.25%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	1,623,190
1,298,553	CS First Boston Repurchase Agreement, 4.30%, 01/03/06 (Collateralized by Collateralized Mortgage Obligations)	1,298,553
4,220,296	CS First Boston Repurchase Agreement, 4.30%, 01/03/06 (Collateralized by Collateralized Mortgage Obligations)	4,220,296
1,168,697	Lehman Brothers Repurchase Agreement, 4.37%, 01/03/06 (Collateralized by Corporate Bonds)	1,168,697
1,168,697	Morgan Stanley Repurchase Agreement, 4.38%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	1,168,697
4,544,933	Morgan Stanley Repurchase Agreement, 4.38%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	4,544,933
12,660,886	Morgan Stanley Repurchase Agreement, 4.38%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	12,660,886

	Total Repurchase Agreements (Cost $33,827,290)	33,827,290

	Total Investments Purchase as Securities Lending Collateral (Cost $60,348,898)	60,348,898

	Total Investments — 129.56% (Cost $230,456,805)	244,422,991

	Liabilities in Excess of Other Assets — (29.56)%	(55,770,827)

	Total Net Assets — 100.00%	$188,652,164

Percentages are stated as a percent of net assets.

ADR — American Depository Receipt

(a)	Non Income Producing.

(b)	All or a portion of this security is on loan.

(c)	Restricted under Rule 144a of the Securities Act of 1933.

(d)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2005.
See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS — 95.39%
	Aerospace & Defense — 3.70%
55,100	Esterline Technologies Corp. (a)	$2,049,169
54,100	Goodrich Corp.	2,223,510
73,425	Moog, Inc. (a)	2,083,801

		6,356,480

	Building Products — 1.15%
46,400	NCI Building Systems, Inc. (a)(b)	1,971,072

	Capital Markets — 4.49%
13,700	Affiliated Managers Group, Inc. (a)(b)	1,099,425
66,000	E*Trade Financial Corp. (a)(b)	1,376,760
61,700	Investors Financial Services Corp. (b)	2,272,411
113,500	Janus Capital Group, Inc.	2,114,505
20,000	Nuveen Investments, Inc.	852,400

		7,715,501

	Chemicals — 4.12%
57,600	Airgas, Inc.	1,895,040
68,300	Cambrex Corp.	1,281,991
34,100	Cytec Industries, Inc.	1,624,183
16,600	FMC Corp. (a)	882,622
71,000	Rockwood Holdings, Inc. (a)	1,400,830

		7,084,666

	Commercial Banks — 3.93%
36,600	Huntington Bancshares, Inc.	869,250
60,450	North Fork Bancorporation, Inc.	1,653,912
69,324	Popular, Inc. (b)	1,466,202
44,900	Sky Financial Group, Inc.	1,249,118
52,497	Td Banknorth, Inc.	1,525,038

		6,763,520

	Commercial Services & Supplies — 11.75%
50,700	Acco Brands Corp. (a)	1,242,150
88,200	Aramark Corp. (b)	2,450,196
53,200	Brady Corp.	1,924,776
71,300	Career Education Corp. (a)(b)	2,404,236
36,350	DeVry, Inc. (a)(b)	727,000
13,775	Dun & Bradstreet Corp. (a)(b)	922,374
46,650	Equifax, Inc. (b)	1,773,633
60,650	Herman Miller, Inc. (b)	1,709,723
36,800	Manpower, Inc.	1,711,200
67,375	Pitney Bowes, Inc.	2,846,594
78,200	The ServiceMaster Co.	934,490
98,750	Steelcase, Inc.	1,563,213

		20,209,585

	Communications Equipment — 1.48%
128,700	Andrew Corp. (a)	1,380,951
109,600	Avaya, Inc. (a)	1,169,432

		2,550,383

	Computers & Peripherals — 2.14%
33,500	Avid Technology, Inc. (a)	1,834,460
54,200	NCR Corp. (a)(b)	1,839,548

		3,674,008

	Construction & Engineering — 0.66%
30,000	URS Corp. (a)	1,128,300

	Diversified Financial Services — 0.80%
27,350	Brookfield Asset Management, Inc.	1,376,525

	Electric Utilities — 0.53%
46,300	Northeast Utilities	911,647

	Electronic Equipment & Instruments — 1.85%
40,700	Amphenol Corp.	1,801,382
35,350	Anixter International, Inc.	1,382,892

		3,184,274

	Energy Equipment & Services — 0.83%
46,200	Pride International, Inc. (a)	1,420,650

	Food Products — 3.18%
38,400	The JM Smucker Co. (b)	1,689,600
82,900	McCormick & Co, Inc.	2,563,268
30,400	Ralcorp Holdings, Inc. (a)	1,213,264

		5,466,132

	Gas Utilities — 2.50%
35,400	Questar Corp. (b)	2,679,780
68,555	Southern Union Co. (a)	1,619,955

		4,299,735

	Health Care Equipment & Supplies — 5.96%
34,700	C.R. Bard, Inc.	2,287,424
32,968	Fisher Scientific International (a)(b)	2,039,400
34,450	Invacare Corp.	1,084,831
20,100	Millipore Corp. (a)(b)	1,327,404
84,400	PerkinElmer, Inc.	1,988,464
38,000	Sybron Dental Specialties, Inc. (a)	1,512,780

		10,240,303

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Health Care Providers & Services — 3.17%
50,900	Apria Healthcare Group, Inc. (a)	$1,227,199
81,150	IMS Health, Inc.	2,022,258
38,450	Omnicare, Inc. (b)	2,200,109

		5,449,566

	Hotels Restaurants & Leisure — 2.15%
41,600	Royal Caribbean Cruises Ltd. (b)	1,874,496
70,500	Ruby Tuesday, Inc. (b)	1,825,245

		3,699,741

	Household Durables — 4.87%
62,700	American Greetings (b)	1,377,519
31,725	The Black & Decker Corp. (b)	2,758,806
64,800	Leggett & Platt, Inc.	1,487,808
31,700	Mohawk Industries, Inc. (a)(b)	2,757,266

		8,381,399

	Household Products — 1.25%
43,150	Energizer Holdings, Inc. (a)(b)	2,148,438

	Industrial Conglomerates — 1.14%
28,250	Carlisle Cos, Inc.	1,953,487

	Insurance — 10.06%
61,700	AMBAC Financial Group, Inc. (b)	4,754,602
34,700	Assurant, Inc. (b)	1,509,103
98,075	HCC Insurance Holdings, Inc. (b)	2,910,866
8,835	Markel Corp. (a)	2,801,137
64,000	MBIA, Inc. (b)	3,850,240
33,800	Protective Life Corp.	1,479,426

		17,305,374

	IT Services — 3.02%
170,800	BearingPoint, Inc. (a)	1,342,488
27,400	CACI International, Inc. — Class A (a)	1,572,212
81,600	Hewitt Associates, Inc. (a)(b)	2,285,616

		5,200,316

	Leisure Equipment & Products — 2.13%
73,225	Hasbro, Inc. (b)	1,477,681
138,200	Mattel, Inc. (b)	2,186,324

		3,664,005

	Machinery — 2.17%
59,312	IDEX Corp.	2,438,316
40,100	Kaydon Corp. (b)	1,288,814

		3,727,130

	Media — 5.11%
33,100	Harte-Hanks, Inc.	873,509
188,510	Interpublic Group of Companies, Inc. (a)(b)	1,819,121
43,800	Lee Enterprises, Inc.	1,616,658
25,565	McClatchy Co.	1,510,892
64,500	Radio One, Inc. (a)(b)	667,575
56,900	Regal Entertainment Group (b)	1,082,238
42,050	Valassis Communications, Inc. (a)(b)	1,222,394

		8,792,387

	Multiline Retail — 1.09%
55,100	Dollar Tree Stores, Inc. (a)(b)	1,319,094
26,400	Tuesday Morning Corp.	552,288

		1,871,382

	Multi-Utilities — 1.35%
63,700	CMS Energy Corp. (a)(b)	924,287
18,700	NRG Energy, Inc. (a)(b)	881,144
23,500	Transalta Corp. (a)	513,687

		2,319,118

	Personal Products — 0.52%
24,800	Chattem, Inc. (a)	902,472

	Real Estate — 0.77%
19,700	The St Joe Co. (b)	1,324,234

	Road & Rail — 1.17%
39,700	CSX Corp. (b)	2,015,569

	Semiconductor & Semiconductor
	Equipment — 1.41%
111,700	Brooks Automation, Inc. (a)(b)	1,399,601
77,900	Integrated Device Technology, Inc. (a)	1,026,722

		2,426,323

	Software — 1.04%
33,400	Activision, Inc. (a)(b)	458,916
31,000	Amdocs Ltd (a)	852,500
77,000	Parametric Technology Corp. (a)	469,700

		1,781,116

	Specialty Retail — 2.45%
53,400	AnnTaylor Stores Corp. (a)	1,843,368
48,000	Claire’s Stores, Inc.	1,402,560
25,200	United Auto Group, Inc. (b)	962,640

		4,208,568

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Thrifts & Mortgage Finance — 0.51%
18,800	Webster Financial Corp.	$881,720

	Trading Companies & Distributors — 0.94%
45,000	Hughes Supply, Inc. (b)	1,613,250

	Total Common Stocks (Cost $145,984,353)	164,018,376

	SHORT TERM INVESTMENTS — 1.45%
	Money Market Funds — 1.45%
2,492,748	Federated Prime Obligations Fund	2,492,748

	Total Short Term Investments (Cost $2,492,748)	2,492,748

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED AS SECURITIES LENDING
	COLLATERAL — 34.69%
	COMMERCIAL PAPER — 12.97%
$642,412	CCN Bluegrass, 4.44%, 11/20/06 (c)	642,412
1,284,823	CCN Independence IV LLC, 4.39%,10/16/06 (c)	1,284,823
1,413,306	CCN Orchard Park, 4.42%, 10/06/06 (c)	1,413,306
963,618	Chesham Finance LLC, 4.27%, 01/03/06 (c) (d)	963,159
963,618	Concord Minutemen Capital Co., 4.30%, 01/04/06 (c)	963,618
1,798,753	Concord Minutemen Capital Co., 4.33%, 01/11/06 (c)	1,798,753
1,284,823	Duke Funding, 4.38%, 01/26/06 (c) (d)	1,280,136
1,284,823	Duke Funding, 4.30%, 06/06/06 (c)	1,284,823
963,618	Laguna Corp., 3.77%, 01/25/06 (c) (d)	957,655
2,569,647	Lakeside Funding LLC, 4.36%, 01/09/06 (c)	2,569,647
513,185	Leafs LLC, 2.85%, 01/20/06 (c)	513,185
1,732,001	Leafs LLC, 3.77%, 04/20/06 (c)	1,732,001
899,376	Morgan Stanley, 4.33%, 01/20/06	899,376
899,376	Morgan Stanley, 4.33%, 03/01/06	899,376
642,412	Morgan Stanley, 4.33%, 04/11/06	642,412
1,927,235	RAMS Funding LLC, 4.42%, 01/24/06 (c) (d)	1,917,775
2,569,647	Thornburg Mortgage Capital LLC, 4.31%, 01/05/06 (c) (d)	2,560,116

	Total Commercial Paper (Cost $22,322,573)	22,322,573

	CORPORATE BONDS AND NOTES — 1.90%
642,412	Bayerische Landesbank, 4.63%, 12/24/15	642,412
1,284,823	Liquid Funding Ltd., 4.00%, 05/15/06 (c) (d)	1,284,694
770,894	Metlife Global, 3.39%, 04/28/08	770,894
578,171	Northlake, 1.48%, 03/06/33 (c)	578,171

	Total Corporate Bonds and Notes (Cost $3,276,171)	3,276,171

	CORPORATE PAYDOWN SECURITY — 0.37%
642,412	Duke Funding, 5.06%, 04/08/06 (c)	642,412

	Total Corporate Paydown Security (Cost $642,412)	642,412

Number of		Market
Shares		Value
	MUTUAL FUND — 0.00%
54	Merrill Lynch Premier Institutional Fund	54

	Total Mutual Fund (Cost $54)	54

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS — 19.45%
$6,424,118	ABN AMRO Repurchase Agreement, 4.35%, 01/03/06 (Collateralized by Corporate Bonds & Collateralized Mortgage Obligations)	6,424,118
642,412	CS First Boston Repurchase Agreement, 4.25%, 01/03/06 (Collateralized by Ginnie Mae Collateralized Mortgage Obligations)	642,412
See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$1,606,029	CS First Boston Repurchase Agreement, 4.25%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	$1,606,029
1,284,823	CS First Boston Repurchase Agreement, 4.30%, 01/03/06 (Collateralized by Collateralized Mortgage Obligations)	1,284,823
4,175,676	CS First Boston Repurchase Agreement, 4.30%, 01/03/06 (Collateralized by Collateralized Mortgage Obligations)	4,175,676
1,156,342	Lehman Brothers Repurchase Agreement,4.37%, 01/03/06 (Collateralized by Corporate Bonds)	1,156,342
1,156,342	Morgan Stanley Repurchase Agreement, 4.38%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	1,156,342
4,496,882	Morgan Stanley Repurchase Agreement, 4.38%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	4,496,882
12,527,029	Morgan Stanley Repurchase Agreement, 4.38%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	12,527,029

	Total Repurchase Agreements (Cost $33,469,653)	33,469,653

	Total Investments Purchased as Securities Lending Collateral (Cost $59,710,863)	59,710,863

	Total Investments — 131.53% (Cost $208,187,964)	226,221,987

	Liabilities in Excess of Other Assets — (31.53)%	(54,227,435)

	Total Net Assets — 100.00%	$171,994,552

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.

(b)	All or a portion of this security is on loan.

(c)	Restricted under Rule 144a of the Securities Act of 1933.

(d)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2005.
See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS — 97.50%
	Australia — 1.49%
212,814	CSL Ltd.	$6,591,781
620,000	Just Group Limited (a)	1,125,345

		7,717,126

	Austria — 3.92%
115,634	Boehler-Uddeholm AG — ADR (b)	6,490,514
142,500	Erste Bank der Oesterreichischen Sparkassen AG — ADR (b)	3,954,218
90,200	Wiener Staedtische Versicher (a)	5,300,298
570,800	Wienerberger Baustoffinustrie — ADR	4,551,445

		20,296,475

	Belgium — 1.74%
283,440	Fortis Nl — ADR	9,010,246

	Canada — 1.73%
95,900	Cameco Corp. (b)	6,079,101
35,600	Canadian National Railway Co.	2,847,644

		8,926,745

	China — 0.62%
64,900	China Petroleum & Chemical Corp. — ADR (b)	3,219,040

	Denmark — 0.90%
353,440	GN Store Nord	4,631,467

	France — 11.93%
393,800	AXA — ADR (b)	12,731,554
186,300	BNP Paribas — ADR	7,509,976
83,039	Dassault Systemes SA — ADR	4,692,534
277,200	Groupe Danone — ADR (b)	5,832,288
182,400	Pernod Ricard S A — ADR (b)	7,928,290
54,700	PPR SA	6,161,736
123,600	Sanofi-Aventis — ADR	5,426,040
53,550	Total SA — ADR (b)	6,768,720
147,800	Vivendi Universal SA — ADR (b)	4,645,354

		61,696,492

	Germany — 7.26%
298,300	Commerzbank AG	9,232,362
37,200	Deutsche Bank AG (b)	3,603,564
77,000	Hypo Real Estate Holding AG	3,986,920
35,000	RWE AG	2,575,462
63,490	Rwe Ag — ADR	4,671,620
157,380	Siemens AG — ADR (b)	13,470,154

		37,540,082

	Greece — 1.80%
121,000	National Bank of Greece SA	5,149,592
120,800	OPAP SA	4,164,946

		9,314,538

	Hong Kong — 2.76%
3,216	China Gas Holdings Ltd — ADR (a)	311,684
5,284,000	Shun Tak Hldgs	4,854,984
496,800	Techtronic Inds Ltd — ADR (b)	5,910,827
301,800	Television Broadcasts Ltd — ADR	3,207,349

		14,284,844

	India — 0.62%
87,900	Satyam Computer Services Ltd — ADR	3,216,261

	Israel — 0.75%
90,400	Teva Pharmaceutical Industries, Ltd. ADR — ADR (b)	3,888,104

	Italy — 4.24%
1,100,000	Banca Intesa SpA	5,832,763
63,100	ENI SpA — ADR (b)	8,799,926
1,058,200	Unicredito Italiano SpA	7,295,057

		21,927,746

	Japan — 23.81%
54,500	Advantest Corp.	5,506,435
32,000	Astellas Pharma Inc.	1,250,602
77,800	Bank Fukuoka Ltd — ADR (b)	6,650,865
254,700	Canon, Inc. — ADR (b)	14,984,001
52,000	Fanuc Ltd.	4,416,910
287,000	Kyowa Hakko Kogyo Co. Ltd.	2,000,420
330	Mitsubishi Tokyo Financial Group, Inc.	4,493,857
862,710	Mitsubishi Tokyo Financial Group, Inc. — ADR	11,810,500
396,800	Nidec Corp. — ADR (b)	8,586,752
62,300	Nintendo Co. Ltd.	7,543,692
70,700	Nippon Yusen Kabushiki Kaisha — ADR	4,839,924
136,200	Nomura Holdings, Inc.	2,621,815
220,800	Nomura Holdings, Inc. — ADR (b)	4,243,776
362,000	Nsk Ltd.	2,475,770
437,900	NTT DoCoMo, Inc. — ADR (b)	6,708,628
64,700	ORIX Corp. — ADR (b)	8,236,310
4,440	Sbi Holdings, Inc.	2,996,346
341,300	Shinsei Bank Ltd — ADR (b)	3,944,199
See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Japan (Continued)
44,800	Shizuoka Bk Ltd — ADR (b)	$4,486,451
146,278	Toyota Motor Corp. — ADR	15,303,605

		123,100,858

	Mexico — 1.00%
87,500	Cemex S.A. de C.V. — ADR (b)	5,191,375

	Netherlands — 1.54%
148,000	Aegon NV — ADR	2,415,360
276,800	ASML Holding NV (a)	5,547,825

		7,963,185

	New Zealand — 1.08%
1,079,240	Fletcher Building	5,562,799

	Republic of Korea (South) — 0.51%
177,200	Daegu Bank	2,650,251

	Russia — 0.51%
48,600	Surgutneftegaz Jsc — ADR	2,648,700

	Russian Federation — 0.54%
46,900	LUKOIL — ADR (b)	2,790,550

	Singapore — 1.02%
798,000	Keppel Corp. Ltd.	5,265,480

	Spain — 2.22%
413,600	Banco Bilbao Vizcaya Argentaria SA — ADR (b)	7,382,760
90,708	Telefonica SA — ADR	4,083,674

		11,466,434

	Sweden — 3.08%
140,660	Foreningssparbank	3,830,742
100,800	Sandvik Ab — ADR	4,686,252
528,400	SKF AB — ADR (b)	7,402,884

		15,919,878

	Switzerland — 8.82%
384,000	ABB Ltd (a)	3,734,792
52,675	Julius Baer Holding Ltd (a)	3,734,992
11,500	Nestle SA	3,434,345
66,200	Novartis AG	3,472,191
95,300	Novartis AG — ADR (b)	5,001,344
46,250	Roche Holding AG	6,934,733
74,200	Roche Holding AG — ADR	5,553,952
194,300	Swatch Group AG	5,879,676
107,440	Swiss Reinsurance — ADR	7,842,271

		45,588,296

	Taiwan — 1.83%
309,600	Hon Hai Precision Industries Ltd — ADR	3,393,588
302,000	Taiwan Semiconductor Manufacturing Co., Ltd. — ADR	2,992,820
993,000	United Microelectronics Corp. — ADR (b)	3,098,160

		9,484,568

	United Kingdom — 11.78%
260,400	Collins Stewert Tullett	2,659,827
131,400	Diageo PLC — ADR (b)	7,660,620
317,900	GlaxoSmithKline Plc	8,025,204
796,700	Hilton Group Plc	4,976,962
180,400	Next Plc	4,751,194
418,600	Prudential PLC (b)	8,007,818
13,610	Rio Tinto PLC — ADR (b)	2,487,772
323,493	Smiths Group Plc	5,823,339
517,400	Tesco PLC — ADR (b)	8,833,570
358,400	Vodafone Group PLC — ADR (b)	7,694,848

		60,921,154

	Total Common Stocks (Cost $423,765,422)	504,222,694

	PREFERRED STOCKS — 0.61%
	Brazil — 0.61%
80,200	Empresa Brasileira de Aeronautica SA — ADR (b)	3,135,820

	Total Preferred Stocks (Cost $3,112,188)	3,135,820

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL — 18.54%
	COMMERCIAL PAPER — 6.93%
$1,031,270	CCN Bluegrass, 4.44%, 11/20/06 (c)	1,031,270
2,062,541	CCN Independence IV LLC, 4.39%,10/16/06 (c)	2,062,541
2,268,795	CCN Orchard Park, 4.42%, 10/06/06 (c)	2,268,795
1,546,906	Chesham Finance LLC, 4.27%, 01/03/06 (c) (d)	1,546,169
See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	COMMERCIAL PAPER (Continued)
$1,546,906	Concord Minutemen Capital Co., 4.30%, 01/04/06 (c)	$1,546,906
2,887,558	Concord Minutemen Capital Co., 4.33%, 01/11/06 (c)	2,887,558
2,062,541	Duke Funding, 4.38%, 01/26/06 (c) (d)	2,055,016
2,062,541	Duke Funding, 4.30%, 06/06/06 (c)	2,062,541
1,546,906	Laguna Corp., 3.77%, 01/25/06 (c) (d)	1,537,334
4,125,082	Lakeside Funding LLC, 4.36%, 01/09/06 (c)	4,125,082
823,822	Leafs LLC, 2.85%, 01/20/06 (c)	823,822
2,780,400	Leafs LLC, 3.77%, 04/20/06 (c)	2,780,400
1,443,779	Morgan Stanley, 4.33%, 01/20/06	1,443,779
1,443,779	Morgan Stanley, 4.33%, 03/01/06	1,443,779
1,031,270	Morgan Stanley, 4.33%, 04/11/06	1,031,270
3,093,811	RAMS Funding LLC, 4.42%, 01/24/06 (c) (d)	3,078,624
4,125,082	Thornburg Mortgage Capital LLC, 4.31%, 01/05/06 (c) (d)	4,109,781

	Total Commercial Paper (Cost $35,834,667)	35,834,667

	CORPORATE BONDS AND NOTES — 1.02%
1,031,270	Bayerische Landesbank, 4.63%, 12/24/15	1,031,270
2,062,541	Liquid Funding Ltd., 4.00%, 05/15/06 (c) (d)	2,062,334
1,237,525	Metlife Global, 3.39%, 04/28/08	1,237,525
928,143	Northlake, 1.48%, 03/06/33 (c)	928,143

	Total Corporate Bonds and Notes (Cost $5,259,272)	5,259,272

	CORPORATE PAYDOWN SECURITY — 0.20%
1,031,270	Duke Funding, 5.06%, 04/08/06 (c)	1,031,270

	Total Corporate Paydown Security (Cost $1,031,270)	1,031,270

Number of		Market
Shares		Value
	MUTUAL FUND — 0.00%
87	Merrill Lynch Premier Institutional Fund	$87

	Total Mutual Fund (Cost $87)	87

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS — 10.39%
$10,312,704	ABN AMRO Repurchase Agreement, 4.35%, 01/03/06 (Collateralized by Corporate Bonds & Collateralized Mortgage Obligations)	10,312,704
1,031,270	CS First Boston Repurchase Agreement, 4.25%, 01/03/06 (Collateralized by Ginnie Mae Collateralized Mortgage Obligations)	1,031,270
2,578,176	CS First Boston Repurchase Agreement, 4.25%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	2,578,176
2,062,541	CS First Boston Repurchase Agreement, 4.30%, 01/03/06 (Collateralized by Collateralized Mortgage Obligations)	2,062,541
6,703,258	CS First Boston Repurchase Agreement, 4.30%, 01/03/06 (Collateralized by Collateralized Mortgage Obligations)	6,703,258
1,856,287	Lehman Brothers Repurchase Agreement,4.37%, 01/03/06 (Collateralized by Corporate Bonds)	1,856,287
1,856,287	Morgan Stanley Repurchase Agreement, 4.38%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	1,856,287
See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$7,218,893	Morgan Stanley Repurchase Agreement, 4.38%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	$7,218,893
20,109,774	Morgan Stanley Repurchase Agreement, 4.38%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	20,109,774

	Total Repurchase Agreements (Cost $53,729,190)	53,729,190

	Total Investments Purchased as Securities Lending Collateral (Cost $95,854,486)	95,854,486

	Total Investments — 116.65% (Cost $522,732,096)	603,213,000

	Liabilities in Excess of Other Assets — (16.65)%	(86,093,598)

	Total Net Assets — 100.00%	$517,119,402

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a)	All or a portion of this security is on loan.

(b)	Restricted under Rule 144a of the Securities Act of 1933.

(c)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2005.
See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS — 4.91%
	Hotels & Motels — 1.93%
31,000	Hilton Hotels Corp.	$747,410
10,500	Starwood Hotels & Resorts Worldwide, Inc. (a)	670,530

		1,417,940

	Real Estate — 2.98%
27,500	Brookfield Properties Co.	809,050
19,400	Cedar Shopping Centers, Inc.	272,958
14,900	Cogdell Spencer, Inc.	251,661
8,800	Extra Space Storage, Inc.	135,520
4,500	The Mills Corp. (a)	188,730
34,900	Newkirk Realty Trust, Inc. (a)	540,950

		2,198,869

	Total Common Stocks (Cost $3,127,392)	3,616,809

	REIT STOCKS — 85.90%
	Apartments — 18.29%
9,500	Apartment Investment & Management Co.	359,765
56,857	Archstone-Smith Trust (a)	2,381,740
35,380	AvalonBay Communities, Inc. (a)	3,157,665
15,387	BRE Properties (a)	699,801
25,154	Camden Property Trust	1,456,920
7,300	Education Rlty Tr, Inc.	94,097
81,872	Equity Residential (a)	3,202,832
7,694	Essex Property Trust, Inc. (a)	709,387
60,290	United Dominion Realty Trust, Inc. (a)	1,413,197

		13,475,404

	Diversified — 9.61%
8,425	American Financial Realty Trust	101,100
3,913	Colonial Properties Trust (a)	164,268
7,895	Crescent Real Estate Equities Co.	156,479
17,358	Duke Realty Corp.	579,757
10,000	iStar Financial, Inc.	356,500
37,685	Liberty Property Trust (a)	1,614,802
8,000	PS Business Parks, Inc.	393,600
9,000	Spirit Fin Corp.	102,150
41,834	Vornado Realty Trust (a)	3,491,884
3,878	Washington Real Estate Investment Trust	117,697

		7,078,237

	Health Care — 0.20%
4,500	Healthcare Realty Trust, Inc.	149,715

	Hotels — 1.87%
4,000	Hospitality Properties Trust (a)	160,400
58,000	Host Marriott Corp. (a)	1,099,100
5,900	Strategic Hotel Cap, Inc.	121,422

		1,380,922

	Manufactured Homes — 0.11%
2,500	Sun Communities, Inc.	78,500

	Office Property — 18.75%
5,716	Alexandria Real Estate Equities, Inc.	460,138
17,862	Arden Realty, Inc.	800,753
20,100	BioMed Realty Trust, Inc.	490,440
44,328	Boston Properties, Inc.	3,286,035
26,466	Brandywine Realty Trust	738,666
19,700	CarrAmerica Realty Corp.	682,211
37,400	Corporate Office Properties Trust	1,329,196
62,811	Equity Office Properties Trust (a)	1,905,058
19,000	Highwoods Properties, Inc.	540,550
16,627	Kilroy Realty Corp.	1,029,211
7,856	Mack-Cali Realty Corp.	339,379
4,225	Maguire Properties, Inc.	130,553
17,600	Prentiss Properties Trust	715,968
9,751	SL Green Realty Corp.	744,879
27,000	Trizec Properties, Inc. (a)	618,840

		13,811,877

	Regional Malls — 15.07%
9,700	CBL & Associates Properties, Inc.	383,247
45,458	General Growth Properties, Inc. (a)	2,136,072
21,574	The Macerich Co. (a)	1,448,478
67,875	Simon Property Group, Inc. (a)	5,201,261
55,700	Taubman Centers, Inc. (a)	1,935,575

		11,104,633

	Shopping Centers — 11.83%
22,975	Acadia Realty Trust	460,649
35,656	Developers Diversified Realty Corp. (a)	1,676,545
21,364	Federal Realty Invs Trust	1,295,727
36,392	Kimco Realty Corp. (a)	1,167,455
15,400	Kite Realty Group Trust	238,238
29,026	Pan Pacific Retail Properties, Inc.	1,941,549
23,409	Regency Centers Corp. (a)	1,379,961
See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Number of		Market
Shares		Value
	REIT STOCKS (Continued)
	Shopping Centers (Continued)
14,705	Weingarten Realty Investors	$555,996

		8,716,120

	Storage — 2.03%
17,000	Public Storage, Inc.	1,151,240
6,000	Shurgard Storage Centers, Inc.	340,260

		1,491,500

	Warehouse/Industrial — 8.14%
38,094	AMB Property Corp.	1,873,082
5,500	First Potomac Realty Trust	146,300
85,191	Prologis	3,980,123

		5,999,505

	Total REIT Stocks (Cost $41,442,096)	63,286,413

	PREFERRED STOCKS — 4.52%
	Diversified — 0.64%
18,675	Lexington Corporate Properties Trust	473,785

	Office Property — 2.03%
33,750	Alexandria Real Estate Equities, Inc.	869,231
25,000	Sl Green Rlty Corp.	627,500

		1,496,731

	Real Estate — 1.85%
14,800	Taubman Ctrs, Inc.	372,072
42,500	Vornado Rlty Tr	986,850

		1,358,922

	Total Preferred Stocks (Cost $3,352,863)	3,329,438

	SHORT TERM INVESTMENTS — 0.46%
	Money Market Funds — 0.46%
338,813	Federated Prime Obligations Fund	338,813

	Total Short Term Investments (Cost $338,813)	338,813

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL — 30.88%
	COMMERCIAL PAPER — 11.55%
$244,746	CCN Bluegrass, 4.44%, 11/20/06 (b)	$244,746
489,491	CCN Independence IV LLC, 4.39%,10/16/06 (b)	489,491
538,441	CCN Orchard Park, 4.42%, 10/06/06 (b)	538,441
367,119	Chesham Finance LLC, 4.27%, 01/03/06 (b) (c)	366,944
367,119	Concord Minutemen Capital Co., 4.30%, 01/04/06 (b)	367,119
685,288	Concord Minutemen Capital Co., 4.33%, 01/11/06 (b)	685,288
489,491	Duke Funding, 4.38%, 01/26/06 (b) (c)	487,706
489,491	Duke Funding, 4.30%, 06/06/06 (b)	489,491
367,119	Laguna Corp., 3.77%, 01/25/06 (b) (c)	364,847
978,983	Lakeside Funding LLC, 4.36%, 01/09/06 (b)	978,983
195,514	Leafs LLC, 2.85%, 01/20/06 (b)	195,514
659,857	Leafs LLC, 3.77%, 04/20/06 (b)	659,857
342,644	Morgan Stanley, 4.33%, 01/20/06	342,644
342,644	Morgan Stanley, 4.33%, 03/01/06	342,644
244,746	Morgan Stanley, 4.33%, 04/11/06	244,746
734,237	RAMS Funding LLC, 4.42%, 01/24/06 (b) (c)	730,633
978,983	Thornburg Mortgage Capital LLC, 4.31%, 01/05/06 (b) (c)	975,352

	Total Commercial Paper (Cost $8,504,446)	8,504,446

	CORPORATE BONDS AND NOTES — 1.69%
244,746	Bayerische Landesbank, 4.63%, 12/24/15	244,746
489,491	Liquid Funding Ltd., 4.00%, 05/15/06 (b) (c)	489,442
293,695	Metlife Global, 3.39%, 04/28/08	293,695
220,271	Northlake, 1.48%, 03/06/33 (b)	220,271

	Total Corporate Bonds and Notes (Cost $1,248,154)	1,248,154

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE PAYDOWN SECURITY — 0.33%
$244,746	Duke Funding, 5.06%, 04/08/06 (b)	$244,746

	Total Corporate Paydown Security (Cost $244,746)	244,746

Number of		Market
Shares		Value
	MUTUAL FUND — 0.00%
21	Merrill Lynch Premier Institutional Fund	21

	Total Mutual Fund (Cost $21)	21

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS — 17.31%
$2,447,457	ABN AMRO Repurchase Agreement, 4.35%, 01/03/06 (Collateralized by Corporate Bonds & Collateralized Mortgage Obligations)	$2,447,457
244,746	CS First Boston Repurchase Agreement, 4.25%, 01/03/06 (Collateralized by Ginnie Mae Collateralized Mortgage Obligations)	244,746
611,864	CS First Boston Repurchase Agreement, 4.25%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	611,864
489,491	CS First Boston Repurchase Agreement, 4.30%, 01/03/06 (Collateralized by Collateralized Mortgage Obligations)	489,491
1,590,847	CS First Boston Repurchase Agreement, 4.30%, 01/03/06 (Collateralized by Collateralized Mortgage Obligations)	1,590,847
440,542	Lehman Brothers Repurchase Agreement,4.37%, 01/03/06 (Collateralized by Corporate Bonds)	440,542
440,542	Morgan Stanley Repurchase Agreement, 4.38%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	440,542
1,713,220	Morgan Stanley Repurchase Agreement, 4.38%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	1,713,220
4,772,542	Morgan Stanley Repurchase Agreement, 4.38%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	4,772,542

	Total Repurchase Agreements (Cost $12,751,251)	12,751,251

	Total Investments Purchased as Securities Lending Collateral (Cost $22,748,618)	22,748,618

	Total Investments — 126.67% (Cost $71,009,782)	93,320,091

	Liabilities in Excess of Other Assets — (26.67)%	(19,649,758)

	Total Net Assets — 100.00%	$73,670,333

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.

(b)	All or a portion of this security is on loan.

(c)	Restricted under Rule 144a of the Securities Act of 1933.

(d)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2005.
See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	MUNICIPAL BONDS — 96.26%
	Alabama — 0.82%
$125,000	Alabama Public School & College Authority, Series A, Revenue Bond, 5.000%, 02/01/2012	$132,094
195,000	Birmingham, Series A, Refunding, GO, 5.000%, 04/01/2008	201,618
1,200,000	Jefferson County Sewer, Refunded, Revenue Bond, 5.000%, 02/01/2033	1,269,240

		1,602,952

	Alaska — 0.95%
1,730,000	Alaska Municipal Bond Bank Authority, Series B, Revenue Bond, MBIA Insured, 5.000%, 05/01/2012	1,858,695

	Arizona — 6.39%
2,710,000	Arizona School Facilities Board, Refunding, Revenue Bond, 5.000%, 07/01/2013	2,940,431
900,000	Arizona School Facilities Board, Revenue Bond, 5.000%, 07/01/2006	907,749
1,055,000	Arizona State Transportation Board, Series B, Revenue Bond, 5.000%, 07/01/2013	1,144,707
135,000	Maricopa County Elementary School District No 3 Tempe Elementary, Refunding, GO, FSA Insured, 5.000%, 07/01/2012	145,526
995,000	Maricopa County Individual Development Authority Senior Living Facilities, Refunding, Revenue Bond, 3.650%, 09/15/2035	994,094
3,000,000	Mesa Industrial Development Authority, Revenue Bond, 5.750%, 01/01/2025	3,276,540
1,100,000	Mesa Street & Highway, Refunding, Revenue Bond, FGIC Insured, 5.000%, 07/01/2018	1,210,715
300,000	Navajo County Unified School District No 32 Blue Ridge, Refunding, GO, FSA Insured, 5.000%, 07/01/2014	325,911
500,000	Phoenix Civic Improvement Corp. Water Systems, Revenue Bond, MBIA Insured, 5.600%, 07/01/2017	505,725
1,000,000	Scottsdale Water & Sewer, Series E, Revenue Bond, 5.250%, 07/01/2012	1,055,930

		12,507,328

	California — 3.47%
1,225,000	California State Public Works Board, Series A, Revenue Bond, 5.800%, 01/01/2013	1,249,500
5,100,000	California Statewide Communities Development Authority, Series C, Revenue Bond, 3.850%, 11/01/2029	5,062,668
100,000	Fallbrook Union High School District, Refunding, GO, FGIC Insured, 5.375%, 09/01/2014	111,990
350,000	Los Angeles County Metropolitan Transportation Authority, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2014	379,760

		6,803,918

	Colorado — 1.17%
2,065,000	Colorado Department of Transportation, Revenue Bond, 5.375%, 06/15/2013	2,284,220

	Connecticut — 0.23%
425,000	Connecticut, Series B, GO, 5.250%, 06/15/2009	451,057

	District of Columbia — 3.06%
	District of Columbia Housing Finance Authority, Revenue Bond, FSA Insured,
1,335,000	3.500%, 07/01/2011	1,330,381
2,000,000	3.600%, 07/01/2012	1,996,560
1,000,000	District of Columbia, Series B, Refunding, GO, 5.000%, 06/01/2010	1,059,460
200,000	District of Columbia, Series B, Unrefunded, GO, 5.500%, 06/01/2009	212,994
See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	District of Columbia (Continued)
$100,000	District of Columbia, Series B-1, Refunding, GO, 5.500%, 06/01/2007	$103,008
200,000	District of Columbia, Series B-2, Refunding, GO, 5.500%, 06/01/2008	209,664
1,000,000	District of Columbia, Series C, Refunding, GO, XLCA Insured, 5.250%, 06/01/2012	1,080,540

		5,992,607

	Florida — 1.38%
100,000	Dade County Water & Sewer System, Revenue Bond, 6.250%, 10/01/2007	104,974
1,375,000	Highlands County Health Facilities Authority, Revenue Bond, 5.000%, 11/15/2029	1,434,221
100,000	Mary Esther Water & Sewer, Refunding, Revenue Bond, MBIA Insured, 4.950%, 01/01/2007	101,651
1,000,000	Tampa Water & Sewer, Series B, Revenue Bond, 5.000%, 07/01/2010	1,064,370

		2,705,216

	Georgia — 0.83%
500,000	Atlanta Water & Wastewater, Series A, Prerefunded, Revenue Bond, 5.000%, 11/01/2038	530,675
1,000,000	Fulton County School District, Refunding, GO, 5.250%, 01/01/2014	1,102,000

		1,632,675

	Hawaii — 0.05%
100,000	Honolulu City & County, Series A, Prerefunded, GO, 6.000%, 01/01/2009	107,566

	Illinois — 6.47%
1,075,000	Chicago Board of Education, GO, MBIA Insured, 5.000%, 12/01/2011	1,153,797
100,000	Chicago Metropolitan Water Reclamation District Greater Chicago, GO, 5.500%, 12/01/2012	110,122
100,000	Chicago Metropolitan Water Reclamation District Greater Chicago, Refunding, GO, 6.050%, 12/01/2009	109,497
75,000	Chicago Park District, Revenue Bond, ACA Insured, 6.250%, 01/01/2016	82,792
3,150,000	Chicago Sales Tax, Refunding, Revenue Bond, 5.000%, 01/01/2011	3,355,664
500,000	Chicago School Finance Authority, Series A, Refunding, GO, FGIC Insured, 5.200%, 06/01/2006	503,910
	Chicago Wastewater Transmission, Refunding, Revenue Bond, FGIC Insured,
625,000	5.500%, 01/01/2010	672,125
100,000	5.375%, 01/01/2013	110,103
305,000	Chicago, Refunding, GO, FSA Insured, 5.500%, 01/01/2015	341,704
100,000	Du Page & Cook Counties Community Unit School District No 205, GO, FGIC Insured, 4.375%, 01/01/2009	102,777
3,000,000	Du Page County Transportation, Refunding, Revenue Bond, FSA Insured, 5.000%, 01/01/2020	3,198,330
100,000	Illinois State Sales Tax, Revenue Bond, 5.375%, 06/15/2007	102,802
220,000	Illinois State Sales Tax, Series 1, Revenue Bond, 5.500%, 06/15/2009	234,892
	Illinois, Series 1, GO,
775,000	5.500%, 08/01/2010	838,922
100,000	5.250%, 08/01/2012	108,682
1,000,000	5.375%, 07/01/2013	1,101,900
500,000	Regional Transportation Authority, Series B, Revenue Bond, FGIC Insured, 5.375%, 06/01/2014	550,110

		12,678,129

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Indiana — 1.76%
$2,225,000	Indiana Bond Bank, Series C, Revenue Bond, 5.000%, 02/01/2012	$2,385,956
500,000	Purdue University, Revenue Bond, 5.250%, 07/01/2008	521,650
200,000	Purdue University, Series O, Revenue Bond, 4.250%, 07/01/2008	203,928
300,000	Sunman Dearborn Intermediate School Building Corp., Revenue Bond, FGIC Insured, 5.375%, 07/15/2012	327,261

		3,438,795

	Iowa — 1.06%
	Dubuque Community School District, Series B, Revenue Bond,
490,000	4.500%, 07/01/2011	490,588
1,100,000	4.625%, 07/01/2012	1,103,311
480,000	Polk County, Series C, GO, 4.000%, 06/01/2012	487,454

		2,081,353

	Kansas — 1.03%
2,025,000	La Cygne Environmental, Refunding, Revenue Bond, 4.050%, 03/01/2015	2,018,783

	Louisiana — 1.16%
	Louisiana Gas & Fuels Tax, Series A, Revenue Bond, FGIC Insured,
1,120,000	5.000%, 05/01/2015	1,210,910
1,000,000	5.000%, 05/01/2021	1,052,450

		2,263,360

	Maryland — 0.78%
1,160,000	Maryland Department of Transportation County T Construction, Revenue Bond, 5.500%, 02/01/2017	1,334,580
175,000	Maryland, GO, 5.500%, 03/01/2013	195,920

		1,530,500

	Massachusetts — 8.31%
500,000	Massachusetts Bay Transportation Authority, Refunding, Revenue Bond, FGIC Insured, 5.500%, 03/01/2009	532,070
3,000,000	Massachusetts Bay Transportation Authority, Series A, Prerefunded, Revenue Bond, 5.250%, 07/01/2030	3,226,650
900,000	Massachusetts Bay Transportation Authority, Series A, Revenue Bond, 5.250%, 07/01/2015	996,687
	Massachusetts Bay Transportation Authority, Series C, Revenue Bond,
95,000	5.500%, 03/01/2012	104,716
1,000,000	5.250%, 07/01/2016	1,112,570
1,000,000	Massachusetts Bay Transportation Authority, Unrefunded, Revenue Bond, GO Insured, 7.000%, 03/01/2007	1,041,320
4,000,000	Massachusetts School Building Authority Dedicated Sales Tax, Series A, Revenue Bond, 5.000%, 08/15/2009	4,221,200
120,000	Massachusetts State Water Resources Authority, Series B, Revenue Bond, 6.250%, 12/01/2011	137,189
1,760,000	Massachusetts Water Pollution Abatement Trust, Series 4, Prerefunded, Revenue Bond, 5.125%, 08/01/2013	1,855,621
1,500,000	Massachusetts, GO, 5.500%, 11/01/2016	1,703,055
1,255,000	Route 3 North Transportation Import Association, Revenue Bond, MBIA Insured, 5.375%, 06/15/2029	1,355,337

		16,286,415

	Michigan — 2.46%
295,000	Detroit Sewer Disposal, Revenue Bond, 7.100%, 12/15/2009	318,753
150,000	Dundee Community School District, GO, Q-SBLF Insured, 5.375%, 05/01/2010	161,246
See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$600,000	Kalamazoo Public Library, GO, MBIA Insured, 5.400%, 05/01/2014	$670,632
800,000	Lansing School District, Refunding, GO, Q-SBLF Insured, 5.000%, 05/01/2017	855,528
1,000,000	Michigan State Environmental Protection Program, GO, 5.000%, 11/01/2013	1,067,350
1,645,000	Michigan State Hospital Finance Authority, Revenue Bond, 7.125%, 05/01/2009	1,745,164

		4,818,673

	Minnesota — 0.38%
400,000	Osseo Independent School District No 279, Series A, GO, FSA Insured, 5.000%, 02/01/2013	429,388
295,000	Prior Lake Independent School District No 719, Series A, GO, FGIC Insured, 4.750%, 02/01/2010	310,364

		739,752

	Mississippi — 1.00%
1,900,000	Mississippi, GO, 4.900%, 11/15/2007	1,951,585

	Missouri — 0.16%
300,000	Kansas City Municipal Assistance Corp., Series A, Revenue Bond, AMBAC Insured, 5.000%, 03/01/2012	321,939

	Nebraska — 0.06%
100,000	Omaha Special Obligations, Riverfront Redevelopment Project, Series A, Revenue Bond, 5.375%, 02/01/2013	109,661

	Nevada — 0.07%
135,000	Clark County School District, GO, 6.000%, 06/15/2007	137,939

	New Jersey — 5.21%
970,000	Lenape Regional High School District, Refunding, GO, FGIC Insured, 5.000%, 04/01/2012	1,048,609
1,050,000	New Jersey Health Care Facilities, Revenue Bond, 5.000%, 09/15/2013	1,136,236
700,000	New Jersey State Turnpike Authority, Revenue Bond, MBIA Insured, 6.750%, 01/01/2009	698,614
3,255,000	New Jersey, Refunding, Series N, GO, 5.500%, 07/15/2013	3,636,844
3,270,000	New Jersey, Series L, Refunding, GO, 5.250%, 07/15/2019	3,675,578

		10,195,881

	New Mexico — 2.59%
1,450,000	New Mexico State Severance Tax, Revenue Bond, 5.000%, 07/01/2009	1,485,525
2,350,000	New Mexico, Refunding, GO, 5.000%, 09/01/2008	2,451,896
1,035,000	University of New Mexico, Refunding, Revenue Bond, 5.250%, 06/01/2014	1,128,947

		5,066,368

	New York — 10.07%
100,000	Metropolitan Transportation Authority, Series A, Revenue Bond, 5.250%, 04/01/2009	103,353
375,000	Metropolitan Transportation Authority, Series B, Revenue Bond, 5.250%, 07/01/2007	385,702
900,000	Municipal Assistance Corporation For New York City, Series I, Revenue Bond, GO Insured, 6.250%, 07/01/2006	913,113
350,000	Nassau County Interim Finance Authority, Series B, Revenue Bond, 5.000%, 11/15/2007	361,281
500,000	New York City Transit Authority, Series A, CP, AMBAC Insured, 5.625%, 01/01/2012	542,615
1,000,000	New York City Transitional Finance Authority, Series A, Refunding, Revenue Bond, 5.500%, 11/01/2026	1,087,990
2,500,000	New York City, Series E, GO, 5.000%, 08/01/2013	2,671,975
See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	New York (Continued)
$2,300,000	New York State Dormitory Authority, Series A, Revenue Bond, FGIC Insured, 5.250%, 05/15/2016	$2,558,313
4,850,000	New York State Dormitory Authority, Series B, Revenue Bond, 5.250%, 11/15/2023	5,229,658
2,130,000	New York State Dormitory Authority, Series E, Revenue Bond, FGIC Insured, 4.500%, 02/15/2013	2,241,058
40,000	New York State Thruway Authority, Series E, Prerefunded, Revenue Bond, GO Insured, 5.250%, 01/01/2010	41,920
260,000	New York State Thruway Authority, Series E, Unrefunded, Revenue Bond, GO Insured, 5.250%, 01/01/2010	271,913
525,000	New York, Series C, Refunding, GO, 4.000%, 04/15/2006	526,202
100,000	New York, Series F, GO, FSA Insured, 5.250%, 08/01/2011	107,999
1,300,000	Orange County, Series A, Refunding, GO, 5.000%, 07/15/2013	1,409,252
500,000	Sales Tax Asset Receivable Corp., Series A, Revenue Bond, 5.000%, 10/15/2017	541,295
650,000	Triborough Bridge & Tunnel Authority, Series B, Refunding, Revenue Bond, GO Insured, 5.250%, 11/15/2015	721,234

		19,714,873

	North Carolina — 0.70%
500,000	North Carolina Municipal Power Agency No 1 Catawba Electric, Revenue Bond, MBIA Insured, 5.250%, 01/01/2009	527,680
100,000	North Carolina Public School Building, GO, 4.600%, 04/01/2008	102,822
725,000	Raleigh Comb Enterprise System, Revenue Bond, 4.000%, 03/01/2008	736,361

		1,366,863

	Ohio — 1.05%
100,000	Bowling Green State University, Revenue Bond, FGIC Insured, 5.000%, 06/01/2008	103,944
305,000	Cleveland Waterworks, Series J, Refunding, Revenue Bond, FSA Insured, 5.000%, 01/01/2008	314,962
625,000	Ohio State Higher Educational Facility Commission, Revenue Bond, 5.250%, 10/01/2014	690,350
935,000	Ohio State Water Development Authority Water Pollution Control, Refunding, Revenue Bond, 4.000%, 12/01/2010	957,580

		2,066,836

	Oregon — 0.28%
245,000	Portland Community College District, Series B, GO, 5.125%, 06/01/2013	263,571
250,000	Washington County School District No 015, Refunding, GO, FSA Insured, 5.500%, 06/15/2019	287,010

		550,581

	Pennsylvania — 0.15%
245,000	Scranton, Series C, GO, 6.700%, 09/01/2018	284,624

	Puerto Rico — 1.06%
1,595,000	Puerto Rico Electric Power Authority, Series JJ, Refunding, Revenue Bond, XLCA Insured, 5.250%, 07/01/2012	1,742,219
300,000	Puerto Rico Public Finance Corp., Series A, Revenue Bond, 5.250%, 08/01/2031	324,735

		2,066,954

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	South Carolina — 1.36%
$400,000	Grand Strand Water & Sewer Authority, Refunding, Revenue Bond, FSA Insured, 5.375%, 06/01/2014	$438,364
2,055,000	Greenville Waterworks, Refunding, Revenue Bond, 5.000%, 02/01/2013	2,226,490

		2,664,854

	Tennessee — 1.86%
250,000	Knoxville Water, Series P, Revenue Bond, 5.000%, 03/01/2009	262,015
	Memphis, GO,
300,000	5.500%, 11/01/2010	326,118
1,600,000	5.250%, 11/01/2015	1,735,216
1,205,000	Williamson County, GO, 6.000%, 03/01/2010	1,324,910

		3,648,259

	Texas — 16.74%
100,000	Austin, Refunding, GO, 5.250%, 09/01/2007	103,080
820,000	Bexar County, Series A, GO, FSA Insured, 5.000%, 06/15/2010	870,897
700,000	College Station Independent School District, Refunding, GO, PSF-GTD Insured, 5.000%, 02/15/2013	754,145
995,000	Dallas, Prerefunded, GO, 5.000%, 02/15/2012	1,027,546
1,005,000	Dallas, Unrefunded, GO, 5.000%, 02/15/2012	1,039,944
600,000	Denton Independent School District, GO, 3.000%, 08/01/2030	592,158
515,000	Denton Utilities System, Series A, Revenue Bond, FSA Insured, 5.250%, 12/01/2013	562,905
100,000	Flower Mound Waterworks & Sewer, Revenue Bond, AMBAC Insured, 5.375%, 09/01/2006	101,376
1,000,000	Fort Worth Water & Sewer, Refunding, Revenue Bond, 5.250%, 02/15/2013	1,094,140
	Frisco, GO, FGIC Insured,
145,000	5.875%, 02/15/2010	158,423
165,000	5.000%, 02/15/2012	175,928
750,000	Harris County, Refunding, GO, 5.250%, 10/01/2013	813,150
75,000	Houston, Series A-2, Refunding, GO, 2.000%, 03/01/2006	74,795
	Irving, Series A, Refunding, GO,
2,565,000	5.000%, 11/15/2011	2,750,321
2,445,000	5.000%, 11/15/2013	2,642,654
935,000	Lower Colorado River Authority, Series B, Refunding, Revenue Bond, 6.000%, 05/15/2013	1,020,833
150,000	Mansfield, GO, FGIC Insured, 5.500%, 02/15/2008	156,639
370,000	Marble Falls Independent School District, Series A, Refunding, GO, PSF-GTD Insured, 5.000%, 08/15/2015	400,803
2,300,000	North Texas Thruway Authority Dallas North Thruway System, Series A, Refunded, Revenue Bond, 5.375%, 01/01/2016	2,384,387
695,000	Pasadena Independent School District, Prerefunded, GO, PSF-GTD Insured, 5.000%, 02/15/2013	736,207
1,000,000	Plano Independent School District, GO, PSF-GTD Insured, 4.700%, 02/15/2013	1,027,670
	Round Rock Independent School District, GO, PSF-GTD Insured,
200,000	4.750%, 08/01/2010	201,660
3,600,000	5.000%, 08/01/2018	3,830,940
80,000	San Antonio Electric & Gas, Prerefunded, Revenue Bond, 5.500%, 02/01/2013	82,566
2,000,000	San Antonio Electric & Gas, Refunding, Revenue Bond, 5.375%, 02/01/2015	2,231,620
See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,000,000	San Antonio Electric & Gas, Series A, Refunding, Revenue Bond, 5.000%, 02/01/2008	$1,032,540
70,000	San Antonio Electric & Gas, Unrefunded, Revenue Bond, 5.500%, 02/01/2013	72,253
200,000	Socorro Independent School District, Refunding, GO, PSF-GTD Insured 5.375%, 08/15/2013	216,826
125,000	Spring Independent School District, GO, PSF-GTD Insured, 5.875%, 08/15/2010	137,368
1,035,000	Texas A&M University, Series B, Revenue Bond, 5.375%, 05/15/2011	1,125,376
400,000	Texas Public Finance Authority, Refunding, GO, 5.500%, 10/01/2009	428,800
500,000	Texas State Public Finance Authority Building, Series A, Revenue Bond, 5.250%, 02/01/2016	527,205
100,000	Texas State University System, Revenue Bond, FSA Insured, 5.250%, 03/15/2010	107,008
300,000	Texas Water Financial Assistance, Series B, Refunding, GO, 5.000%, 08/01/2014	325,206
1,000,000	United Independent School District, GO, PSF-GTD Insured, 0.000%, 08/15/2010	839,510
100,000	University of Texas, Revenue Bond, 5.250%, 08/15/2008	104,683
	University of Texas, Series B, Revenue Bond,
1,855,000	5.250%, 07/01/2008	1,939,384
1,000,000	5.250%, 08/15/2013	1,096,400

		32,787,346

	Utah — 2.16%
100,000	Jordan School District, GO, 5.125%, 06/15/2008	104,226
2,630,000	Utah, Refunding, Series A, GO, 5.000%, 07/01/2012	2,737,252
1,275,000	Utah, Series A, GO, 5.000%, 07/01/2016	1,397,081

		4,238,559

	Virginia — 4.33%
3,000,000	Fairfax County, Refunding, GO, STAID Insured, 5.000%, 10/01/2009	3,177,870
450,000	Fairfax County, Series A, Refunding, GO, STAID Insured, 5.000%, 06/01/2007	461,034
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured, 5.500%, 11/15/2019	1,157,210
325,000	Newport News, Series B, GO, STAID Insured, 5.000%, 11/01/2014	350,704
100,000	Norfolk, Refunding, GO, 5.000%, 01/01/2009	104,975
3,000,000	Virginia Commonwealth Transportation Board, Revenue Bond, 5.000%, 10/01/2011	3,222,300

		8,474,093

	Washington — 1.80%
175,000	Bellevue, Series A, Refunding, GO, 5.000%, 01/01/2006	175,000
45,000	King County, Prerefunded, GO, 5.500%, 12/01/2010	49,087
55,000	King County, Unrefunded, GO, 5.500%, 12/01/2010	59,839
100,000	Seattle, GO, 5.000%, 08/01/2012	106,230
30,000	Seattle, Prerefunded, GO, 5.000%, 07/01/2013	32,411
170,000	Seattle, Unrefunded, GO, 5.000%, 07/01/2013	181,533
100,000	Snohomish County, GO, 5.000%, 12/01/2006	101,537
800,000	Washington State Motor Vehicle Fuel Tax, Series C, GO, FGIC Insured, 0.000%, 06/01/2010	678,040
2,125,000	Washington, Refunding, GO, 4.000%, 01/01/2008	2,151,775

		3,535,452

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	West Virginia — 0.15%
$300,000	West Virginia Economic Development Authority, Revenue Bond, 4.000%, 06/01/2007	$302,565

	Wisconsin — 3.70%
50,000	Douglas County, Prerefunded, GO, FGIC Insured, 5.500%, 02/01/2014	55,254
25,000	Douglas County, Unrefunded, GO, FGIC Insured, 5.500%, 02/01/2014	27,412
1,445,000	Middleton Cross Plains Area School District, Refunding, GO, FSA Insured, 5.000%, 04/01/2020	1,552,999
	Wisconsin, Series A, GO,
150,000	5.000%, 05/01/2008	155,445
5,000,000	5.000%, 05/01/2011	5,351,050
100,000	Wisconsin, Series C, GO, 5.500%, 05/01/2009	106,475

		7,248,635

	Total Municipal Bonds (Cost $188,716,394)	188,535,861

	SHORT TERM INVESTMENTS — 2.68%
	Revenue Bonds — 2.66%
80,000	Alachua County Health Facilities Authority, Revenue Bond, 3.750%, 10/01/2032	80,000
250,000	Arden Hills Housing & Health Care Facilities, Refunding, Revenue Bond, 3.800%, 09/01/2029	250,000
100,000	Denver City & County Multi-Family Housing, Revenue Bond, 3.730%, 12/01/2029	100,000
200,000	Indiana Health Facility Financing Authority, Revenue Bond, 3.800%, 12/01/2029	200,000
	Iowa Higher Education Loan Authority, Revenue Bond,
100,000	3.750%, 11/01/2030	100,000
100,000	3.750%, 04/01/2033	100,000
100,000	Iowa Higher Education Loan, Revenue Bond, LB Insured, 3.750%, 11/01/2032	100,000
190,000	Kansas State Development Finance Authority, Revenue Bond, 3.750%, 11/15/2028	190,000
100,000	Minnesota Higher Education Facilities Authority, Series 5-H, Revenue Bond, HTSB Insured, 3.750%, 10/01/2030	100,000
200,000	Nebraska Educational Finance Authority, Revenue Bond, 3.750%, 03/01/2033	200,000
500,000	New York, GO, 3.820%, 08/01/2021	500,000
1,800,000	New York, Series H, GO, MBIA Insured, 3.820%, 08/01/2014	1,800,000
900,000	Pinellas County Health Facility Authority, Refunding, Revenue Bond, 3.820%, 12/01/2015	900,000
500,000	University Kansas Hospital Authority, Revenue Bond, 3.750%, 09/01/2034	500,000
100,000	Washington State Housing Finance Commission, Revenue Bond, 3.800%, 06/01/2032	100,000

		5,220,000

Number of
Shares
	Money Market Funds — 0.02%
40,000	First American Tax Free Obligation	40,000

	Total Short Term Investments (Cost $5,260,000)	5,260,000

	Total Investments — 98.94% (Cost $193,976,394)	193,795,861

	Other Assets in Excess of Liabilities — 1.06%	2,069,006

	Total Net Assets — 100.00%	$195,864,867

Glossary of Terms
AMBAC	American Municipal Bond Assurance Corp
ACA	American Capital Access
CP	Certificate Participation
FGIC	Financial Guaranty Insurance Corp.
FSA	Federal Housing Authority / Agency
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan
STAID	State Aid Withholding
XLCA	XL Capital Assurance
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)

Number of		Market
Shares		Value
	CONVERTIBLE PREFERRED STOCKS — 0.19%
	Automobiles — 0.19%
41,300	General Motors Corporation	$861,518
18,600	General Motors Corporation	277,140

	Total Convertible Preferred Stocks (Cost $1,293,628)	1,138,658

	PREFERRED STOCKS — 0.66%
	Banks — 0.13%
800,000	HSBC Capital Funding L.P. (Callable at $100.00 on 06/27/2013; Acquired 08/23/2004, Cost $756,752) (a)(c)(d)	756,473

	FNMA — 0.49%
53,950	FNMA (d)	2,953,762

	Holding And Other Investment Offices — 0.03%
12,000	Corts Trust for Ford Motor Company	192,240

	Medical Supplies — 0.01%
51	Fresenius Medical Care Capital Trust II (a)	52,785

	Total Preferred Stocks (Cost $3,991,137)	3,955,260

Principal		Market
Amount		Value
	ASSET BACKED SECURITIES — 6.54%
$2,730,065	Accredited Mortgage Loan Trust Series 2005-3, 4.431%, 09/25/2035	$2,732,303
	Conseco Finance Securitizations Corp.
274,870	Series 2000-C, 4.820%, 03/15/2030	275,608
100,000	Series 2000-4, 8.310%, 04/01/2031	81,013
	Countrywide Asset-Backed Certificates
1,714,631	Series 2004-BC5, 4.461%, 07/25/2032	1,717,495
640,000	Series 2005-4, 4.456%, 09/25/2032	628,683
	Countrywide Home Equity Loan Trust
1,342,623	Series 2003-A, 4.719%, 03/15/2029	1,346,863
1,642,296	Series 2004-S, 4.609%, 02/15/2030	1,644,917
1,144,874	Series 2004-R, 4.619%, 03/15/2030	1,148,288
1,596,816	Series 2004-N, 4.650%, 02/15/2034	1,600,371
1,618,028	Series 2004-O, 4.649%, 02/15/2034	1,621,992
2,583,147	Series 2005-F, 3.980%, 12/15/2035	2,583,147
2,500,000	Series 2005-I, 4.450%, 02/15/2036	2,500,000
2,000,000	First Franklin Mortgage Loan Asset-Backed Certificates Series 2004-FF8, 4.649%, 10/25/2034	2,005,178
446,674	Fremont Home Loan Trust Series 2004-1, 4.238%, 02/25/2034	447,017
2,521,565	Home Equity Loan Trust Series 2005-HS1, 4.311%, 07/25/2020	2,525,039
2,836,151	IMPAC Secured Assets Corp. Series 2005-6, 4.629%, 10/25/2035	2,836,151
2,569,168	Indymac Mortgage Loan Trust Series 2005-AR16IP, 4.699%, 07/25/2045	2,564,944
	JetBlue Airways Corporation
900,000	Series 2004-2, G-1, 4.715%, 02/15/2018(d)	888,026
900,000	Series 2004-2, G-2, 4.790%, 05/15/2018(d)	883,652
727,104	Residential Asset Mortgage Products, Inc. Series 2004-RZ1, 4.431%, 03/25/2034	727,552
889,919	Residential Asset Securities Corporation Series 2004-KS1, 4.471%, 02/25/2034	891,738
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	ASSET BACKED SECURITIES (Continued)
$275,295	Structured Asset Investment Loan Trust Series 2003-BC5, 4.378%, 06/25/2033	$275,521
1,668,518	Structured Asset Securities Series 2005-S3, 4.291%, 06/25/2035	1,669,667
	Washington Mutual
1,700,000	Series 2005-AR4, 4.679%, 04/25/2035	1,706,184
4,169,544	Series 2005-AR8, 4.481%, 07/25/2045	4,163,408

	Total Asset Backed Securities (Cost $39,468,057)	39,464,757

	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.13%
1,177,524	FNMA Series 2005-T2, 4.452%, 11/28/2035	1,177,828
1,102,018	Bank of America Corporation Series 2005-B, 5.137%, 04/20/2035	1,095,641
1,666,034	Bear Stearns Trust Series 2005-2, 4.799%, 04/25/2035	1,647,313
	Countrywide Home Loans
1,487,461	Series 2005-11, 3.610%, 03/25/2035	1,488,852
1,663,787	2005-R1, 3.670%, 03/25/2035	1,666,494
1,656,648	Series 2005-11, 4.608%, 04/25/2035	1,626,265
700,000	CS First Boston Mortgage Securities Corp. Series 1997-C2, 6.550%, 01/17/2035	717,245
	FHLMC
967,058	Series 1647, 6.500%, 12/15/2008	978,898
2,658,263	Series 2329, 6.500%, 06/15/2031	2,747,730
1,331,503	Series 2338, 6.500%, 07/15/2031	1,379,888
1,891,164	GSMPS Mortgage Loan Trust Series 2005-RP1, 3.660%, 01/25/2035	1,895,892
330,010	IMPAC Secured Assets Corp. Series 2004-3, 4.238%, 11/25/2034	330,240
2,600,000	Master Adjustable Rate Mortgages Trust Series 2004-13, 3.787%, 11/21/2034	2,499,344
858,847	Master Reperforming Loan Trust Series 2005-1, 7.000%, 08/25/2034	887,380
1,753,590	MLCC Mortgage Investors, Inc. Series 2005-1, 4.970%, 04/25/2035	1,738,322
988,125	Residential Asset Mortgage Products, Inc. Series 2004-SL4, 7.500%, 07/25/2032	1,025,798
2,019,552	Structured Adjustable Rate Mortgage Loan Series 2004-18, 5.026%, 12/25/2034	2,015,719

	Total Collateralized Mortgage Obligations (Cost $25,212,985)	24,918,849

	CORPORATE BONDS — 14.41%
	Auto Components — 0.08%
575,000	Dana Corporation 5.850%, 01/15/2015 (b)	411,125
110,000	Visteon Corp. 8.250%, 08/01/2010 (b)	94,050

		505,175

	Automobiles — 1.15%
	DaimlerChrysler N.A.
275,000	4.050%, 06/04/2008 (b)	267,862
750,000	4.960%, 09/10/2007 (d)	751,919
150,000	7.200%, 09/01/2009 (b)	158,759
	Ford Motor Company
670,000	6.625%, 06/16/2008	608,058
3,845,000	7.375%, 10/28/2009	3,412,795
670,000	7.450%, 07/16/2031 (b)	458,950
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Automobiles (Continued)
$1,940,000	General Motors Corporation 8.250%, 07/15/2023	$1,256,150

		6,914,493

	Banks — 2.26%
750,000	ANZ Capital Trust II 5.360%, 12/15/2053 (Callable at $100.00 on 12/15/2013; Acquired 08/23/2004, Cost $741,990) (c)	742,291
300,000	Aiful Corporation 5.000%, 08/10/2010 (Acquired 08/03/2005 and 11/29/2005, Cost $298,185) (c)	296,451
380,000	Bank Of America Corporation 4.500%, 08/01/2010	373,804
	Bank One Corp.
675,000	6.500%, 02/01/2006	677,196
995,000	2.625%, 06/30/2008 (b)	943,393
320,000	Banque Paribas 6.875%, 03/01/2009	338,415
41,000	Horizon Lines Llc 9.000%, 11/01/2012	43,358
700,000	First Chicago Corporation 6.375%, 01/30/2009	728,174
375,000	Greenpoint Bank 9.250%, 10/01/2010	438,479
700,000	HBOS Capital Funding L.P. 6.071%, 06/01/2049 (Acquired 08/23/2004, Cost $723,215) (c)(d)	724,457
4,000,000	Inter-American Development Bank 0.500%, 05/29/2014	2,831,324
1,330,000	Lehman Brothers Holdings, Inc. 4.590%, 08/19/2065 (Acquired 10/19/2005, Cost $1,332,619) (c)(d)	1,334,918
700,000	Popular North America, Inc. 4.700%, 06/30/2009	688,212
	Resona Bank
450,000	4.125%, 12/31/2049 EUR	529,444
525,000	5.850%, 09/29/2049 (Acquired 09/08/2005, Cost $524,633) (c)	523,780
410,000	Resona Preferred Global Securities 7.191%,12/29/2049 (Acquired 07/20/2005, Cost $413,455) (c)	435,748
990,000	Royal Bank of Scotland Group PLC 9.118%, 03/31/2049 (b)	1,135,156
550,000	Sovereign Bank 4.375%, 08/01/2013 (d)	540,130
320,000	Wells Fargo Company 4.200%,01/15/2010	311,815

		13,636,545

	Beverages — 0.08%
490,000	Anheuser-Busch Companies, Inc. 4.950%,01/15/2014	490,153

	Business Services — 0.03%
50,000	Di Fin Sub Llc / Div Cap Corp. 9.500%,02/15/2013	52,250
80,000	Lamar Media Corp. 7.250%,01/01/2013	83,400
30,000	UGS Corp. 10.000%, 06/01/2012	32,850

		168,500

	Capital Markets — 0.56%
30,000	E Trade Financial Corp. 7.375%,09/15/2013 (Acquired 09/14/2005, Cost $30,125) (c)	30,525
550,000	Endurance Specialty Holdings 6.150%,10/15/2015	555,154
250,000	Fuji Jgb Invt L L C 9.870%, 12/31/2049 (Acquired 08/22/2005 and 08/23/2005, Cost $281,103) (c)(d)	276,639
340,000	Goldman Sachs Group, Inc. 4.500%,06/15/2010	332,596
	Lehman Brothers Holdings, Inc.
1,350,000	4.500%,07/26/2010	1,323,041
350,000	4.000%,01/22/2008	344,370
570,000	Morgan Stanley 3.625%,04/01/2008	555,596

		3,417,921

	Chemicals — 0.06%
70,000	IMC Global, Inc. 10.875%,06/01/2008	77,875
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Chemicals (Continued)
$150,000	Lubrizol Corp. 7.250%, 06/15/2025	$166,288
12,000	Lyondell Chemical Co. 9.625%, 05/01/2007	12,585
20,000	Macdermid, Inc. 9.125%, 07/15/2011	21,275
40,000	Rhodia S.A. 10.250%, 06/01/2010	44,000
40,000	Westlake Chemical Corp. 8.750%, 07/15/2011	43,000

		365,023

	Communications — 1.04%
150,000	AMFM Inc. 8.000%, 11/01/2008	159,573
295,000	British Telecommunications PLC 8.375%, 12/15/2010	336,161
1,000,000	Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/2022	1,313,298
	Deutsche Telekom International Finance B.V.
140,000	5.250%, 07/22/2013	139,470
450,000	8.750%, 06/15/2030	574,050
45,000	Eircom Funding 8.250%, 08/15/2013	48,375
90,000	Intelsat Ltd 8.625%, 01/15/2015 (Acquired 08/16/2005, Cost $96,386) (c)	91,350
35,000	News American, Inc. 6.200%, 12/15/2034	34,882
	Rogers Cable, Inc.
220,000	5.500%, 03/15/2014	207,075
50,000	6.750%, 03/15/2015	51,000
60,000	Rogers Wireless Communications, Inc. 7.500%, 03/15/2015 (Acquired 02/24/2005, Cost $65,666) (c)	65,100
	Sprint Capital Corp.
1,220,000	6.000%, 01/15/2007	1,232,234
675,000	6.875%, 11/15/2028	739,772
	Telecom Italia Capital
125,000	4.000%, 01/15/2010	119,165
500,000	4.950%, 09/30/2014 (b)	478,376
190,000	5.250%, 10/01/2015	184,890
440,000	Verizon Global Funding Corp. 7.375%, 09/01/2012	491,359

		6,266,130

	Consumer Products — Manufacturing — 0.00%
20,000	American Achievement Corp. 8.250%, 04/01/2012	20,400

	Containers & Packaging — 0.00%
30,000	Solo Cup Company 8.500%, 02/15/2014	26,400

	Commercial Services & Supplies — 0.18%
725,000	PHH Corp. 6.000%, 03/01/2008	736,004
325,000	Waste Management, Inc. 6.375%, 11/15/2012	346,726

		1,082,730

	Depository Institutions — 0.04%
250,000	First Union National Bank 5.800%, 12/01/2008	256,759

	Diversified Financial Services — 1.07%
710,000	Citigroup, Inc. 5.750%, 05/10/2006	712,604
	General Electric Capital Corporation
530,000	4.250%, 01/15/2008 (b)	524,089
650,000	3.670%, 09/15/2014 (b)(d)	654,909
	General Motors Acceptance Corporation
1,465,000	6.750%, 01/15/2006 (b)	1,465,652
70,000	6.311%, 11/30/2007	63,359
510,000	6.125%, 01/22/2008	467,238
330,000	5.110%, 09/23/2008 (d)	298,623
2,340,000	5.625%, 05/15/2009 (b)	2,083,417
30,000	Rabobank Capital Funding Trust II 5.260%, 12/29/2049 (Acquired 05/23/2005, Cost $30,516) (c)(d)	29,769
180,000	Rabobank Capital Funding Trust III 5.254%, 10/31/2049 (Acquired 10/14/2004 and 05/20/2005, Cost $180,450) (c)(d)	176,854

		6,476,514

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Diversified Telecommunication Services — 0.40%
$300,000	ALLTEL Corporation 4.656%, 05/17/2007	$298,738
30,000	Bellsouth Corp. 4.750%, 11/15/2012	29,276
140,000	Cincinnati Bell Inc. 7.000%, 02/15/2015	137,900
30,000	Citizens Communications Co. 9.250%, 05/15/2011	33,225
520,000	Koninklijke Kpn Nv 8.375%, 10/01/2030	617,955
	Qwest Communications International, Inc.
850,000	7.290%, 02/15/2009 (d)	865,937
127,000	7.250%, 02/15/2011	130,175
300,000	Sbc Communications, Inc. 5.100%, 09/15/2014	293,573

		2,406,779

	Electrical Equipment — 0.47%
500,000	Tyco International Group S.A. 4.436%, 06/15/2007 (Acquired 08/23/2004, Cost $505,824) (c)	494,062
925,000	6.375%, 10/15/2011	961,856
1,285,000	6.875%, 01/15/2029	1,404,775

		2,860,693

	Electric Services — 0.31%
700,000	CenterPoint Energy Resources Corp. 7.875%, 04/01/2013 (b)	801,640
700,000	Midamerican Energy Holdings 7.520%, 09/15/2008	740,408
340,000	Swepco Capital Trust 5.250%, 10/01/2043 (d)	336,291

		1,878,339

	Electric Utilities — 0.48%
	Dominion Resources Inc.
80,000	4.750%, 12/15/2010	78,269
300,000	5.700%, 09/17/2012	305,466
295,000	Duke Energy Corp. 5.625%, 11/30/2012	303,020
340,000	Exelon Corp. 5.625%, 06/15/2035	321,523

	FirstEnergy Corp.
200,000	6.450%, 11/15/2011 (b)	212,258
1,135,000	7.375%, 11/15/2031	1,343,478
130,000	Oncor Electric Delivery Co. 6.375%, 01/15/2015	138,187
170,000	Pacific Gas & Electric Co. 6.050%, 03/01/2034	176,547

		2,878,748

	Energy Equipment & Services — 0.01%
50,000	Pride International Inc. 7.375%, 07/15/2014	53,875

	Fixed-Income Securities — Non North American — 0.12%
700,000	Ameritech Capital Funding Corp. 6.250%, 05/18/2009	722,627

	Food & Staples Retailing — 0.19%
1,150,000	Wal-Mart Stores, Inc. 3.375%, 10/01/2008	1,110,503

	Food Products — 0.03%
195,000	Kraft Foods, Inc. 5.625%, 11/01/2011	200,317

	Health Care Providers & Services — 0.34%
100,000	Amerisourcebergen Corp. 5.875%, 09/15/2015 (Acquired 09/08/2005, Cost $99,500) (c)	101,375
50,000	Davita, Inc. 7.250%, 03/15/2015	50,875
190,000	HCA, Inc. 7.690%, 06/15/2025	198,248
	HCA, Inc.
500,000	6.750%, 07/15/2013	518,043
150,000	5.750%, 03/15/2014	146,205
80,000	Service Corporation International 7.250%, 06/15/2017 (Acquired 06/10/2005, Cost $79,202) (c)	79,800
	Tenet Healthcare Corp.
39,000	9.875%, 07/01/2014	39,683
908,000	9.250%, 02/01/2015 (Acquired 01/25/2005, Cost $893,526) (c)	905,730

		2,039,959

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Holding And Other Investment Offices — 0.10%
$250,000	Arden Realty LP 9.150%, 03/01/2010	$289,077
225,000	iStar Financial, Inc. 8.750%, 08/15/2008	243,390
	Ventas Rlty Ltd Partnership
50,000	6.750%, 06/01/2010	51,500
40,000	7.125%, 06/01/2015	42,200

		626,167

	Hotels Restaurants & Leisure — 0.18%
500,000	Harrahs Operating Company, Inc. 5.500%, 07/01/2010	500,291
60,000	Inn of the Mountain Gods Resort & Casino 12.000%, 11/15/2010	59,700
	MGM Mirage Inc.
10,000	9.500%, 08/01/2008	10,887
180,000	8.500%, 09/15/2010	195,975
120,000	6.625%, 07/15/2015	120,300
30,000	Premier Entertainment Biloxi LLC 10.750%, 02/01/2012	29,100
20,000	River Rock Entertainment 9.750%, 11/01/2011	21,650
140,000	Station Casinos, Inc. 6.875%, 03/01/2016	143,850

		1,081,753

	Household Durables — 0.08%
500,000	D.R. Horton, Inc. 5.375%, 06/15/2012	485,825

	Independent Power Producers & Energy Traders — 0.30%
40,000	Mirant North America LLC 7.375%, 12/31/2013 (Acquired 12/20/2005, Cost $40,000) (c)	40,650
	Txu Corp.
500,000	4.800%, 11/15/2009	483,436
325,000	6.500%, 11/15/2024	310,171
1,045,000	6.550%, 11/15/2034	992,643

		1,826,900

	Industrial And Commercial Machinery And Computer Equipment — 0.00%
34,000	Case New Holland, Inc. 9.250%, 08/01/2011	36,550

	Insurance — 0.68%
150,000	ACE Limited 6.000%, 04/01/2007	151,641
400,000	Arch Capital Group Ltd. 7.350%, 05/01/2034	452,734
130,000	ASIF Global Financing XIX 4.900%, 01/17/2013 (Acquired 05/18/2005 through 05/20/2005, Cost $129,758) (c)	129,539
1,250,000	ASIF Global Financing XXIII 3.900%, 10/22/2008 (Acquired 04/01/2005, Cost $1,223,169) (c)	1,216,987
350,000	CNA Financial Corp. 7.250%, 11/15/2023 (b)	386,554
300,000	Liberty Mutual Group, Inc. 7.000%, 03/15/2034 (Acquired 09/09/2004, Cost $304,422) (c)	310,326
650,000	Prudential Insurance Co. 7.650%, 07/01/2007 (Acquired 08/24/2004, Cost $691,168) (c)	676,101
450,000	QBE Insurance Group Ltd. 5.647%, 07/01/2023 (Callable at $100.00 on 07/01/2013; Acquired 08/23/2004, Cost $441,198) (c)(d)	447,991
150,000	Royal & Sun Alliance Insurance 8.500%, 12/08/2049 GBP	308,320

		4,080,193

	IT Services — 0.02%
90,000	Sungard Data Sys, Inc. 9.125%, 08/15/2013 (Acquired 07/27/2005, Cost $90,000) (c)	93,600

	Leisure Equipment & Products — 0.01%
50,000	Eastman Kodak Co. 7.250%, 11/15/2013	48,041

	Machinery — 0.02%
95,000	Terex Corp. 7.375%, 01/15/2014	94,525

	Measuring, Analyzing, And Controlling Instruments — 0.22%
1,300,000	Eastman Kodak Co. 6.375%, 06/15/2006	1,307,847

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS(Continued)
	Media — 0.82%
	Clear Channel Communications, Inc.
$1,190,000	5.500%, 09/15/2014	$1,140,628
270,000	4.900%, 05/15/2015	244,601
30,000	4.625%, 01/15/2008	29,603
320,000	Comcast Corp. 6.500%, 01/15/2015	338,767
	COX Communications, Inc.
220,000	3.875%, 10/01/2008	212,149
775,000	4.625%, 01/15/2010	750,919
520,000	COX Enterprises, Inc. 4.375%, 05/01/2008 (Acquired 03/17/2005, Cost $516,160) (c)	508,054
	CSC Holdings, Inc.
45,000	7.625%, 04/01/2011	45,000
100,000	7.625%, 07/15/2018	95,500
40,000	EchoStar DBS Corporation 6.625%, 10/01/2014	38,550
	Liberty Media Corp.
20,000	5.700%, 05/15/2013	18,735
460,000	7.875%, 07/15/2009	487,006
40,000	The Reader’s Digest Association Inc. 6.500%, 03/01/2011	39,300
20,000	Sinclair Broadcast Group, Inc. 8.000%, 03/15/2012	20,700
	Time Warner, Inc.
450,000	6.875%, 05/01/2012 (b)	479,631
405,000	7.700%, 05/01/2032	456,856

		4,905,999

	Metal Mining — 0.02%
100,000	Codelco Inc. 4.750%, 10/15/2014 (Acquired 10/21/2004, Cost $98,482) (c)	97,086

	Motion Picture Theaters, Except Drive-in — 0.00%
30,000	Amc Entertainment, Inc. 8.000%, 03/01/2014	27,300

	Multiline Retail — 0.09%
40,000	JCPenney Co., Inc. 7.400%, 04/01/2037	44,888
470,000	Target Corp. 5.400%, 10/01/2008	477,953

		522,841

	Multi-Utilities & Unregulated Power — 0.04%
60,000	AES Corp/The 7.750%, 03/01/2014	63,225
50,000	CenterPoint Energy, Inc. 7.250%, 09/01/2010	53,690
120,000	Duke Energy Corp. 6.250%, 01/15/2012	126,630

		243,545

	Natural Gas Transmission — 0.07%
400,000	El Paso Corp. 7.750%, 01/15/2032 (b)	403,000

	Non-depository Credit Institutions — 0.33%
270,000	General Motors Acceptance Corporation 7.750%, 01/19/2010	252,361
410,000	General Motors Acceptance Corporation 4.500%, 07/15/2006	397,572
	General Motors Acceptance Corporation
20,000	6.125%, 02/01/2007	19,098
700,000	6.875%, 09/15/2011 (b)	639,089
685,000	HSBC Finance Corp. 4.125%, 11/16/2009 (b)	661,942

		1,970,062

	Oil & Gas — 1.48%
	Amerada Hess Corp.
830,000	7.300%, 08/15/2031 (b)	963,544
325,000	7.125%, 03/15/2033	370,098
380,000	Anadarko Finance Co. 6.750%, 05/01/2011	411,596
445,000	Apache Finance Canada Corp. 4.375%, 05/15/2015	427,765
	Chesapeake Energy Corp.
60,000	6.375%, 06/15/2015	60,300
80,000	6.250%, 01/15/2018	78,800
420,000	ChevronTexaco Capital Co. 3.500%, 09/17/2007 (b)	411,611
	Conoco Inc.
70,000	6.350%, 10/15/2011	75,094
135,000	6.950%, 04/15/2029	163,443
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Oil & Gas (Continued)
$285,000	ConocoPhillips Inc. 4.750%, 10/15/2012	$283,662
415,000	Devon Energy Corporation 7.950%, 04/15/2032	536,907
	El Paso Corporation
309,000	8.375%, 06/15/2032	350,541
538,000	7.800%, 08/01/2031	539,345
	Energy Transfer Partners L P
425,000	5.650%, 08/01/2012 (Acquired 08/19/2005 and 09/26/2005, Cost $425,503) (c)	420,697
425,000	5.950%, 02/01/2015	424,241
1,255,000	Kerr-McGee Corp. 7.875%, 09/15/2031	1,495,526
50,000	Peabody Energy Corp. 5.875%, 04/15/2016	48,937
560,000	Pemex Project Funding Master Trust 7.375%, 12/15/2014	623,560
50,000	Pogo Producing Co. 6.875%, 10/01/2017 (Acquired 09/21/2005, Cost $50,000) (c)	49,000
110,000	Suburban Propane Partners L.P. 6.875%, 12/15/2013	103,400
70,000	Vintage Pete, Inc. 7.875%, 05/15/2011	73,500
150,000	Western Oil Sands, Inc. 8.375%, 05/01/2012	169,312
800,000	Williams Companies, Inc. 7.500%, 01/15/2031	832,000

		8,912,879

	Paper & Forest Products — 0.15%
135,000	International Paper Co. 5.500%, 01/15/2014	132,894
705,000	Weyerhaeuser Co. 6.750%, 03/15/2012	749,226

		882,120

	Petroleum Refining And Related Industries — 0.01%
50,000	Amerigas Partners L P 7.250%, 05/20/2015	51,250

	Pipelines — 0.00%
10,000	Semgroup LP 8.750%, 11/15/2015 (Acquired 11/04/2005, Cost $9,838) (c)	10,275

	Real Estate — 0.27%
300,000	EOP Operating L.P. 7.750%, 11/15/2007	314,393
	Forest City Enterprises, Inc.
10,000	7.625%, 06/01/2015	10,650
29,000	6.500%, 02/01/2017	28,565
	iStar Financial, Inc.
225,000	5.800%, 03/15/2011	226,709
100,000	5.700%, 03/01/2014	99,061
350,000	Simon Property Group, L.P. 7.125%, 09/20/2007	361,368
515,000	Summit Properties Partnership 7.200%, 08/15/2007	529,874
	Ventas Realty L.P.
40,000	9.000%, 05/01/2012	45,800
30,000	6.625%, 10/15/2014	30,825

		1,647,245

	Road & Rail — 0.05%
75,000	Hertz Corp. 8.875%, 01/01/2014 (Acquired 12/15/2005, Cost $75,000)(c)	76,781
14,000	Kansas City Southern Railway Co. 9.500%, 10/01/2008	15,225
230,000	Union Pacific Corp. 5.375%, 05/01/2014	233,011

		325,017

	Software — 0.12%
750,000	Computer Associates, Inc. 4.750%, 12/01/2009 (Acquired 05/26/2005 and 08/31/2005, Cost $744,166) (c)	731,980

	Textiles, Apparel & Luxury Goods — 0.02%
50,000	Oxford Industries, Inc. 8.875%, 06/01/2011	51,188
51,000	Russell Corp. 9.250%, 05/01/2010	51,956

		103,144

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal			Market
Amount			Value
	CORPORATE BONDS (Continued)
	Tobacco — 0.20%
$770,000	Altria Group, Inc. 7.000%, 11/04/2013 (b)		$843,849
300,000	Philip Morris Companies, Inc. 7.750%, 01/15/2027 (b)		357,148

			1,200,997

	Transportation Equipment — 0.12%
725,000	Ford Motor Credit Company 6.875%, 02/01/2006		726,149

	Water Transportation — 0.02%
60,000	Omi Corp. 7.625%, 12/01/2013		61,125
86,000	Teekay Shipping Corp. 8.875%, 07/15/2011		97,610

			158,735

	Wholesale Trade-durable Goods — 0.02%
140,000	Directv Holdings/Finance 6.375%, 06/15/2015		137,550

	Wireless Communication Services — 0.07%
225,000	America Movil SA de CV 6.375%, 03/01/2035		223,042
	Nextel Communications, Inc.
15,000	5.950%, 03/15/2014		15,098
120,000	7.375%, 08/01/2015		126,737
40,000	Rogers Wireless Communications, Inc. 6.375%, 03/01/2014		40,300

			405,177

	Total Corporate Bonds (Cost $87,997,456)		86,922,335

	FOREIGN GOVERNMENT AGENCY ISSUES — 0.02%
	Republic of Argentina
123,750	1.980%, 08/03/2012 (d)		97,515

	Total Foreign Government Agency Issues(Cost $96,111)		97,515

	FOREIGN GOVERNMENT NOTE/BONDS — 4.48%
	Arab Republic of Egypt
3,800,000	0.000%, 12/21/2006	EGP	663,857
2,900,000	4.450%, 09/15/2015		2,847,211
	Brazil Federative Republic
260,005	4.313%, 04/15/2012 (d)		257,405
284,000	8.875%, 04/15/2024		317,370
320,000	12.250%, 03/06/2030		462,400
920,000	11.000%, 08/17/2040 (b)		1,187,030
680,000	12.500%, 01/05/2016	BRL	292,264
813,380	Canadian Government Inflationary Index Note 4.000%, 12/01/2031	CAD	1,084,903
1,450,000	Ministry of Finance of Russia 3.000%, 05/14/2008		1,378,805
1,390,000	Queensland Treasury Corp. 6.000%, 06/14/2011	AUD	1,050,086
	Republic of Colombia
1,080,000	6.142%, 11/16/2015 (d)		1,104,300
510,000	11.750%, 02/25/2020		707,625
	Republic Of Argentina
2,470,000	0.000%, 12/15/2035		131,528
5,756,677	0.000%, 12/15/2035		93,808
1,110,000	2.000%, 01/03/2016	ARS	655,418
690,000	5.830%, 12/31/2033	ARS	267,214
10,000	Republic of Guatemala 8.125%, 10/06/2034		10,950
	Republic of Panama
20,000	9.375%, 01/16/2023		25,150
690,000	7.125%, 01/29/2026		702,075
	Russia Government International Bond
270,000	5.000%, 03/31/2030		305,473
3,050,000	5.000%, 03/31/2030		3,450,709
680,000	State of Qatar 9.750%, 06/15/2030		1,040,604
	United Mexican States
48,060,000	8.000%, 12/19/2013	MXN	4,463,150
520,000	11.500%, 05/15/2026		851,500
400,000	8.300%, 08/15/2031		515,000
2,130,000	7.500%, 04/08/2033		2,527,245
	Republic of Peru
303,400	5.000%, 03/07/2017 (d)		292,022
320,000	8.750%, 11/21/2033		361,600

	Total Foreign Government Note/Bonds (Cost $25,220,306)		27,046,702

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES — 28.87%
$770,000	Bank of America Corporation Series 2005-5, 5.115%, 10/10/2045	$766,991
984,538	Bear Stearns Trust Series 2004-9, 5.237%, 09/25/2034	981,783
	Countrywide Home Loans
2,525,570	Series 2005-27, 4.579%, 08/25/2035	2,479,241
1,493,786	Series 2005-36, 5.028%, 08/25/2035	1,480,416
1,478,482	Series 2005-51, 4.690%, 11/20/2035	1,480,935
3,487,838	Series 2005-59, 4.700%, 11/20/2035	3,494,179
2,986,786	Series 2005-62, 4.491%, 12/25/2035	2,990,120
	FHLMC
2,028,336	Pool #C9-0732, 5.500%, 11/01/2023	2,030,597
5,629,574	Pool #1G-0058, 4.627%, 01/01/2035	5,579,786
2,926,541	Pool #1H-2524, 4.583%, 08/01/2035	2,901,089
1,000,000	Series 2590, 5.000%, 03/15/2018	995,761
	FHLMC Gold
992,929	Pool #C9-0924, 5.000%, 10/01/2025	970,278
997,354	Pool #C9-0932, 5.500%, 11/01/2025	996,212
3,981,809	Pool #G0-8085, 5.000%, 10/01/2035	3,856,133
802,321	Pool #C0-1385, 6.500%, 08/01/2032	823,936
296,416	Pool #C7-0562, 6.500%, 09/01/2032	304,402
401,975	Pool #C7-0760, 6.500%, 09/01/2032	412,804
4,210,294	Pool #G0-1767, 6.500%, 12/01/2032	4,324,767
	FNMA
481,591	Pool #721345, 4.500%, 06/01/2018	469,854
621,934	Pool #690603, 4.500%, 11/01/2018	606,777
381,282	Pool #744820, 4.500%, 11/01/2018	372,149
145,096	Pool #251925, 6.500%, 07/01/2028	149,511
121,970	Pool #435151, 6.500%, 07/01/2028	125,682
649,430	Pool #433575, 6.500%, 09/01/2028	669,194
487,794	Pool #251985, 6.500%, 10/01/2028	502,638
719,968	Pool #446107, 6.500%, 11/01/2028	741,877
762,548	Pool #452955, 6.500%, 11/01/2028	785,754
472,335	Pool #457553, 6.500%, 01/01/2029	486,709
308,231	Pool #252255, 6.500%, 02/01/2029	317,611
193,903	Pool #252342, 6.500%, 04/01/2029	199,746
724,371	Pool #323632, 6.500%, 04/01/2029	746,627
938,220	Pool #494339, 6.500%, 04/01/2029	966,491
176,338	Pool #252497, 6.500%, 06/01/2029	181,651
87,946	Pool #498092, 6.500%, 06/01/2029	90,596
736,138	Pool #500441, 6.500%, 06/01/2029	758,320
892,905	Pool #501198, 6.500%, 06/01/2029	919,810
419,525	Pool #503223, 6.500%, 07/01/2029	432,166
131,232	Pool #504708, 6.500%, 07/01/2029	135,186
116,673	Pool #535476, 6.500%, 07/01/2029	120,224
1,449,737	Pool #544859, 4.825%, 08/01/2029	1,462,157
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES (Continued)
	FNMA (Continued)
$88,668	Pool #535506, 6.500%, 08/01/2030	$91,340
2,207,849	Pool #786848, 7.000%, 10/01/2031	2,308,320
1,289,114	Pool #607398, 6.500%, 11/01/2031	1,325,516
2,041,923	Pool #733132, 3.525%, 04/01/2034	2,030,452
3,813,042	Pool #668357, 5.000%, 12/01/2017	3,779,521
2,999,999	Pool #709820, 4.500%, 06/01/2018	2,926,887
2,999,999	Pool #357458, 4.500%, 11/01/2018	2,926,887
11,639,747	Pool #735224, 5.500%, 02/01/2035	11,558,024
10,866,889	Pool #827741, 5.500%, 06/01/2035 (b)	10,766,144
2,691,720	Pool #829334, 4.592%, 09/01/2035	2,670,045
6,266,823	Pool #820345, 5.000%, 09/01/2035	6,074,248
15,522,010	Pool #832738, 5.500%, 09/01/2035 (b)	15,378,109
2,789,367	Pool #836464, 5.084%, 10/01/2035	2,877,485
1,694,762	Pool #836852, 5.091%, 10/01/2035	1,748,342
596,670	Pool #836273, 5.500%, 10/01/2035	591,139
198,453	Pool #745000, 6.000%, 10/01/2035	200,397
199,829	Pool #844237, 2.728%, 11/01/2035	202,475
199,668	Pool #844148, 3.400%, 11/01/2035	203,430
199,149	Pool #844052, 4.065%, 11/01/2035	201,019
199,673	Pool #843997, 4.495%, 11/01/2035	202,134
199,768	Pool #844789, 4.809%, 11/01/2035	204,440
1,095,665	Pool #843823, 4.918%, 11/01/2035	1,122,116
3,992,419	Pool #844158, 5.000%, 11/01/2035	3,869,736
2,010,843	First Franklin Mortgage Loan Asset-Backed Certificates Series 2004-FF2, 4.238%, 03/25/2034	2,012,911
3,000,000	First Union National Bank Commercial Mortgage Series 2000-C2, 7.202%, 10/15/2032	3,251,405
	GNMA
732,259	Pool #081116M, 4.750%, 10/20/2034	724,691
803,333	Pool #081150M, 4.500%, 11/20/2034	796,217
2,323,388	Pool #081153M, 4.750%, 11/20/2034	2,299,304
199,699	Pool #520279X, 5.000%, 11/15/2034	197,375
2,500,000	General Motors Acceptance Corporation Series 2002-C1, 6.278%, 11/15/2039	2,639,695
800,000	GS Mortgage Securities Corporation II Series 2005-GG4, 4.680%, 07/10/2039	779,730
	Harborview Mortgage Loan Trust
2,960,343	Series 2005-10, 4.469%, 11/19/2035	2,964,620
992,790	Series 2005-16, 4.450%, 01/19/2036	992,790
3,482,969	Series 2005-16, 4.460%, 01/19/2036	3,482,969
2,900,000	IMPAC Secured Assets Corp. Series 2005-2, 4.660%, 03/25/2036	2,900,000
1,880,000	JP Morgan Commercial Mortgage Series 2005-CIBC12, 4.895%, 09/12/2037	1,842,646
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal			Market
Amount			Value
	MORTGAGE BACKED SECURITIES (Continued)
$5,153,259	Lehman Brothers Trust Series 2005-5N, 4.679%, 11/25/2035		$5,135,658
	Lehman Brothers-UBS Commercial Mortgage Trust
600,000	Series 2005-C3, 4.664%, 07/15/2030		583,689
520,000	Series 2005-C3, 4.739%, 07/15/2030		504,675
770,000	Morgan Stanley Series 2005-HQ6, 4.989%, 08/13/2042 (b)		759,918
2,485,964	Residential Accredit Loans, Inc. Series 2005-QO4, 4.490%, 12/25/2045		2,485,964
	Washington Mutual
3,425,318	Series 2005-AR13, 4.669%, 10/25/2045		3,420,920
2,868,573	Series 2005-AR15, 4.370%, 11/25/2045		2,863,527
3,462,070	Series 2005-AR15, 4.426%, 11/25/2045		3,462,070
3,000,000	Series 2005-AR17, 4.640%, 12/25/2045		3,000,000
3,000,000	Series 2005-AR19, 4.640%, 12/25/2045		3,000,000
2,735,971	Wells Fargo Company Series 2005-AR16, 4.979%, 10/25/2035		2,729,194

	Total Mortgage Backed Securities (Cost $175,598,250)		174,198,334

	MUNICIPAL BONDS — 0.04%
260,000	New York City Industrial Development Agency, Revenue Bond, AMR Corp. Insured, 7.625%, 08/01/2025		267,285

	Total Municipal Bonds (Cost $249,602)		267,285

	SUPRANATIONAL OBLIGATIONS — 0.20%
	Republic of Argentina
1,150,000	11.375%, 03/15/2010 (Default effective 03/01/2002)(f)		296,125
	General Motors Acceptance Corporation
300,000	4.000%, 02/09/2006	EUR	354,362
275,000	5.750%, 02/14/2006		325,573
250,000	8.375%, 07/05/2033		197,510

	Total Supranational Obligations (Cost $1,442,327)		1,173,570

	U.S. GOVERNMENT AGENCY ISSUES — 30.75%
	FAMC
420,000	4.250%, 07/29/2008		415,324
	FFCB
2,000,000	3.800%, 09/07/2007 (b)		1,970,746
3,000,000	3.625%, 01/04/2008 (b)		2,939,313
3,000,000	4.500%, 01/22/2015		2,937,162
4,000,000	4.550%, 08/10/2012 (b)		3,960,148
1,500,000	4.800%, 10/19/2015		1,497,916
	FHLB
2,400,000	2.500%, 04/11/2006 (b)		2,386,442
4,000,000	3.625%, 02/15/2008 (b)		3,910,428
760,000	4.125%, 04/18/2008 (b)		750,874
3,000,000	3.750%, 08/15/2008 (b)		2,930,475
3,000,000	4.000%, 02/15/2011		2,897,730
4,000,000	4.320%, 03/20/2008		3,966,808
2,800,000	4.500%, 09/14/2012		2,754,898
6,000,000	4.875%, 12/14/2012		6,030,894
1,200,000	4.080%, 04/26/2010 (b)		1,170,226
4,000,000	7.375%, 02/12/2010		4,388,856
	FHLMC
5,200,000	4.125%, 04/02/2007 (b)		5,161,302
6,000,000	3.550%, 11/15/2007		5,873,628
1,990,000	4.375%, 11/16/2007 (b)		1,977,656
3,500,000	4.125%, 10/18/2010 (b)		3,407,467
3,070,000	4.750%, 01/18/2011		3,071,814
2,010,000	5.000%, 07/15/2014 (b)		2,040,598
900,000	5.000%, 01/01/2036		871,313
1,000,000	5.500%, 01/01/2026		996,406
1,230,000	5.625%, 11/23/2035		1,245,265
	FNMA
1,590,000	3.976%, 01/09/2006 (b)(d)		1,588,799
2,000,000	5.500%, 02/15/2006 (b)		2,004,826
3,000,000	3.250%, 07/12/2006 (b)		2,979,315
6,000,000	2.200%, 12/04/2006 (b)		5,864,916
3,000,000	3.550%, 01/12/2007 (b)		2,964,279
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	U.S. GOVERNMENT AGENCY ISSUES (Continued)
	FNMA (Continued)
$220,000	3.875%, 02/15/2010	$213,209
3,400,000	4.750%, 12/15/2010 (b)	3,403,754
26,700,000	5.000%, 01/01/2036	25,873,955
12,900,000	5.500%, 01/01/2036	12,775,025
19,000,000	5.500%, 01/01/2034	18,815,928
1,000,000	5.500%, 03/15/2011 (b)	1,034,810
1,211,040	5.500%, 08/01/2023	1,211,659
4,900,000	5.500%, 01/01/2021	4,930,625
3,100,000	6.000%, 01/01/2036	3,129,063
4,000,000	6.000%, 01/01/2029	4,037,500
1,100,000	6.000%, 05/15/2011 (b)	1,164,734
2,000,000	6.000%, 02/01/2035	2,016,250
1,300,000	6.500%, 01/01/2036	1,333,719
	GNMA
2,190,000	5.000%, 01/01/2036	2,161,256
1,300,000	5.500%, 01/01/2036	1,308,125
12,300,000	6.000%, 01/01/2036	12,588,287
1,700,000	6.500%, 01/01/2036	1,773,845
	Tennessee Valley Authority
2,450,000	5.880%, 04/01/2036	2,793,828

	Total U.S. Government Agency Issues (Cost $185,333,838)	185,521,396

	U.S. TREASURY OBLIGATIONS — 14.59%
	U.S. Treasury Bond — 1.84%
2,400,000	8.875%, 02/15/2019 (b)	3,413,626
4,808,031	2.375%, 01/15/2025	5,054,822
278,680	3.875%, 04/15/2029	376,130
1,820,000	6.250%, 05/15/2030 (b)	2,260,924

		11,105,502

	U.S. Treasury Note — 9.94%
6,000,000	2.500%, 09/30/2006 (b)	5,917,266
1,400,000	2.875%, 11/30/2006 (b)	1,381,024
790,000	3.750%, 03/31/2007 (b)	783,520
5,640,000	4.000%, 08/31/2007 (b)	5,604,310
290,000	3.000%, 02/15/2008 (b)	281,923
700,000	3.375%, 02/15/2008 (b)	685,809
4,470,000	3.750%, 05/15/2008 (b)	4,407,840
1,384,598	3.875%, 01/15/2009	1,455,669
13,340,000	3.375%, 10/15/2009 (b)	12,886,133
12,250,000	3.875%, 05/15/2010 (b)	12,021,758
2,700,000	3.875%, 02/15/2013 (b)	2,617,842
3,406,480	2.000%, 01/15/2014 (b)	3,388,252
359,281	2.000%, 07/15/2014	357,387
52,158	1.625%, 01/15/2015	50,265
1,690,000	4.125%, 05/15/2015 (b)	1,653,494
6,533,439	1.875%, 07/15/2015 (b)	6,427,277
50,000	4.500%, 11/15/2015 (b)	50,426

		59,970,195

	U.S. Treasury Strip — 2.81%
300,000	0.000%, 02/15/2019	164,983
2,200,000	0.000%, 08/15/2021	1,069,739
10,100,000	0.000%, 11/15/2021 (b)	4,847,202
6,400,000	0.000%, 11/15/2022 (b)	2,932,640
8,000,000	0.000%, 11/15/2024 (b)	3,354,200
4,000,000	0.000%, 02/15/2025 (b)	1,654,800
6,640,000	0.000%, 11/15/2027 (b)	2,440,247
1,390,000	0.000%, 05/15/2030 (b)	459,962

		16,923,773

	Total U.S. Treasury Obligations (Cost $88,233,161)	87,999,470

Number of
Shares
	WARRANTS — 0.00%
190,000	United Mexican States Warrant (a)	11,780

	Total Warrants (Cost $6,650)	11,780

	SHORT TERM INVESTMENTS — 4.25%
	Money Market Funds — 0.13%
761,876	Federated Prime Obligations Fund	761,876

Principal
Amount
	Repurchase Agreements — 4.04%
$7,000,000	Countrywide Capital 4.200%, 01/03/2006	7,000,000
17,400,000	UBS Warburg 4.240%, 01/03/2006	17,400,000

		24,400,000

	U.S. Government Agency Issues — 0.08%
500,000	FNMA 0.000%, 05/15/2006 (e)	491,961

	Total Short Term Investments (Cost $25,653,817)	25,653,837

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL — 29.1%
	COMMERCIAL PAPER — 10.88%
$1,889,166	CCN Bluegrass, 4.44%, 11/20/06 (c)	$1,889,166
3,778,332	CCN Independence IV LLC, 4.39%, 10/16/06 (c)	3,778,332
4,156,165	CCN Orchard Park, 4.42%, 10/06/06 (c)	4,156,165
2,833,749	Chesham Finance LLC, 4.27%, 01/03/06 (c) (d)	2,832,399
2,833,749	Concord Minutemen Capital Co., 4.30%, 01/04/06 (c)	2,833,749
5,289,664	Concord Minutemen Capital Co., 4.33%, 01/11/06 (c)	5,289,664
3,778,332	Duke Funding, 4.38%, 01/26/06 (c) (d)	3,764,547
3,778,332	Duke Funding, 4.30%, 06/06/06 (c)	3,778,332
2,833,749	Laguna Corp., 3.77%, 01/25/06 (c) (d)	2,816,215
7,556,663	Lakeside Funding LLC, 4.36%, 01/09/06 (c)	7,556,663
1,509,145	Leafs LLC, 2.85%, 01/20/06 (c)	1,509,145
5,093,364	Leafs LLC, 3.77%, 04/20/06 (c)	5,093,364
2,644,832	Morgan Stanley, 4.33%, 01/20/06	2,644,832
2,644,832	Morgan Stanley, 4.33%, 03/01/06	2,644,832
1,889,166	Morgan Stanley, 4.33%, 04/11/06	1,889,166
5,667,497	RAMS Funding LLC, 4.42%, 01/24/06 (c) (d)	5,639,676
7,556,663	Thornburg Mortgage Capital LLC, 4.31%, 01/05/06 (c) (d)	7,528,634

	Total Commercial Paper (Cost $65,644,881)	65,644,881

	CORPORATE BONDS AND NOTES — 1.60%
1,889,166	Bayerische Landesbank, 4.63%, 12/24/15	1,889,166
3,778,332	Liquid Funding Ltd., 4.00%, 05/15/06 (c) (d)	3,777,952
2,266,999	Metlife Global, 3.39%, 04/28/08	2,266,999
1,700,249	Northlake, 1.48%, 03/06/33 (c)	1,700,249

	Total Corporate Bonds and Notes (Cost $9,634,366)	9,634,366

	CORPORATE PAYDOWN SECURITY — 0.31%
1,889,166	Duke Funding, 5.06%, 04/08/06 (c)	1,889,166

	Total Corporate Paydown Security (Cost $1,889,166)	1,889,166

Number of
Shares
	MUTUAL FUND — 0.00%
158	Merrill Lynch Premier Institutional Fund	158

	Total Mutual Fund (Cost $158)	158

Principal
Amount
	REPURCHASE AGREEMENTS — 16.31%
$18,891,658	ABN AMRO Repurchase Agreement, 4.35%, 01/03/06 (Collateralized by Corporate Bonds & Collateralized Mortgage Obligations)	18,891,658
1,889,166	CS First Boston Repurchase Agreement, 4.25%, 01/03/06 (Collateralized by Ginnie Mae Collateralized Mortgage Obligations)	1,889,166
4,722,914	CS First Boston Repurchase Agreement, 4.25%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	4,722,914
3,778,332	CS First Boston Repurchase Agreement, 4.30%, 01/03/06 (Collateralized by Collateralized Mortgage Obligations)	3,778,332
12,279,578	CS First Boston Repurchase Agreement, 4.30%, 01/03/06 (Collateralized by Collateralized Mortgage Obligations)	12,279,578
3,400,498	Lehman Brothers Repurchase Agreement, 4.37%, 01/03/06 (Collateralized by Corporate Bonds)	3,400,498
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$3,400,498	Morgan Stanley Repurchase Agreement, 4.38%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	$3,400,498
13,224,161	Morgan Stanley Repurchase Agreement, 4.38%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	13,224,161
36,838,733	Morgan Stanley Repurchase Agreement, 4.38%, 01/03/06 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	36,838,733

	Total Repurchase Agreements (Cost $98,425,538)	98,425,538

	Total Investments Purchased as Securities Lending Collateral (Cost $175,594,109)	175,594,109

	Total Investments — 138.23% (Cost $835,391,434)	833,963,857

	Liabilities in Excess of Other Assets — (38.23)%	(230,644,819)

	Total Net Assets — 100.00%	$603,319,038

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.

(b)	All or a portion of this security is on loan.

(c)	Restricted under Rule 144a of the Securities Act of 1933.

(d)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2005.

(e)	Assigned as collateral for certain futures contracts.

(f)	Defaulted Security.
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS
December 31, 2005 (Unaudited)

		Amount of		Amount of	Unrealized
Forward	Currency to	Currency to	Currency to	Currency to	Appreciation
expiration date	be received	be received	be delivered	be delivered	(Depreciation)
2/8/06	Australian Dollars	1,419,024	U.S. Dollars	1,062,139	$23,509
2/8/06	Canadian Dollars	1,093,926	U.S. Dollars	924,705	(17,701)
1/27/06	Euros	1,107,994	U.S. Dollars	1,329,731	16,120
2/8/06	Euros	208,824	U.S. Dollars	252,573	4,835
1/13/06	Mexican Pesos	(24,497,242)	U.S. Dollars	(2,298,053)	2,538
1/18/06	Mexican Pesos	72,075,602	U.S. Dollars	6,550,839	(213,766)

					$(184,465)

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
December 31, 2005 (Unaudited)

	Number of
	Contracts			Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
Eurodollar 90 Day Futures	66	6,285	Mar-06	$(35,440)
Eurodollar 90 Day Futures	8	762	Mar-07	2,460
Eurodollar 90 Day Futures	53	5,044	Jun-06	(979)
Eurodollar 90 Day Futures	8	762	Jun-07	2,985
Eurodollar 90 Day Futures	89	8,471	Sep-06	21,701
Eurodollar 90 Day Futures	8	762	Sep-07	3,498
Eurodollar 90 Day Futures	5	476	Dec-06	975
U.S. Treasury 5 year Note Futures	280	29,776	Mar-06	84,975
U.S. Treasury 10 year Swap Futures	111	12,005	Mar-06	85,541
U.S. Treasury 10 year Note Futures	(29)	(3,173)	Mar-06	(20,006)
U.S. Treasury Long Bond Futures	12	1,373	Mar-06	28,409
U.S. Treasury Long Bond Futures	(13)	(1,484)	Mar-06	(21,263)

				$152,856

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES
December 31, 2005 (Unaudited)

	Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap
	Growth Fund	Value Fund	Growth Fund	Value Fund
ASSETS:
Investments, at value (cost $818,812,597 $854,846,181, $230,456,805 and $208,187,964, respectively)[1]	$922,716,697	$905,484,587	$244,422,991	$226,221,987
Cash	—	—	—	—
Receivable for investment securities sold	—	—	2,146,916	332,921
Income receivable	408,207	933,307	62,634	161,460
Receivable for fund shares sold	2,283,971	10,744,206	7,963,214	6,355,486
Other assets	97,071	117,327	70,451	39,329

Total Assets	925,505,946	917,279,427	254,666,206	233,111,183

LIABILITIES:
Collateral on securities loaned	252,193,018	259,251,074	60,348,898	59,710,863
Payable to Investment Advisor	541,579	527,790	152,428	145,580
Payable to Custodian	11,024	9,938	4,618,662	21,553
Payable for investment securities purchased	1,010,540	3,531,764	531,591	1,016,089
Payable for fund shares redeemed	153,462	387,844	222,832	140,236
Other accrued expenses	449,336	438,300	139,631	132,310
Total Liabilities	254,358,959	264,146,710	66,014,042	61,166,631

NET ASSETS	$671,146,987	$653,132,717	$188,652,164	$171,944,552

NET ASSETS CONSIST OF:
Capital stock	581,043,319	593,615,076	177,103,152	154,993,712
Unrealized appreciation on investments	103,904,100	50,638,406	13,966,186	18,034,023
Accumulated undistributed net investment loss	(3,448,904)	(391)	(1,669,123)	(701,295)
Accumulated undistributed net realized gain/(loss)	(10,351,528)	8,879,626	(748,051)	(381,888)

Total Net Assets	$671,146,987	$653,132,717	$188,652,164	$171,944,552

Shares outstanding (unlimited shares of no par value authorized)	67,461,018	58,104,741	19,974,176	12,842,706
Net asset value, offering and redemption price per share	$9.95	$11.24	$9.44	$13.39

[1] Includes loaned securities with a market value of	$242,719,143	$247,452,313	$57,624,197	$57,333,045

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
December 31, 2005 (Unaudited)

	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund
ASSETS:
Investments, at value (cost $522,732,096, $71,009,782, $193,976,394 and $835,391,434 respectively)[1]	$603,213,000	$93,320,091	$193,795,861	$833,963,857
Foreign currencies (cost $4,549,111, $0, $0 and $59,727, respectively)	4,486,558	—	—	60,023
Appreciation of forward foreign currency contracts	—	—	—	2,538
Cash	—	—	4,745	16,594,312
Cash held at broker for futures contracts	—	—	—	1,013,469
Receivable for investment securities sold	4,849,289	94,254	—	51,789,859
Income receivable	364,667	391,392	2,810,582	4,524,608
Receivable for fund shares sold	20,255,282	4,600,571	1,168,797	40,522,733
Other assets	86,752	41,175	26,954	87,329

Total Assets	633,255,548	98,447,483	197,806,939	948,558,728

LIABILITIES:
Variation margin on futures contracts	—	—	—	32,636
Collateral on securities loaned	95, 854, 486	22,748,618	—	175,594,109
Depreciation of forward foreign currency contracts	—	—	—	187,003
Payable to Investment Advisor	404,856	58,858	130,598	374,977
Payable to Custodian	10,452,591	1,533,090	3,718	20,792
Payable for investment securities purchased	8,978,243	231,055	1,590,909	167,313,430
Payable for fund shares redeemed	126,709	133,733	57,614	1,288,772
Other accrued expenses	319,261	71,796	159,233	427,971

Total Liabilities	116,136,146	24,777,150	1,942,072	345,239,690

NET ASSETS	$517,119,402	$73,670,333	$195,864,867	$603,319,038

NET ASSETS CONSIST OF:
Capital stock	428,764,305	51,267,861	196,283,485	608,779,397
Unrealized appreciation/(depreciation) on:
Investments	80,480,904	22,310,309	(180,533)	(1,430,063)
Foreign currencies	(62,553)	—	—	296
Futures contracts	—	—	—	152,856
Forward currency exchange contracts	—	—	—	(184,465)
Accumulated undistributed net investment income/(loss)	(3,212,295)	1,318,653	35,853	(513,531)
Accumulated undistributed net realized gain/(loss)	11,149,041	(1,226,490)	(273,938)	(3,485,452)

Total Net Assets	$517,119,402	$73,670,333	$195,864,867	$603,319,038

Shares outstanding (unlimited shares of no par value authorized)	40,843,303	4,599,930	18,032,987	65,277,249
Net asset value, offering and redemption price per share	$12.66	$16.02	$10.86	$9.24

[1] Includes loaned securities with a market value of	$91,989,908	$22,024,441	$—	$172,395,964

See notes to financial statements.

(This Page Intentionally Left Blank.)

AssetMark Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2005 (Unaudited)

	Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap
	Growth Fund	Value Fund	Growth Fund	Value Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $0, $,0 $0 and $17,907, respectively)	$2,189,301	$5,882,059	$293,029	$715,969
Interest income	249,442	378,604	100,297	151,437

Total investment income	2,438,743	6,260,663	393,326	867,406

EXPENSES:
Investment advisory fees	2,954,040	2,945,748	806,227	765,142
Distribution (12b-l) fees	788,577	775,197	212,165	191,286
Federal and state registration fees	93,499	94,352	43,621	44,708
Custody fees	32,344	28,491	14,996	22,285
Audit fees	16,698	16,848	14,132	14,675
Shareholder servicing fees	162,082	154,328	43,922	42,768
Fund accounting fees	35,311	35,103	11,699	10,621
Administration fees	104,782	103,806	27,769	25,352
Transfer agent fees and expenses	13,867	13,915	8,157	7,935
Reports to shareholders	12,482	12,260	5,467	3,715
Directors’ fees and expenses	15,745	16,003	4,422	4,359
Legal fees	39,945	41,255	11,611	11,493
Insurance fees	9,680	9,715	2,630	2,178
Payroll expense	3,339	3,259	902	777

Total expenses before fee waivers and/or expense reimbursements	4,282,391	4,250,280	1,207,720	1,147,294

Less securities lending credit (See Note 6)	(92,072)	(208,640)	(60,784)	(14,773)
Expenses recaptured by the Advisor (See Note 3)	—	—	—	72,855

Net expenses	4,190,319	4,041,640	1,146,936	1,205,376

Net investment income/(loss)	(1,751,576)	2,219,023	(753,610)	(337,970)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	2,277,199	15,373,634	12,492,852	3,848,629
Net change in unrealized appreciation on investments:	46,423,276	68,969	1,086,787	1,829,945

Net realized and unrealized gains	48,700,475	15,442,603	13,579,639	5,678,574

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,948,899	$17,661,626	$12,826,029	$5,340,604

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended December 31, 2005 (Unaudited)

	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $328,766, $1,526, $0 and $0, respectively)	$2,518,388	$1,806,674	$—	$109,152
Interest income	231,268	44,813	3,034,214	13,140,902

Total investment income	2,749,656	1,851,487	3,034,214	13,250,054

EXPENSES:
Investment advisory fees	2,212,559	361,173	719,501	2,147,320
Distribution (12b-l) fees	582,435	95,046	224,844	715,773
Federal and state registration fees	77,696	39,895	44,365	100,932
Custody fees	31,875	9,237	9,066	61,431
Audit fees	14,167	13,428	13,979	20,228
Shareholder servicing fees	117,460	25,464	47,941	154,060
Fund accounting fees	28,544	5,620	19,392	49,350
Administration fees	77,906	12,857	29,989	96,163
Transfer agent fees and expenses	11,816	6,909	8,383	13,250
Reports to shareholders	9,299	3,123	3,697	13,865
Directors’ fees and expenses	12,605	2,818	4,332	14,399
Legal fees	32,443	7,934	10,606	35,779
Insurance fees	7,038	1,288	2,655	8,795
Payroll expense	2,498	432	902	2,990

Total expenses before Advisor reimbursement	3,218,341	585,224	1,139,652	3,434,335

Less securities lending custody expense offset	(104,286)	(8,636)	—	(85,246)
Expenses recaptured/(reimbursed and/or waived) by the Advisor (See Note 3)	—	(10,117)	20,543	—

Net expenses	3,114,055	566,471	1,160,195	3,349,089

Net investment income/(loss)	(364,399)	1,285,016	1,874,019	9,900,965

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended December 31, 2005 (Unaudited)

	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Income Fixed
	Fund	Fund	Fund	Fund
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	$27,439,113	$1,738,511	$(52,036)	$(3,258,751)
Written options	—	—	—	247,280
Foreign currencies	(216,574)	—	—	(21,728)
Futures contracts	—	—	—	(1,321,700)
Swap contracts	—	—	—	(144,991)
Forward currency contracts	—	—	—	501,093

Total	27,222,539	1,738,511	(52,036)	(3,998,797)

Net change in unrealized appreciation/(depreciation) on:
Investments	44,756,785	1,319,374	(2,227,198)	(5,172,806)
Written options	—	—	—	155,405
Foreign currencies	(62,553)	—	—	13,440
Futures contracts	—	—	—	405,021
Swap contracts	—	—	—	38,633
Forward currency contracts	—	—	—	(670,749)

Total	44,694,232	1,319,374	(2,227,198)	(5,231,056)

Net realized and unrealized gain/(loss)	71,916,771	3,057,885	(2,279,234)	(9,229,853)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$71,552,372	$4,342,901	$(405,215)	$671,112

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth Fund		Large Cap Value Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	December 31,	June 30,	December 31,	June 30,
	2005	2005	2005	2005
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income/(loss)	$(1,751,576)	$(1,697,328)	$2,219,023	$3,251,577
Net realized gain/(loss) on investment transactions	2,277,199	(3,042,212)	15,373,634	11,347,262
Change in unrealized appreciation on investments	46,423,276	11,378,549	68,969	15,353,402

Net increase in net assets resulting from operations	46,948,899	6,639,009	17,661,626	29,952,241

CAPITAL SHARE TRANSACTIONS:
Shares sold	137,510,184	318,816,577	142,834,881	320,385,166
Shares issued to holders in reinvestment of dividends	—	—	10,739,627	8,172,447
Shares redeemed	(83,783,641)	(99,436,811)	(69,941,225)	(113,645,485)

Net increase	53,726,543	219,379,766	83,633,283	214,912,128

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	(4,087,194)	(2,137,173)
From net realized gains	—	—	(14,924,573)	(12,064,060)

Total dividends and distributions	—	—	(19,011,767)	(14,201,233)

INCREASE IN NET ASSETS	100,675,442	226,018,775	82,283,142	230,663,136

NET ASSETS:
Beginning of period	570,471,545	344,452,770	570,849,575	340,186,439

End of period (including undistributed net investment income of ($(3,448,904), $31,439, $(391) and $1,867,780, respectively)	$671,146,987	$570,471,545	$653,132,717	$570,849,575

CHANGES IN SHARES OUTSTANDING
Shares sold	14,166,209	35,501,955	12,473,422	29,366,301
Shares issued to holders in reinvestment of dividends	—	—	950,409	718,141
Shares redeemed	(8,723,556)	(11,104,342)	(6,104,007)	(10,341,351)

Net increase	5,442,653	24,397,613	7,319,824	19,743,091

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	December 31,	June 30,	December 31,	June 30,
	2005	2005	2005	2005
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment loss	$(753,610)	$(918,334)	$(337,970)	$(363,182)
Net realized gain on investment transactions	12,492,852	4,068,012	3,848,629	9,054,428
Change in unrealized appreciation on investments	1,086,787	115,208	1,829,945	3,701,966

Net increase in net assets resulting from operations	12,826,029	3,264,886	5,340,604	12,393,212

CAPITAL SHARE TRANSACTIONS:
Shares sold	58,851,422	83,978,187	55,865,834	79,733,516
Shares issued to holders in reinvestment of dividends	8,284,614	—	5,793,390	2,160,322
Shares redeemed	(24,278,214)	(25,861,400)	(14,627,561)	(58,244,707)

Net increase	42,857,822	58,116,787	47,031,663	23,649,131

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	—	—
From net realized gains/losses)	(15,602,948)	—	(11,531,340)	(3,887,396)

Total dividends and distributions	(15,602,948)	—	(11,531,340)	(3,887,396)

INCREASE IN NET ASSETS	40,080,903	61,381,673	40,840,927	32,154,947

NET ASSETS:
Beginning of period	148,571,261	87,189,588	131,103,625	98,948,678

End of period (including undistributed net investment income of ($(1,669,123), $0, $(701,295) and $0, respectively)	$188,652,164	$148,571,261	$171,944,552	$131,103,625

CHANGES IN SHARES OUTSTANDING
Shares sold	5,988,489	9,206,311	4,006,489	6,032,856
Shares issued to holders in reinvestment of dividends	871,148	—	430,415	156,319
Shares redeemed	(2,431,728)	(2,851,564)	(1,033,926)	(4,402,714)

Net increase	4,427,909	6,354,747	3,402,978	1,786,461

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Equity Fund		Real Estate Securities Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	December 31,	June 30,	December 31,	June 30,
	2005	2005	2005	2005
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income/(loss)	$(364,399)	$3,794,499	$1,285,016	$3,134,928
Net realized gain on investment transactions	27,222,539	24,407,090	1,738,511	8,401,087
Change in unrealized appreciation on investments	44,694,232	15,803,738	1,319,374	10,600,077
Net increase in net assets resulting from operations	71,552,372	44,005,327	4,342,901	22,136,092

CAPITAL SHARE TRANSACTIONS:
Shares sold	126,545,099	239,122,608	27,732,996	59,607,185
Shares issued to holders in reinvestment of dividends	23,536,325	2,533,958	5,420,395	2,928,904
Shares redeemed	(75,518,374)	(129,960,660)	(29,093,156)	(84,251,749)

Net increase	74,563,050	111,695,906	4,060,235	(21,715,660)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(5,758,870)	(1,968,196)	(1,276,459)	(2,660,912)
From net realized gains	(36,222,721)	(2,524,840)	(8,500,222)	(2,511,494)

Total dividends and distributions	(41,981,591)	(4,493,036)	(9,776,681)	(5,172,406)

INCREASE/(DECREASE) IN NET ASSETS	104,133,831	151,208,197	(1,373,545)	(4,751,974)

NET ASSETS:
Beginning of period	412,985,571	261,777,374	75,043,878	79,795,852

End of period (including undistributed net investment income of $(3,212,295), $2,496,575, $1,318, 653 and $0, respectively)	$517,119,402	$412,985,571	$73,670,333	$75,043,878

CHANGES IN SHARES OUTSTANDING
Shares sold	9,950,357	21,073,076	1,592,479	3,873,018
Shares issued to holders in reinvestment of dividends	1,847,435	210,987	337,719	180,240
Shares redeemed	(5,983,030)	(11,359,338)	(1,666,077)	(5,560,961)

Net increase/(decrease)	5,814,762	9,924,725	264,121	(1,507,703)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Tax-Exempt Fixed		Core Plus Fixed
	Income Fund		Income Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	December 31,	June 30,	December 31,	June 30,
	2005	2005	2005	2005
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$1,874,019	$2,110,020	$9,900,965	$9,635,029
Net realized gain/(loss) on investment transactions	(52,036)	(151,193)	(3,998,797)	6,570,977
Change in unrealized appreciation/(depreciation) on investments	(2,227,198)	2,247,303	(5,231,056)	6,699,702

Net increase/(decrease) in net assets resulting from operations	(405,215)	4,206,130	671,112	22,905,708

CAPITAL SHARE TRANSACTIONS:
Shares sold	59,284,655	109,425,741	213,854,767	326,583,212
Shares issued to holders in reinvestment of dividends	1,021,054	1,080,128	45,385,982	6,468,013
Shares redeemed	(19,718,260)	(35,359,324)	(80,947,595)	(120,921,040)

Net increase	40,587,449	75,146,545	178,293,154	212,130,185

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,862,220)	(2,109,378)	(9,967,239)	(10,299,353)
From net realized gains	—	—	(4,530,196)	(1,476,782)
Return of capital	—	—	(69,195,595)	—

Total dividends and distributions	(1,862,220)	(2,109,378)	(83,693,030)	(11,776,135)

INCREASE IN NET ASSETS	38,320,014	77,243,297	95,271,236	223,259,758

NET ASSETS:
Beginning of period	157,544,853	80,301,556	508,047,802	284,788,044

End of period (including undistributed net investment income of $35,853, $24,054, $(513,531) and $30,874, respectively)	$195,864,867	$157,544,853	$603,319,038	$508,047,802

CHANGES IN SHARES OUTSTANDING
Shares sold	5,436,411	9,973,046	20,681,142	30,715,066
Shares issued to holders in reinvestment of dividends	93,860	98,510	4,879,111	609,214
Shares redeemed	(1,808,793)	(3,226,517)	(7,640,494)	(11,391,944)

Net increase	3,721,478	6,845,039	17,919,759	19,932,336

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Large Cap Growth Fund
	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year ended
	2005		June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.20		$9.16	$7.59	$7.28	$10.00

Income from investment operations:
Net investment income/(loss)	(0.05)		(0.03)	(0.04)	—	(0.04)
Net realized and unrealized gains/(losses) on investments	0.80		0.07	1.61	0.31	(2.68)

Total from investment operations	0.75		0.04	1.57	0.31	(2.72)

Less distributions:
Dividends from net investment income	—		—	—	—	—
Dividends from net realized gains	—		—	—	—	—

Total distributions	—		—	—	—	—

Net asset value, end of period	$9.95		$9.20	$9.16	$7.59	$7.28

Total return	8.15	%(1)	0.44%	20.69%	4.26%	-27.20%

Supplemental data and ratios:
Net assets, end of period	$671,146,987		$570,471,545	$344,452,770	$118,363,326	$49,664,714

Ratio of expenses to average net assets
Before Expense Reimbursement, including Recapture	1.36	%(2)	1.39%	1.51%	1.63%	1.75%
After Expense Reimbursement/Recapture and Securities Lending Credit	1.33	%(2)	1.37%	1.49%	1.49%	1.49%

Ratio of net investment income/(loss) to average net assets
Before Expense Reimbursement, including Recapture	-0.58	%(2)	-0.41%	-0.83%	-0.84%	-1.19%
After Expense Reimbursement/Recapture	-0.55	%(2)	-0.39%	-0.81%	-0.70%	-0.93%

Portfolio turnover rate	11.90%		21.63%	24.66%	30.47%	82.84%

(1)	Not annualized.

(2)	Annualized.
See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Large Cap Value Fund
	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year ended
	2005		June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$11.24		$10.96	$8.78	$9.20	$10.00

Income from investment operations:
Net investment income	0.04		0.07	0.05	0.06	0.05
Net realized and unrealized gains/(losses) on investments	0.30		0.56	2.15	(0.43)	(0.82)

Total from investment operations	0.34		0.63	2.20	(0.37)	(0.77)

Less distributions:
Dividends from net investment income	(0.07)		(0.05)	(0.02)	(0.04)	(0.03)
Dividends from net realized gains	(0.27)		(0.30)	—	(0.01)	—

Total distributions	(0.34)		(0.35)	(0.02)	(0.05)	(0.03)

Net asset value, end of period	$11.24		$11.24	$10.96	$8.78	$9.20

Total return	2.99	%(1)	5.69%	25.12%	-3.89%	-7.76%

Supplemental data and ratios:
Net assets, end of period	$653,132,717		$570,849,575	$340,186,439	$117,847,247	$53,317,327

Ratio of expenses to average net assets
Before Expense Reimbursement, including Recapture	1.37	%(2)	1.38%	1.51%	1.61%	1.78%
After Expense Reimbursement/Recapture and Securities Lending Credit	1.30	%(2)	1.33%	1.49%	1.49%	1.49%

Ratio of net investment income/(loss) to average net assets
Before Expense Reimbursement, including Recapture	0.65	%(2)	-0.67%	0.47%	0.56%	0.28%
After Expense Reimbursement/Recapture	0.72	%(2)	-0.72%	0.49%	0.68%	0.57%

Portfolio turnover rate	10.99%		20.06%	26.27%	49.79%	94.61%

(1)	Not annualized.

(2)	Annualized.
See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Growth Fund
	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year ended
	2005		June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.56		$9.49	$7.64	$7.20	$10.00

Income from investment operations:
Net investment loss	(0.08)		(0.06)	(0.06)	—	(0.06)
Net realized and unrealized gains/(losses) on investments	0.81		0.13	1.91	0.44	(2.74)

Total from investment operations	0.73		0.07	1.85	0.44	(2.80)

Less distributions:
Dividends from net investment income	—		—	—	—	—
Dividends from net realized gains	(0.85)		—	—	—	—

Total distributions	(0.85)		—	—	—	—

Net asset value, end of period	$9.44		$9.56	$9.49	$7.64	$7.20

Total return	7.71	%(1)	0.74%	24.21%	6.11%	-28.00%

Supplemental data and ratios:
Net assets, end of period	$188,652,164		$148,571,261	$87,189,588	$31,520,846	$12,917,171

Ratio of expenses to average net assets
Before Expense Reimbursement, including Recapture	1.42	%(2)	1.54%	1.61%	2.01%	2.30%
After Expense Reimbursement/Recapture and Securities Lending Credit	1.35	%(2)	1.50%	1.57%	1.59%	1.59%

Ratio of net investment loss to average net assets
Before Expense Reimbursement, including Recapture	-0.96	%(2)	-0.85%	-0.97%	-1.78%	-2.01%
After Expense Reimbursement/Recapture	-0.89	%(2)	-0.81%	-0.93%	-1.36%	-1.30%

Portfolio turnover rate	119.57%		99.09%	56.19%	19.02%	51.57%

(1)	Not annualized.

(2)	Annualized.
See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund
	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year ended
	2005		June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$13.89		$12.93	$10.13	$10.15	$10.00

Income from investment operations:
Net investment loss	(0.06)		(0.04)	(0.04)	—	(0.02)
Net realized and unrealized gains/(losses) on investments	0.52		1.40	2.84	(0.02)	0.17

Total from investment operations	0.46		1.36	2.80	(0.02)	0.15

Less distributions:
Dividends from net investment income	—		—	—	—	—
Dividends from net realized gains	(0.96)		(0.40)	—	—	—

Total distributions	(0.96)		(0.40)	—	—	—

Net asset value, end of period	$13.39		$13.89	$12.93	$10.13	$10.15

Total return	3.31	%(1)	10.56%	27.64%	-0.20%	1.50%

Supplemental data and ratios:
Net assets, end of period	$171,944,552		$131,103,625	$98,948,678	$29,703,370	$13,311,184

Ratio of expenses to average net assets
Before Expense Reimbursement, including Recapture	1.59	%(2)	1.61%	1.66%	2.20%	2.40%
After Expense Reimbursement/Recapture and Securities Lending Credit	1.57	%(2)	1.59%	1.56%	1.59%	1.59%

Ratio of net investment loss to average net assets
Before Expense Reimbursement, including Recapture	-0.46	%(2)	-0.32%	-0.53%	-0.97%	-1.14%
After Expense Reimbursement/Recapture	-0.44	%(2)	-0.30%	-0.43%	-0.36%	-0.33%

Portfolio turnover rate	32.62%		92.42%	82.83%	64.32%	84.19%

(1)	Not annualized.

(2)	Annualized.
See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	International Equity Fund
	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year ended
	2005		June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$11.79		$10.43	$8.22	$8.96	$10.00

Income from investment operations:
Net investment income	—		0.10	0.08	0.09	0.03
Net realized and unrealized gains/(losses) on investments	1.99		1.40	2.17	(0.80)	(1.07)

Total from investment operations	1.99		1.50	2.25	(0.71)	(1.04)

Less distributions:
Dividends from net investment income	(0.15)		(0.06)	(0.04)	(0.03)	—
Dividends from net realized gains	(0.97)		(0.08)	—	—	—

Total distributions	(1.12)		(0.14)	(0.04)	(0.03)	—

Net asset value, end of period	$12.66		$11.79	$10.43	$8.22	$8.96

Total return	16.83	%(1)	14.37%	27.40%	-7.92%	-10.40%

Supplemental data and ratios:
Net assets, end of period	$517,119,402		$412,985,571	$261,777,374	$76,915,396	$57,301,398

Ratio of expenses to average net assets
Before Expense Reimbursement, including Recapture	1.38	%(2)	1.38%	1.53%	1.60%	1.71%
After Expense Reimbursement/Recapture and Securities Lending Credit	1.34	%(2)	1.33%	1.47%	1.59%	1.59%

Ratio of net investment income/(loss) to average net assets
Before Expense Reimbursement, including Recapture	-0.20	%(2)	1.01%	0.56%	0.97%	0.36%
After Expense Reimbursement/Recapture	-0.16	%(2)	1.06%	0.62%	0.99%	0.48%

Portfolio turnover rate	44.75%		80.32%	60.74%	148.87%	76.83%

(1)	Not annualized.

(2)	Annualized.
See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Real Estate Securities Fund
	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year ended
	2005		June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$17.31		$13.66	$11.27	$11.18	$10.00

Income from investment operations:
Net investment income	0.60		0.59	0.56	0.56	0.46
Net realized and unrealized gains/(losses) on investments	0.56		3.89	2.15	(0.06)	0.97

Total from investment operations	1.16		4.48	2.71	0.50	1.43

Less distributions:
Dividends from net investment income	(0.32)		(0.43)	(0.32)	(0.33)	(0.25)
Dividends from net realized gains	(2.13)		(0.40)	—	(0.08)	—

Total distributions	(2.45)		(0.83)	(0.32)	(0.41)	(0.25)

Net asset value, end of period	$16.02		$17.31	$13.66	$11.27	$11.18

Total return	6.69	%(1)	33.22%	24.24%	4.87%	14.60%

Supplemental data and ratios:
Net assets, end of period	$73,670,333		$75,043,878	$79,795,852	$26,188,608	$14,186,721

Ratio of expenses to average net assets
Before Expense Reimbursement, including Recapture	1.51	%(2)	1.51%	1.56%	2.02%	2.28%
After Expense Reimbursement/Recapture and Securities Lending Credit	1.49	%(2)	1.49%	1.49%	1.49%	1.49%

Ratio of net investment income to average net assets
Before Expense Reimbursement, including Recapture	3.36	%(2)	3.47%	4.14%	4.61%	4.36%
After Expense Reimbursement/Recapture	3.38	%(2)	3.49%	4.20%	5.14%	5.15%

Portfolio turnover rate	24.30%		77.64%	24.30%	28.71%	68.04%

(1)	Not annualized.

(2)	Annualized.
See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Tax-Exempt Fixed Income Fund
	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year ended
	2005		June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$11.01		$10.75	$11.05	$10.46	$10.00

Income from investment operations:
Net investment income	0.11		0.20	0.17	0.22	0.18
Net realized and unrealized gains (losses) on investments	(0.15)		0.26	(0.28)	0.59	0.46

Total from investment operations	(0.04)		0.46	(0.11)	0.81	0.64

Less distributions:
Dividends from net investment income	(0.11)		(0.20)	(0.17)	(0.22)	(0.18)
Dividends from net realized gains	—		—	(0.02)	—	—

Total distributions	(0.11)		(0.20)	(0.19)	(0.22)	(0.18)

Net asset value, end of period	$10.86		$11.01	$10.75	$11.05	$10.46

Total return	-0.37	%(1)	4.29%	-1.01%	7.78%	6.47%

Supplemental data and ratios:
Net assets, end of period	$195,864,867		$157,544,853	$80,301,556	$26,100,100	$14,088,545

Ratio of expenses to average net assets
Before Expense Reimbursement, including Recapture	1.29	%(2)	1.33%	1.41%	1.82%	2.28%
After Expense Reimbursement/Recapture and Securities Lending Credit	1.29	%(2)	1.29%	1.29%	1.29%	1.29%

Ratio of net investment income/(loss) to average net assets
Before Expense Reimbursement, including Recapture	2.08	%(2)	1.90%	1.65%	1.66%	1.42%
After Expense Reimbursement/Recapture	2.08	%(2)	1.94%	1.77%	2.19%	2.41%

Portfolio turnover rate	9.31%		30.05%	18.90%	19.18%	11.02%

(1)	Not annualized.

(2)	Annualized.
See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Core Plus Fixed Income Fund
	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year ended
	2005		June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.73		$10.38	$10.71	$10.15	$10.00

Income from investment operations:
Net investment income	0.07		0.25	0.36	0.48	0.45
Net realized and unrealized gains/(losses) on investments	(0.07)		0.41	(0.34)	0.56	0.15

Total from investment operations	—		0.66	0.02	1.04	0.60

Less distributions:
Dividends from net investment income	(0.18)		(0.27)	(0.35)	(0.48)	(0.45)
Dividends from net realized gains	(0.08)		(0.04)	—	—	—
Return of capital	(1.23)		—	—	—	—

Total distributions	(1.49)		(0.31)	(0.35)	(0.48)	(0.45)

Net asset value, end of period	$9.24		$10.73	$10.38	$10.71	$10.15

Total return	-0.02	%(1)	6.47%	0.21%	10.47%	6.03%

Supplemental data and ratios:
Net assets, end of period	$603,319,038		$508,047,802	$284,788,044	$110,280,032	$52,817,274

Ratio of expenses to average net assets
Before Expense Reimbursement, including Recapture	1.20	%(2)	1.24%	1.29%	1.41%	1.62%
After Expense Reimbursement/Recapture and Securities Lending Credit	1.17	%(2)	1.20%	1.29%	1.29%	1.29%

Ratio of net investment income/(loss) to average net assets
Before Expense Reimbursement, including Recapture	3.43	%(2)	2.51%	3.71%	4.69%	5.04%
After Expense Reimbursement/Recapture	3.46	%(2)	2.55%	3.71%	4.81%	5.37%

Portfolio turnover rate	175.42%		471.24%	11.82%	52.99%	39.01%

(1)	Not annualized.

(2)	Annualized.
See notes to financial statements.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (Unaudited)
1.	Organization

AssetMark Funds (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated January 2, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with eight non-diversified funds (the “Funds”): AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds commenced operations on June 29, 2001.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a)	Investment Valuation

Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADR’s are priced with an evaluated price, derived from the price of the ADR’s underlying foreign security.

Investments in open-end investment companies are valued at the closing net asset value per share of each mutual fund on the day of valuation.

Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a fund calculates net asset value will be valued at their fair market value as determined under the Valuation Committee.

(b)	Repurchase Agreements

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Funds’ Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Core Plus Fixed Income Fund entered into repurchase agreements during the period ended December 31, 2005. For all funds engaged in securities lending, portions of cash collateral for securities on loan were invested in repurchase agreements at December 31, 2005.

(c)	Federal Income Taxes

The Funds intend to continue to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2005 (Unaudited)
(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

(f)	Expenses

Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust based on relative net assets.

(g)	Security Transaction and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

(h)	Distributions to Shareholders

The Funds, with the exception of the Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund, will distribute any net investment income at least annually. The Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund will distribute any net investment income quarterly.

All of the Funds will distribute any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(i)	Derivatives

Each Fund may invest in derivative securities including call and put options, futures, forward currency contracts and swaps and may be used by a Fund for hedging purposes as well as direct investment.

Forward Currency Contracts

The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Options

The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions, but will only engage in option strategies for non-speculative purposes. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2005 (Unaudited)
period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option.

A purchaser (holder) of a put option pays a nonrefundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked price.

Futures

Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

Futures contracts are valued at the daily quoted settlement prices.

Swaps

The Core Plus Fixed Income Fund entered into credit default swaps. Credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security or basket of securities. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Credit default swaps involve transferring the credit exposure of fixed income products between parties. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the product. By doing this, the risk of default is transferred from the holder of the fixed income security to the seller of the swap.

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

(j)	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2005 (Unaudited)
(k)	Restricted Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund.

(l)	Short Sales

Although not currently part of any of the Fund’s investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities.

(m)	Trustee Compensation

For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $30,000 per year and $2,500 per in-person meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. Telephonic meeting fees are determined according to length of the meeting as follows: $1,000 for one to two hours, $1,500 for two to three hours and $2,500 for three hours or longer. The interested persons who serve as Trustees of the Trust receive no compensation for their service as Trustees.
3.	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with AssetMark Investment Services, Inc. (the “Advisor”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	0.95%
Large Cap Value Fund	0.95%
Small/Mid Cap Growth Fund	0.95%
Small/Mid Cap Value Fund	1.00%
International Equity Fund	0.95%
Real Estate Securities Fund	0.95%
Tax-Exempt Fixed Income Fund	0.80%
Core Plus Fixed Income Fund	0.75%
In addition, the Trust and Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to: (1) waive 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $6 billion, and an additional 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $12 billion; and (2) waive portions of its advisory fee to the extent necessary to pass on certain breakpoints in the underlying sub-advisory fee arrangements that are reached as Fund assets grow.
The Advisor has agreed to waive, through October 31, 2006, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	1.49%
Large Cap Value Fund	1.49%
Small/Mid Cap Growth Fund	1.59%
Small/Mid Cap Value Fund	1.59%
International Equity Fund	1.59%
Real Estate Securities Fund	1.49%
Tax-Exempt Fixed Income Fund	1.29%
Core Plus Fixed Income Fund	1.29%
Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2005 (Unaudited)

Year of Expiration
	6/30/06	6/30/07	6/30/08
Large Cap Growth Fund	—	—	—
Large Cap Value Fund	—	—	—
Small/Mid Cap Growth Fund	—	—	—
Small/Mid Cap Value Fund	—	—	—
International Equity Fund	—	—	—
Real Estate Securities Fund	$90,626	$29,252	—
Tax-Exempt Fixed Income Fund	82,269	59,111	$41,084
Core Plus Fixed Income Fund	—	—	—
As of December 31, 2005, the Tax-Exempt Fixed Income Fund is recouping waived or reimbursed expenses. As of December 31, 2005, the Large Cap Growth Fund, Large Cap Value Fund, Small/MidCap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund and Core Plus Fixed Income Fund have recouped all potential recoverable waived or reimbursed expenses. The Advisor is still waving expenses in the Real Estate Securities Fund to keep this fund at the expense cap.
Sub-advisory services are provided to the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates the sub-advisors based on each Fund’s average daily net assets.
4.	Distribution Plan

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons who provide support services in connection with the distribution of the Funds’ shares and servicing of the Funds’ shareholders. AssetMark Capital Corporation, an affiliate of the Advisor, serves as principal underwriter and distributor for the Funds. Quasar Distributors, LLC serves as sub-distributor for the Funds. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

5.	Service and Custody Agreements

The Trust has entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

6.	Securities Lending

Effective July 1, 2003 the Funds entered into a securities lending arrangement with U.S. Bank, N.A. (the “Custodian”). Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to brokers, 65% of the net securities lending revenue shall be solely paid as credits to the Funds to be used as an offset against custody costs and other charges incurred by the Funds from the custodian, administration, fund accounting and transfer agent fees and shall not, in any event, be paid as cash to the Funds. The Custodian shall be paid a fee for administering a securities lending program for the Funds, equal to the remaining 35% of the net securities lending revenues generated under the agreement. Prior to June 1, 2004, the allocation rate was 60% for the Fund and 40% for the Custodian.

As of December 31, 2005, the values of securities loaned and collateral held were as follows:

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2005 (Unaudited)

	Market Value
	of Securities
	Loaned	Collateral
Large Cap Growth Fund	$242,719,143	$252,193,018
Large Cap Value Fund	247,452,313	259,251,074
Small/Mid Cap Growth Fund	57,624,197	60,348,898
Small/Mid Cap Value Fund	57,333,045	59,710,863
International Equity Fund	91,989,908	95,854,486
Real Estate Securities Fund	22,024,441	22,748,618
Core Plus Fixed Income Fund	172,395,964	175,594,109
7.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the year ended December 31, 2005 are summarized below.

	Purchases	Sales
Large Cap Growth Fund	$123,759,841	$72,557,272
Large Cap Value Fund	135,978,480	64,749,183
Small/Mid Cap Growth Fund	222,752,538	195,682,667
Small/Mid Cap Value Fund	81,496,074	47,265,867
International Equity Fund	241,997,632	201,212,878
Real Estate Securities Fund	17,679,910	23,358,217
Tax-Exempt Fixed Income Fund	80,975,366	41,817,302
Core Plus Fixed Income Fund*	933,960,534	859,821,326

*	Included in these amounts were $177,812,755 of purchases and $194,949,964 of sales of U.S. Government Securities.
8.	Option Contracts Written

The Core Plus Fixed Income Fund is currently the only Fund writing option contracts. The premium amount and number of option contracts written during the six months ended December 31, 2005, were as follows:

	Amount of	Number of
	Premiums	Contracts
Outstanding at 6/30/05	$146,907	527
Options written	254,154	459
Options expired	(126,681)	(396)
Options exercised	—	—
Options closed	(274,380)	(590)

Outstanding at 12/31/05	$—	—

9.	Other Tax Information

The Funds intend to utilize provisions of the Federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. Capital loss carryforwards available for Federal income tax purposes are as follows:

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2005 (Unaudited)

Capital losses expiring:
	6/30/10	6/30/11
Large Cap Growth Fund	$858,517	$1,841,558
Large Cap Value Fund	—	—
Small/Mid Cap Growth Fund	—	—
Small/Mid Cap Value Fund	—	—
International Equity Fund	—	—
Real Estate Securities Fund	—	—
Tax-Exempt Fixed Income Fund	—	—
Core Plus Fixed Income Fund	—	—

	6/30/12	6/30/13
Large Cap Growth Fund	$5,919,955	$2,383,611
Large Cap Value Fund	—	—
Small/Mid Cap Growth Fund	—	—
Small/Mid Cap Value Fund	—	—
International Equity Fund	—	—
Real Estate Securities Fund	—	—
Tax-Exempt Fixed Income Fund	16,163	128,240
Core Plus Fixed Income Fund	—	—
Additionally, at June 30, 2005, the Funds deferred on a tax basis post-October losses as follows:

Large Cap Growth Fund	—
Large Cap Value Fund	—
Small/Mid Cap Growth Fund	—
Small/Mid Cap Value Fund	—
International Equity Fund	—
Real Estate Securities Fund	—
Tax-Exempt Fixed Income Fund	$77,500
Core Plus Fixed Income Fund	—
The tax components of distributions paid during the fiscal years ended June 30, 2005 and 2004 are as follows:

	June 30, 2005
	Ordinary		Long-Term
	Income		Capital Gains
	Distributions		Distributions
Large Cap Growth Fund	—		—
Large Cap Value Fund	$8,777,820		$5,423,413
Small/Mid Cap Growth Fund	—		—
Small/Mid Cap Value Fund	2,534,052		1,353,344
International Equity Fund	1,968,196		2,524,840
Real Estate Securities Fund	4,018,059		1,154,347
Tax-Exempt Fixed Income Fund	2,109,378	*	—
Core Plus Fixed Income Fund	10,299,353		1,476,782

*	Contains $2,109,378 of tax-exempt income.

	June 30, 2004
	Ordinary		Long-Term
	Income		Capital Gains
	Distributions		Distributions
Large Cap Growth Fund	—		—
Large Cap Value Fund	$546,348		—
Small/Mid Cap Growth Fund	—		—
Small/Mid Cap Value Fund	—		—
International Equity Fund	595,314		—
Real Estate Securities Fund	1,258,850		—
Tax-Exempt Fixed Income Fund	927,767	*	$61,398
Core Plus Fixed Income Fund	6,979,005		—

*	Contains $902,285 of tax-exempt income.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2005 (Unaudited)
     At June 30, 2005, the components of distributable earnings/accumulated losses on a tax basis were as follows:

	Large Cap	Large Cap	Small/Mid	Small/Mid	International	Real Estate	Tax-Exempt	Core Plus
	Growth	Value	Cap Growth	Cap Value	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Cost of investments	$740,158,544	$735,635,107	$187,684,716	$160,908,414	$509,965,077	$82,628,151	$152,904,172	$734,811,766

Gross unrealized appreciation	79,715,028	76,117,601	16,376,529	18,522,134	46,184,256	21,671,569	2,353,552	6,396,926
Gross unrealized depreciation	(23,827,851)	(25,942,688)	(3,791,840)	(4,104,627)	(12,967,021)	(778,935)	(306,887)	(2,734,616)

Net unrealized appreciation	$55,887,177	$50,174,913	$12,584,689	$14,417,507	$33,217,235	$20,892,634	$2,046,665	$3,662,310

Undistributed tax-exempt ordinary income	$—	$—	$—	$—	$—	$—	$24,054	$—
Undistributed ordinary income	—	8,584,024	—	3,717,202	15,709,748	1,749,614	—	3,241,688
Undistributed long-term capital gain	—	2,108,845	2,659,576	5,006,933	9,853,108	5,194,104	—	1,293,014

Total distributable earnings	$—	$10,692,869	$2,659,576	$8,724,135	$25,562,856	$6,943,718	$24,054	$4,534,702

Other accumulated gains/(losses)	$(11,003,641)	$—	$—	$—	$—	$(100)	$(221,903)	$172,863

Total distributable earnings	$44,883,536	$60,867,782	$15,244,265	$23,141,642	$58,780,091	$27,836,252	$1,848,816	$8,369,875

AssetMark Funds
ADDITIONAL INFORMATION
December 31, 2005 (Unaudited)
1.	Investment Advisory Agreement Disclosure (Unaudited)

At in-person meetings held on September 8, 2005 and December 5, 2005, the Board of Trustees of AssetMark Funds considered and approved five new sub-advisory agreements (“Sub-Advisory Agreements”) for individual series of the Trust (each, a “Fund”).

The Funds are managed using a “manager of managers” structure that generally involves the use of one or more sub-advisors to manage allocated portions of a Fund’s portfolio. Under this structure, the Fund’s investment advisor, AssetMark Investment Services, Inc. (the “Advisor”), is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining or replacing sub-advisors. The Board of Trustees is engaged in monitoring this process in connection with quarterly meetings held throughout the year and, under the manager of managers structure, all parties understand that sub-advisors are being monitored and evaluated, and are subject to replacement, at all times.

In preparation for each meeting, the Trustees requested, received and considered information relevant to their consideration of each Sub-Advisory Agreement. The information, the material factors considered, and the conclusions that formed the basis of the Board’s approval of each Sub-Advisory Agreement are set forth below. In deciding to approve each Sub-Advisory Agreement, the Trustees did not identify any particular information or any single factor or conclusion that was controlling. This summary describes, in the case of each Sub-Advisory Agreement, the most important, but not all, of the matters considered.

The Sub-Advisory Agreements

Nicholas-Applegate Capital Management

On September 8, 2005, the Board of Trustees appointed Nicholas-Applegate Capital Management (“Nicholas-Applegate”) to replace TCW Investment Management Company (“TCW”) as one of the sub-advisors to the AssetMark Small/Mid Cap Growth Fund. Nicholas-Applegate, founded in 1984, manages assets for individual and institutional investors, including corporate and government retirement plans, foundations, endowments, and mutual fund families.

Western Asset Management Company Limited

On September 8, 2005, the Board of Trustees approved a sub-advisory agreement between the Advisor and Western Asset Management Company Limited (“WAML”). WAML is an affiliate of Western Asset Management Company, one of the sub-advisors that currently manages a portion of the AssetMark Core Plus Fixed Income Fund. WAML is an affiliate based in the United Kingdom that has certain expertise in dealing with foreign securities. The Board approved this sub-advisory agreement with WAML with the intention of utilizing WAML’s specialized expertise in managing the Core Plus Fixed Income Fund.

Loomis, Sayles & Company, L.P.

On December 5, 2005, the Board of Trustees appointed Loomis, Sayles & Company, L.P. (“Loomis”) to act as a third sub-advisor to the AssetMark Large Cap Growth Fund in addition to TCW Investment Management Company and Atlanta Capital Management. Loomis is a Boston, Massachusetts-based investment management company, which is owned by IXIS Asset Management North America, L.P., which is part of IXIS Asset Management Group, the asset management arm of Groupe Caisse d’Epargne. Loomis offers an array of investment strategies in both the equity and fixed income asset classes.

NFJ Investment Group, L.P.

On December 5, 2005, the Board of Trustees appointed NFJ Investment Group, L.P. (“NFJ”) to act as a third sub-advisor to the AssetMark Large Cap Value Fund in addition to Brandes Asset Management and Davis Selected Advisors. NFJ is a Dallas, Texas-based investment management company, which is a wholly owned subsidiary of Allianz Global Investors U.S. Equities LLC, a wholly-owned subsidiary of Allianz Global Investors of America L.P. NFJ’s primary business is to provide investment advisory and sub-advisory services to individuals, institutions and mutual funds.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
December 31, 2005 (Unaudited)
Copper Rock Capital Partners, L.P.

On December 5, 2005, the Board of Trustees re-approved the Sub-Advisory Agreement between Copper Rock Capital Partners, L.P. (“Copper Rock”) and the Advisor, on behalf of the AssetMark Small/Mid Cap Growth Fund. On May 25, 2005, the Board had approved a sub-advisory agreement with Copper Rock. It was expected that Copper Rock would experience a change in its ownership structure that would operate to terminate the existing sub-advisory agreement. In anticipation of the expected ownership change, at the meeting of the Board of Trustees held on December 5, 2005, the Board of Trustees approved a new sub-advisory agreement between AssetMark and Copper Rock to take effect following the ownership change in order to ensure that Copper Rock could continued to manage its allocated portion of the Fund’s portfolio with no interruption or reduction in the level of service provided. The terms of the sub-advisory agreements, including the fees to be paid thereunder, are identical in all material respects.

The Approval Process

Materials Reviewed

In connection with their consideration of each Sub-Advisory Agreement, the Trustees, with assistance from independent counsel, specifically requested and were furnished with various materials in advance of the meetings for purposes of their review. The materials provided to the Board of Trustees related to, among other things: (a) the terms and conditions of each Sub-Advisory Agreement; (b) the nature, quality and scope of the services to be provided by each Sub-Advisor, as well as the fees charged for such services; (c) investment performance information compared to industry peer groups as well as other Sub-Advisor client accounts; (d) comparative subadvisory fee information; (e) information regarding the Sub-Advisor’s personnel, operations, financial position and business operations; and (f) information regarding the Sub-Advisor’s brokerage and compliance practices.

Review Process

The Trustees received assistance and advice regarding legal and industry standards from both independent counsel and from counsel to the Trust, which included detailed descriptions of the Trustees’ legal duties and obligations in considering the approval of each Sub-Advisory Agreement. The Independent Trustees discussed the renewal of each Sub-Advisory Agreement in communications prior to each meeting and, during the course of each meeting, in private sessions with independent counsel, at which no representatives of the Advisor were present.

Factors Considered

The Board of Trustees considered and reached conclusions on a number of factors it deemed relevant in making the decisions to renew the Sub- Advisory Agreements. In so doing, the Trustees considered the Advisor’s active role as a “manager of managers,” which includes, among other responsibilities, seeking to identify and engage high-quality sub-advisors to perform services for the Funds through a detailed search and evaluation process conducted with the assistance of experienced consultants, monitoring and evaluating the performance of the Sub-Advisors, recommending that Sub-Advisors not performing as expected be replaced, and negotiating advantageous fee arrangements that could permit the Funds to realize economies of scale without compromising the quality of services. Descriptions of these factors and the conclusions reached by the Board with respect to each are described below.

Nature, Extent, and Quality of Services. The Trustees considered each Sub-Advisor’s investment management process, including: (a) the experience, capability and integrity of the Sub-Advisor’s management and other personnel; (b) the financial position of the Sub-Advisor; (c) the quality and commitment of the Sub-Advisor’s regulatory and legal compliance policies, procedures and systems; and (d) the Sub-Advisor’s brokerage practices. The Trustees concluded that the nature, extent, and quality of the services provided by each Sub-Advisor were likely to benefit the relevant Fund and its shareholders.

Investment Performance. At the time of the Board’s consideration of each Sub-Advisory Agreement, the sub-advisors, with the exception of Copper Rock, had, of course, not commenced managing the Funds. While there was therefore no

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
December 31, 2005 (Unaudited)
record of each sub-advisor’s specific performance with respect to the Funds, the Board was provided with, and considered, performance information for other accounts managed by each sub-advisor that have similar investment objectives and policies. The Trustees also considered the Sub-Advisors’ investment performance relative to benchmark indices. The Trustees concluded that each Sub-Advisor’s performance record supported the approval of the applicable Sub-Advisory Agreement.

Sub-Advisory Fees and Economies of Scale. The Trustees considered the proposed fee schedule for each Sub-Advisor. In the case of WAML, the Board of Trustees considered that no advisory fee would be paid, as WAML would be compensated from the fees paid to its affiliate, Western Asset Management Company, a sub-advisor to the AssetMark Core Plus Fixed Income Fund. The Trustees also considered individual reports prepared for each Sub-Advisor containing comparative information regarding fees. In order to consider comparative advisory fees, the Trustees generally compare the fees in the Sub-Advisory Agreements to a peer group that contains funds with similar investment objectives and policies. The peer group for reach Fund is selected by an independent, nationally recognized, third-party data service in order to ensure that the Trustees are provided with objective data with which to conduct their analyses. The Trustees considered that breakpoints in certain of the Sub-Advisory Agreement fee schedules represented potential economies of scale that could be shared with Fund shareholders.

Ancillary Benefits. The Trustees considered other benefits received by each Sub-Advisor that might be a result of its relationship with the Funds, including the receipt of research from brokers.

Conclusions

Based on their full evaluation of the relevant factors, the Board and the Independent Trustees concluded that each of the factors above favored approval of each Sub-Advisory Agreement. The Board and the Independent Trustees also concluded that each Sub-Advisory fee is reasonable; and that the approval of each Sub-Advisory Agreement is in the best interests of each Fund and its shareholders.

2.	Shareholder Notification of Federal Tax Status (Unaudited)

The Large Cap Value Fund, Small/Mid Cap Value Fund and Core Plus Fixed Income Fund designates 53 percent, 22 percent and 1 percent, respectively, of dividends declared during the fiscal year ended June 30, 2005 as dividends qualifying for the dividends received deduction available to corporate shareholders.

The Large Cap Value Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund and Core Plus Fixed Income Fund designates 58 percent, 24 percent, 77 percent, 3 percent and 1 percent, respectively, of dividends declared from net investment income during the fiscal year ended June 30, 2005 as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
December 31, 2005 (Unaudited)
3.	Foreign Tax Credit (Unaudited)

For the year ended June 30, 2005, the International Equity Fund earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Austria	$410,602	$119,229
Australia	324,687	1,546
Belgium	352,032	88,008
Brazil	262,031	9,850
Canada	76,258	11,446
China	48,426	0
Finland	41,243	6,221
France	1,484,103	214,450
Germany	986,822	202,585
Greece	138,959	0
Hong Kong	742,685	79,544
India	119,959	0
Indonesia	1,874	287
Ireland	2,732	0
Israel	24,376	4,493
Italy	401,183	104,443
Japan	796,038	76,057
Liberia	55,484	0
Mexico	97,524	0
Netherlands	121,578	30,352
Peru	8,270	339
Russia	33,948	5,009
Singapore	35,668	0
South Africa	82,907	1,652
South Korea	4,072	672
Spain	195,196	29,279
Sweden	719,263	99,391
Switzerland	270,493	42,613
Taiwan	66,189	1,217
Thailand	114,338	23,273
United Kingdom	1,398,240	0
USA	4,351	0

Total	$9,421,532	$1,151,957

4.	Core Plus Fixed Income Fund-Return of Capital

The AssetMark Core Plus Fixed Income Fund made a distribution of $1.40842 per share on December 29, 2005. It was subsequently determined that this distribution, for book purposes, consisted of $0.10127 of ordinary income, $0.08032 of gains from sale of securities, and $1.22683 of return of principal. Shareholders received a notification to clarify the actual components of the December distribution.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
December 31, 2005 (Unaudited)
Shareholders who hold shares in taxable accounts received an amended Form 1099-DIV for the 2005 calendar year. The tax treatment of the December distribution may differ from the book treatment used to calculate the source of the Fund’s distributions as shown above. Taxable investors should refer to amended Form 1099-DIV when filing tax returns. Since each shareholder’s tax situation is unique, please consult your tax advisor as to the appropriate treatment of Fund distributions.

5.	Disclosure Regarding Fund Trustees and Officers (Unaudited)

				# of
				Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions
Independent Trustees

R. Thomas DeBerry, 64	Trustee	Indefinite Term	President, DeBerry Consulting (a	8	None
c/o AssetMark		since January	a securities consulting firm) (1988-present);
Investment Services, Inc.		2001.	Director, Investment Manager Services
2300 Contra Costa			Division of Resources Trust Company
Boulevard, Suite 425			(1998-2000).
Pleasant Hill, CA 94523

William J. Klipp, 49	Trustee	Indefinite Term	Retired; President and Chief Operating	8	Trustee of
c/o AssetMark		since January	Officer, Charles Schwab Investment		Adelante
Investment Services, Inc.		2001.	Management, Inc. and Executive Vice		Funds
2300 Contra Costa			President, Schwab Funds (1993-1999).		(2000-present).
Boulevard, Suite 425
Pleasant Hill, CA 94523

Leonard H. Rossen, 74	Trustee	Indefinite Term	President, Len Rossen Consulting (a legal	8	None
c/o AssetMark		since January	consulting firm) (1999-present); Corporate
Investment Services, Inc.		2001.	Counsel, Franklin Templeton Mutual Funds
2300 Contra Costa			and Distributors, Inc. (1996-1999).
Boulevard, Suite 425
Pleasant Hill, CA 94523

Interested Trustees

Ronald Cordes*, 46	President,	Indefinite Term	Principal, AssetMark Investment Services, Inc.	8	None
AssetMark Investment	Chairperson,	since January	(1994-present).
2300 Contra Costa	Trustee	2001.
Boulevard, Suite 425
Pleasant Hill, CA 94523

Richard Steiny*, 49	Trustee	Indefinite Term	Principal, AssetMark Investment Services, Inc.	8	None
AssetMark Investment		since January	(1994-present).
2300 Contra Costa		2001.
Boulevard, Suite 425
Pleasant Hill, CA 94523

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
December 31, 2005 (Unaudited)

# of
Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions
Officers

John Whittaker, 36	Vice President	1-Year Term	Senior Vice President and Chief Operating	N/A	N/A
AssetMark		since January	Officer, AssetMark Investment
Investment Services, Inc.		2001	Services, 2000 to present; Director
2300 Contra Costa			of Operations, AssetMark Investment
Boulevard, Suite 425			Services, Inc., 1997 to 2000.
Pleasant Hill, CA 94523

Carrie E. Hansen, 35	Treasurer	1-Year Term	Vice President, CFO/Chief Compliance	N/A	N/A
AssetMark	and Chief	since January	Officer, AssetMark Investment Services,
Investment Services, Inc.	Compliance	2001	Inc., October 2004 to present; CFO/Director
2300 Contra Costa	Officer		of Operations, AssetMark Investment Services,
Boulevard, Suite 425			Inc., February 2004 to October 2004. Director
Pleasant Hill, CA 94523			of Operations, AssetMark Investment Services,
Inc., 2000 to February 2004; Director of
Operations, Barclays Global Investors, Japan,
1998 to 2000.

Teresa Escano, 44	Secretary	1-Year Term	Director of Advisor Services Group,	N/A	N/A
AssetMark		since January	AssetMark Investment Services, Inc.,
Investment Services, Inc.		2001	2000 to present; Manager of Advisor
2300 Contra Costa			Services Group, 1997 to 2000.
Boulevard, Suite 425
Pleasant Hill, CA 94523
The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (888) 278-5809.

*	Ronald Cordes and Richard Steiny are considered “interested persons” of the Funds as defined in the 1940 Act due to their relationship with the Advisor.
6.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

7.	Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling (888) 278-5809. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

(This Page Intentionally Left Blank.)

Assetmark Funds
AssetMark Large Cap Growth Fund
AssetMark Large Cap Value Fund
AssetMark Small/Mid Cap Growth Fund
AssetMark Small/Mid Cap Value Fund
AssetMark International Equity Fund
AssetMark Real Estate Securities Fund
AssetMark Tax-Exempt Fixed Income Fund
AssetMark Core Plus Fixed Income Fund
Investment Advisor
AssetMark Investment Services, Inc.
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523
Legal Counsel
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
Three Embarcadero Center
San Francisco, CA 94111
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202
Distributor
AssetMark Capital Corporation
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523

Semi-Annual Report
December 31, 2005

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Trustees has determined that the registrant does not currently have a member serving on its audit committee that meets the definition of an “audit committee financial expert” as defined in instruction 2(b) of Item 3 of Form N-CSR. The Trustees reviewed the attributes, education and experience of each member of the registrant’s audit committee, the nature of the accounting principles applicable to the registrant, and the registrant’s underlying internal controls and reporting mechanisms and determined that the members of the registrant’s audit committee, as a group, have the experience and education necessary to perform the audit committee’s responsibilities, including those regarding the financial statements of the registrant. In addition, the members of the audit committee determined that the committee has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts, and they will seek such additional expert assistance as they determine it necessary. The Trustees also determined that each member of the Registrant’s audit committee is “independent” as defined in the instructions to this Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AssetMark Funds

By:	/s/ Ronald D. Cordes

Ronald D. Cordes, President

Date:	March 9, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	AssetMark Funds

By:	/s/ Ronald D. Cordes

Ronald D. Cordes
President (Principal Executive Officer)
AssetMark Funds

Date:	March 9, 2006

Registrant:	AssetMark Funds

By:	/s/ Carrie E. Hansen

Carrie E. Hansen
Treasurer (Principal Financial Officer)
AssetMark Funds

Date:	March 9, 2006

* Print the name and title of each signing officer under his or her signature.

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